THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

(Percentages are based on Net Assets of $791,605 (000))

MORTGAGE-BACKED SECURITIES — 62.3%

	Face Amount (000)	Fair Value (000)

UNITED STATES — 62.3%

FHLMC, Ser 2017-356, Cl S5, IO

1.316%, 09/15/47(A)	$24,455	$2,821

FHLMC, Ser 2019-4927, Cl IO, IO

5.000%, 11/25/49	10,355	2,209

FHLMC, Ser 2020-4973, Cl IK, IO

5.000%, 05/25/50	10,892	2,167

FHLMC, Ser 2020-4975, Cl EI, IO

4.500%, 05/25/50	38,562	7,385

FHLMC, Ser 2020-4998, Cl KI, IO

4.000%, 08/25/50	19,799	3,655

FHLMC, Ser 2020-5019, Cl MI, IO

4.000%, 10/25/50	24,857	4,724

FHLMC, Ser 2021-5148, Cl EI, IO

3.000%, 10/25/51	28,016	4,504

FHLMC, Ser 2021-5154, Cl GI, IO

2.000%, 03/25/42	27,196	1,801

FHLMC, Ser 2021-5163, Cl NI, IO

4.500%, 11/25/51	10,231	2,061

FHLMC, Ser 2021-5182, Cl IO, IO

4.000%, 04/25/51	14,943	2,736

FNMA or FHLMC TBA

6.000%, 04/15/53	18,000	18,372

5.500%, 04/15/53	280,000	282,827

5.000%, 04/15/53	75,000	74,801

FNMA, Ser 2012-75, Cl DS, IO

1.105%, 07/25/42(A)	10,744	1,031

FNMA, Ser 2018-73, Cl SC, IO

1.355%, 10/25/48(A)	23,656	2,951

FNMA, Ser 2019-49, Cl IC, IO

4.500%, 05/25/44	12,234	1,309

FNMA, Ser 2020-41, Cl IP, IO

4.000%, 09/25/49	14,056	2,428

FNMA, Ser 2020-57, Cl IB, IO

4.500%, 08/25/50	15,764	3,224

FNMA, Ser 2021-27, Cl EI, IO

4.500%, 05/25/51	27,853	5,846

FNMA, Ser 2021-4, Cl IV, IO

4.500%, 06/25/50	15,423	3,105

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)

FNMA, Ser 2021-62, Cl DI, IO

4.500%, 09/25/48	$11,069	$2,299

FNMA, Ser 2021-62, Cl HI, IO

2.500%, 08/25/51	14,758	1,900

FNMA, Ser 2022-74, Cl SA, IO

0.240%, 10/25/52(A)	67,003	2,117

FNMA, Ser 2022-74, Cl US, IO

0.440%, 11/25/52(A)	73,992	2,948

FNMA, Ser 2023-3403, Cl SB

0.000%, 09/25/52(A)	25,500	1,642

GNMA, Ser 2010-35, Cl AS, IO

0.989%, 03/20/40(A)	12,517	1,048

GNMA, Ser 2010-37, Cl SG, IO

0.939%, 03/20/40(A)	9,830	794

GNMA, Ser 2011-70, Cl WI, IO

0.089%, 12/20/40(A)	19,471	1,104

GNMA, Ser 2015-123, Cl SE, IO

0.959%, 09/20/45(A)	10,738	1,100

GNMA, Ser 2016-77, Cl SC, IO

1.339%, 10/20/45(A)	15,790	1,720

GNMA, Ser 2018-100, Cl S, IO

1.439%, 07/20/48(A)	12,003	1,231

GNMA, Ser 2018-89, Cl LS, IO

1.439%, 06/20/48(A)	20,132	2,114

GNMA, Ser 2018-91, Cl SH, IO

1.489%, 07/20/48(A)	12,010	1,227

GNMA, Ser 2018-91, Cl SJ, IO

1.489%, 07/20/48(A)	12,935	1,326

GNMA, Ser 2019-133, Cl EI, IO

4.500%, 04/20/49	10,925	1,990

GNMA, Ser 2020-4, Cl IO, IO

5.000%, 01/20/50	19,698	3,925

GNMA, Ser 2020-53, Cl QI, IO

4.500%, 08/20/49	13,328	2,396

GNMA, Ser 2020-61, Cl IO, IO

4.500%, 05/20/50	20,088	3,949

GNMA, Ser 2021-139, Cl WI, IO

4.048%, 11/20/45(A)	16,359	2,520

GNMA, Ser 2021-215, Cl SB, IO

1.000%, 12/20/51(A)	19,065	1,528

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)

GNMA, Ser 2021-216, Cl IC, IO

3.000%, 12/20/51	$34,181	$4,532

GNMA, Ser 2022-148, Cl SJ, IO

1.441%, 08/20/52(A)	49,009	3,115

GNMA, Ser 2022-153, Cl SG, IO

0.891%, 09/20/52(A)	49,298	1,890

GNMA, Ser 2022-188, Cl IE, IO

4.500%, 01/20/50	16,102	2,876

GNMA, Ser 2022-193, Cl SA, IO

0.141%, 11/20/52(A)	99,099	2,199

GNMA, Ser 2022-212, Cl SA, IO

1.591%, 12/20/52(A)	49,682	2,348

GNMA, Ser 2022-213, Cl TS, IO

2.291%, 12/20/52(A)	24,900	2,003

GNMA, Ser 2022-23, Cl WI, IO

4.500%, 02/20/52	11,160	1,961

GNMA, Ser 2022-34, Cl IT, IO

4.000%, 01/20/51	18,202	3,147

TOTAL MORTGAGE-BACKED SECURITIES

(Cost $482,431) (000)		492,906

CORPORATE OBLIGATIONS — 23.2%

CANADA — 0.7%

Kronos Acquisition Holdings

5.000%, 12/31/26 (B)	6,184	5,656

LUXEMBOURG — 0.3%

Altice France Holding

10.500%, 05/15/27 (B)	2,941	2,250

NETHERLANDS — 0.3%

Trivium Packaging Finance

8.500%, 08/15/27 (B)	596	542

5.500%, 08/15/26 (B)	2,410	2,309

		2,851

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED KINGDOM — 6.9%

Barclays Bank MTN

0.000%, 12/28/23 (B) (C)	$45,000	$45,195

Clear Channel International

6.625%, 08/01/25 (B)	4,048	3,939

eG Global Finance

8.500%, 10/30/25 (B)	2,023	1,893

6.750%, 02/07/25 (B)	3,709	3,433

		54,460

UNITED STATES — 15.0%

Acrisure

7.000%, 11/15/25 (B)	1,147	1,075

American Greetings

8.750%, 04/15/25 (B)	1,694	1,673

ANGI Group

3.875%, 08/15/28 (B)	1,000	760

B&G Foods

5.250%, 04/01/25	1,737	1,618

Boxer Parent

9.125%, 03/01/26 (B)	2,549	2,472

7.125%, 10/02/25 (B)	500	498

Bread Financial Holdings

4.750%, 12/15/24 (B)	6,297	5,630

Brundage-Bone Concrete Pumping Holdings

6.000%, 02/01/26 (B)	3,261	3,057

Caesars Entertainment

6.250%, 07/01/25 (B)	2,231	2,231

Carriage Services

4.250%, 05/15/29 (B)	1,000	824

CCO Holdings

4.250%, 02/01/31 (B)	500	409

CD&R Smokey Buyer

6.750%, 07/15/25 (B)	1,151	987

Citgo Holding

9.250%, 08/01/24 (B)	1,748	1,751

CITGO Petroleum

7.000%, 06/15/25 (B)	4,072	4,017

CommScope

6.000%, 03/01/26 (B)	764	737

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)

CoreCivic

4.750%, 10/15/27	$236	$207

Cornerstone Building Brands

6.125%, 01/15/29 (B)	500	357

CP Atlas Buyer

7.000%, 12/01/28 (B)	568	422

CSC Holdings

4.500%, 11/15/31 (B)	764	551

Dave & Buster’s

7.625%, 11/01/25 (B)	809	824

Empire Resorts

7.750%, 11/01/26 (B)	122	100

Five Point Operating

7.875%, 11/15/25 (B)	5,514	4,960

Fortress Transportation and Infrastructure Investors

9.750%, 08/01/27 (B)	561	592

Freedom Mortgage

8.250%, 04/15/25 (B)	1,853	1,712

8.125%, 11/15/24 (B)	3,370	3,244

Gates Global

6.250%, 01/15/26 (B)	2,194	2,156

GEO Group

6.000%, 04/15/26	823	726

Getty Images

9.750%, 03/01/27 (B)	1,346	1,344

Hadrian Merger Sub

8.500%, 05/01/26 (B)	1,367	1,121

H-Food Holdings

8.500%, 06/01/26 (B)	1,164	720

JELD-WEN

4.625%, 12/15/25 (B)	1,740	1,614

Ladder Capital Finance Holdings

5.250%, 10/01/25 (B)	4,150	3,651

Madison IAQ

5.875%, 06/30/29 (B)	1,000	772

Matthews International

5.250%, 12/01/25 (B)	209	200

Maxim Crane Works Holdings Capital

10.125%, 08/01/24 (B)	1,712	1,688

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)

Medline Borrower

5.250%, 10/01/29 (B)	$1,000	$868

Mohegan Tribal Gaming Authority

8.000%, 02/01/26 (B)	2,021	1,849

MPT Operating Partnership

5.250%, 08/01/26	3,213	2,888

New Home

7.250%, 10/15/25 (B)	1,551	1,435

Olympus Water US Holding

7.125%, 10/01/27 (B)	1,752	1,645

6.250%, 10/01/29 (B)	1,000	740

Oracle

3.600%, 04/01/40	250	194

Pactiv

8.375%, 04/15/27	861	850

7.950%, 12/15/25	777	788

Paramount Global

4.375%, 03/15/43	250	177

PM General Purchaser

9.500%, 10/01/28 (B)	72	66

Prime Healthcare Services

7.250%, 11/01/25 (B)	690	610

Rand Parent

8.500%, 02/15/30 (B)	189	178

Raptor Acquisition

4.875%, 11/01/26 (B)	2,507	2,331

RegionalCare Hospital Partners Holdings

9.750%, 12/01/26 (B)	5,298	4,285

Rite Aid

7.500%, 07/01/25 (B)	368	217

RLJ Lodging Trust

3.750%, 07/01/26 (B)	793	726

RP Escrow Issuer

5.250%, 12/15/25 (B)	2,868	2,173

Service Properties Trust

7.500%, 09/15/25	2,499	2,466

Specialty Building Products Holdings

6.375%, 09/30/26 (B)	2,189	2,012

Spectrum Brands

5.750%, 07/15/25	352	347

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)

Spirit AeroSystems

7.500%, 04/15/25 (B)	$2,033	$2,033

Spirit Loyalty Cayman

8.000%, 09/20/25 (B)	350	352

SRS Distribution

6.000%, 12/01/29 (B)	453	374

Starwood Property Trust

3.750%, 12/31/24 (B)	1,360	1,253

3.625%, 07/15/26 (B)	1,049	872

Stericycle

5.375%, 07/15/24 (B)	325	322

Sunoco

6.000%, 04/15/27	96	95

Surgery Center Holdings

10.000%, 04/15/27 (B)	1,387	1,414

SWF Escrow Issuer

6.500%, 10/01/29 (B)	1,322	813

TKC Holdings

6.875%, 05/15/28 (B)	1,312	1,108

TMS International

6.250%, 04/15/29 (B)	1,200	925

Trident TPI Holdings

9.250%, 08/01/24 (B)	1,398	1,384

6.625%, 11/01/25 (B)	2,040	1,882

U.S. Acute Care Solutions

6.375%, 03/01/26 (B)	3,890	3,464

Vector Group

10.500%, 11/01/26 (B)	4,529	4,594

5.750%, 02/01/29 (B)	1,495	1,330

Verscend Escrow

9.750%, 08/15/26 (B)	4,659	4,659

Warnermedia Holdings

5.050%, 03/15/42 (B)	250	209

WASH Multifamily Acquisition

5.750%, 04/15/26 (B)	5,000	4,731

White Capital Parentcash/9.000% PIK

8.250%, 03/15/26 (B)	5,202	4,731

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (continued)

XHR

6.375%, 08/15/25 (B)	$675	$662

		118,752

TOTAL CORPORATE OBLIGATIONS (Cost $191,232) (000)		183,969

COMMON STOCK — 5.8%

	Shares

CANADA — 0.2%

Canadian Pacific Railway	26,017	2,002

CHINA — 0.0%

BYD ADR	2,656	156

FRANCE — 0.5%

Hermes International	625	1,263

L’Oreal	5,575	2,487

		3,750

JAPAN — 0.1%

ITOCHU	3,300	107

Marubeni	6,100	83

Mitsubishi	6,300	225

Mitsui	4,900	152

		567

SWITZERLAND — 0.1%

Chocoladefabriken Lindt & Spruengli	49	578

UNITED KINGDOM — 0.1%

Watches of Switzerland Group*	67,591	680

UNITED STATES — 4.8%

Aon, Cl A	5,120	1,614

Ball(D)	31,377	1,729

Booz Allen Hamilton Holding, Cl A	1,139	105

Cintas(D)	3,480	1,610

Costco Wholesale(D)	5,753	2,858

CSX(D)	61,212	1,833

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)

Hershey	3,396	$864

Home Depot(D)	10,133	2,990

Kroger	13,298	657

Lands’ End*	12,580	122

Mastercard, Cl A(D)	3,374	1,226

Mettler-Toledo International*(D)	2,321	3,552

Microsoft(D)	10,302	2,970

Monster Beverage*	16,000	864

Moody’s	2,732	836

Morgan Stanley	3,799	334

Murphy USA	950	245

Occidental Petroleum	24,123	1,506

PepsiCo	6,181	1,127

Pool(D)	4,478	1,534

Raymond James Financial	1,899	177

Republic Services, Cl A(D)	22,546	3,049

Sherwin-Williams(D)	12,186	2,739

Skyline Champion*	13,077	984

Thermo Fisher Scientific	1,435	827

Union Pacific	3,052	614

W R Berkley	15,024	936

		37,902

TOTAL COMMON STOCK (Cost $43,371) (000)		45,635

ASSET-BACKED SECURITIES — 1.8%

	Face Amount (000)

CAYMAN ISLANDS — 1.8%

Bain Capital Credit CLO, Ser 2021-2A, Cl ER

11.408%, ICE LIBOR USD 3 Month + 6.610%, 07/19/34(A),(B)	$360	315

Bain Capital Credit CLO, Ser 2021-3A, Cl ER

11.915%, ICE LIBOR USD 3 Month + 7.100%, 10/21/34(A),(B)	700	624

CARLYLE US CLO, Ser 2021-2A, Cl DR

11.292%, ICE LIBOR USD 3 Month + 6.500%, 07/15/32(A),(B)	500	440

CIFC Funding, Ser 2017-2A, Cl E

10.758%, ICE LIBOR USD 3 Month + 5.950%, 04/20/30(A),(B)	500	424

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)

CIFC Funding, Ser 2017-4A, Cl D

10.916%, ICE LIBOR USD 3 Month + 6.100%, 10/24/30(A),(B)	$700	$598

Dewolf Park CLO, Ser 2017-1A, Cl E

10.992%, ICE LIBOR USD 3 Month + 6.200%, 10/15/30(A),(B)	300	253

Dryden 83 CLO, Ser 2021-83A, Cl E

10.345%, ICE LIBOR USD 3 Month + 5.550%, 01/18/32(A),(B)	750	647

Empower CLO, Ser 2022-1A, Cl E

12.514%, TSFR3M + 8.550%, 10/20/34(A),(B)	400	383

Fillmore Park CLO, Ser 2018-1A, Cl E

10.192%, ICE LIBOR USD 3 Month + 5.400%, 07/15/30(A),(B)	788	679

Madison Park Funding LI, Ser 2021-51A, Cl E

11.068%, ICE LIBOR USD 3 Month + 6.270%, 07/19/34(A),(B)	1,250	1,105

Madison Park Funding XIII, Ser 2018-13A, Cl DR2

7.648%, ICE LIBOR USD 3 Month + 2.850%, 04/19/30(A),(B)	1,459	1,383

Madison Park Funding XLI, Ser 2017-12A, Cl DR

7.615%, ICE LIBOR USD 3 Month + 2.800%, 04/22/27(A),(B)	4,083	3,970

Madison Park Funding XXXV, Ser 2021-35A, Cl ER

10.908%, ICE LIBOR USD 3 Month + 6.100%, 04/20/32(A),(B)	500	449

NYACK Park CLO, Ser 2021-1A, Cl E

10.908%, ICE LIBOR USD 3 Month + 6.100%, 10/20/34(A),(B)	250	223

Octagon Investment Partners 49, Ser 2021-5A, Cl E

11.542%, ICE LIBOR USD 3 Month + 6.750%, 01/15/33(A),(B)	1,750	1,550

RR 6, Ser 2021-6A, Cl DR

10.642%, ICE LIBOR USD 3 Month + 5.850%, 04/15/36(A),(B)	500	431

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)

CAYMAN ISLANDS — (continued)

TIAA CLO I, Ser 2018-1A, Cl DR

8.308%, ICE LIBOR USD 3 Month + 3.500%, 07/20/31(A),(B)	$500	$424

TOTAL ASSET-BACKED SECURITIES

(Cost $14,210) (000)		13,898

CONVERTIBLE BONDS — 0.3%

UNITED STATES — 0.3%

Herbalife Nutrition

2.63%, 03/15/24	2,567	2,432

RWT Holdings

5.75%, 10/01/25	338	304

TOTAL CONVERTIBLE BONDS

(Cost $2,778) (000)		2,736

SHORT-TERM INVESTMENT — 36.3%

	Shares

State Street Institutional Liquid Reserves Fund -

Premier Class

4.970%, (E)	287,201	287,218

TOTAL SHORT-TERM INVESTMENT

(Cost $287,218) (000)		287,218

TOTAL INVESTMENTS — 129.7%

(Cost $1,021,240) (000)		$1,026,362

SECURITIES SOLD SHORT

CORPORATE OBLIGATIONS — (2.1)%

	Face Amount (000)	Fair Value (000)

CANADA — (0.4)%

Bombardier

7.875%, 04/15/27 (B)	$(1,744)	(1,765)
Garda World Security

4.625%, 02/15/27 (B)	(1,145)	(1,028)

		(2,793)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)

UNITED STATES — (1.7)%

Ardagh Packaging Finance

4.125%, 08/15/26 (B)	$(1,355)	$(1,264)

Avis Budget Car Rental

5.750%, 07/15/27 (B)	(1,744)	(1,686)

Covanta Holding

4.875%, 12/01/29 (B)	(352)	(313)

CWT Travel Group

8.500%, 11/19/26 (B)	(1,588)	(1,239)

Frontier Communications Holdings

5.875%, 10/15/27 (B)	(616)	(560)

Gray Television

7.000%, 05/15/27 (B)	(2,741)	(2,295)

Guitar Center

8.500%, 01/15/26 (B)	(1,288)	(1,130)

Masonite International

5.375%, 02/01/28 (B)	(1,221)	(1,166)

United Rentals North America

5.250%, 01/15/30	(965)	(929)

Vornado Realty

2.150%, 06/01/26	(589)	(472)

Williams Scotsman International

4.625%, 08/15/28 (B)	(1,155)	(1,051)

Wynn Resorts Finance
5.125%, 10/01/29 (B)	(1,744)	(1,584)

		(13,689)

TOTAL CORPORATE OBLIGATIONS

(Proceeds $(16,670)) (000)		(16,482)

COMMON STOCK — (0.4)%

	Shares

ITALY — 0.0%

Moncler	(2,145)	(148)

SPAIN — 0.0%

Fluidra	(7,999)	(140)

UNITED STATES — (0.4)%

Charles Schwab	(937)	(49)

Dollar Tree	(4,675)	(671)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED STATES — (continued)

Edgewell Personal Care	(2,516)	$(107)

Extra Space Storage	(468)	(76)

Five Below	(946)	(195)

Floor & Decor Holdings, Cl A	(702)	(69)

Frontdoor	(3,746)	(105)

Grocery Outlet Holding	(9,352)	(264)

Hain Celestial Group	(4,685)	(80)

Life Time Group Holdings	(7,951)	(127)

Lovesac	(937)	(27)

Luminar Technologies, Cl A	(4,676)	(30)

MoneyGram International	(4,685)	(49)

Public Storage	(140)	(43)

Scotts Miracle-Gro	(2,342)	(163)

Shake Shack, Cl A	(7,906)	(439)

Sprouts Farmers Market	(12,860)	(451)

Tesla	(281)	(58)

Trupanion	(1,873)	(80)

		(3,083)

TOTAL COMMON STOCK

(Proceeds $(3,303)) (000)		(3,371)

EXCHANGE TRADED FUNDS — (2.6)%

UNITED STATES — (2.6)%

ARK Innovation ETF	(4,683)	(189)

Invesco QQQ Trust Series 1, Ser 1	(1,832)	(588)

iShares Russell 1000 ETF	(28,278)	(6,369)
SPDR S&P 500 ETF Trust	(31,501)	(12,896)

TOTAL EXCHANGE TRADED FUNDS

(Proceeds $(19,444)) (000)		(20,042)

TOTAL SECURITIES SOLD SHORT — (5.1)%

(Proceeds $39,417) (000)		$(39,895)

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On March 31, 2023, the value of these securities amounted $172,430 (000) and represented 21.8% of net assets.

(C)	Zero coupon security.
(D)

Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of March 31, 2023, there were no securities rehypothecated by MSC.

(E)	Rate shown is the 7-day effective yield as of March 31, 2023. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http:// www.sec.gov.

Open futures contracts held by the Fund at March 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts

3 Month Euribor	2	Jun-2024	$525	$525	$–

3 Month SOFR	1	Mar-2024	239	239	–

AUDUSD Currency	4	Jun-2023	268	268	–

Australian 10-Year Bond	22	Jun-2023	1,790	1,807	15

Australian 3-Year Bond	1	Jun-2023	73	73	–

Brent Crude	2	May-2023	157	159	3

BRL Currency	13	Apr-2023	252	255	3

CAC40 10 Euro Index	24	Apr-2023	1,841	1,909	61

CAD Currency	4	Jun-2023	295	296	1

Canadian 5-Year Bond	2	Jun-2023	168	169	–

Canadian 5-Year Bond	1	Jun-2023	83	84	–

Canadian 10-Year Bond	20	Jun-2023	1,854	1,867	–

CBOE Volatility Index	1	Jun-2023	23	23	–

CBOE Volatility Index	1	May-2023	22	22	–

CBOT Mini DJIA	13	Jun-2023	2,129	2,175	46

Copper	2	May-2023	205	205	–

Copper	8	May-2023	818	819	1

Corn	5	May-2023	164	165	1

Corn	1	Dec-2023	28	28	1

Cotton No. 2	1	May-2023	41	41	–

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
DAX Index	5	Jun-2023	$2,133	$2,141	$14

EUR E-Mini	1	Jun-2023	68	68	–

EUR/USD Micro	2	Jun-2023	27	27	–

Euro STOXX 50	1	Jun-2023	41	43	1

Euro STOXX 50	44	Jun-2023	1,978	2,033	56

Euro STOXX 50	4	Jun-2023	21	21	1

EURO STOXX 50 DVP Futures Index	1	Dec-2023	15	15	–

Euro-Bobl	4	Jun-2023	509	511	(1)

Euro-Bobl	4	Jun-2023	511	511	1

Euro-BTP	3	Jun-2023	375	375	1

Euro-Bund	48	Jun-2023	7,099	7,071	(7)

Euro-Buxl	11	Jun-2023	1,690	1,680	(11)

Euro-OAT	15	Jun-2023	2,123	2,119	(5)

Frozen Concentrated Orange Juice	1	May-2023	36	40	4

FTSE 100 Index	29	Jun-2023	2,676	2,733	50

FTSE China A50	24	Apr-2023	318	319	1

FTSE MIB Index	8	Jun-2023	1,126	1,156	28

Gasoline	2	May-2023	216	221	5

Gold	7	Jun-2023	1,390	1,390	–

Gold	1	Jun-2023	20	20	–

Gold	1	Apr-2023	20	20	–

Gold	3	Jun-2023	598	596	(2)

Hang Seng China Enterprises Index	5	Apr-2023	225	223	(1)

Hang Seng Index	6	Apr-2023	788	783	(5)

IBEX	1	Apr-2023	92	100	5

ICE ECX Emission 2023	4	Dec-2023	392	399	7

ICE White Sugar	2	Apr-2023	62	63	1

INR/USD Micro	2	Apr-2023	121	122	–

INR/USD Micro	5	Apr-2023	121	121	–

Japanese 10-Year Bond	5	Jun-2023	5,637	5,578	(7)

Japanese Yen	1	Jun-2023	97	95	(2)

KC HRW Wheat	3	May-2023	130	132	2

KOSPI 200 Index	66	Jun-2023	4,099	4,103	4

Lean Hogs	2	Jun-2023	73	73	–

Live Cattle	5	Jun-2023	319	324	5

Live Cattle	1	Aug-2023	62	65	3

LME Aluminum	2	Jun-2023	119	120	1

LME Aluminum	4	May-2023	239	239	–

LME Aluminum	1	May-2023	62	60	(2)

LME Aluminum	1	May-2023	59	60	1

LME Aluminum	1	May-2023	59	60	1

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Aluminum	1	May-2023	$60	$60	$–

LME Aluminum	1	May-2023	59	60	1

LME Aluminum	1	May-2023	60	60	–

LME Aluminum	1	May-2023	59	60	1

LME Aluminum	3	Apr-2023	186	178	(8)

LME Aluminum	1	Jun-2023	60	60	1

LME Aluminum	2	May-2023	119	120	1

LME Aluminum	2	Jun-2023	117	120	3

LME Aluminum	1	May-2023	60	60	(1)

LME Aluminum	3	May-2023	178	179	2

LME Aluminum	3	Jun-2023	174	181	7

LME Aluminum	6	Mar-2023	396	352	(44)

LME Aluminum	1	May-2023	59	60	1

LME Aluminum	1	Apr-2023	66	60	(6)

LME Aluminum	3	Jun-2023	176	181	4

LME Aluminum	1	Apr-2023	65	60	(5)

LME Aluminum	2	Apr-2023	128	119	(9)

LME Aluminum	1	Jun-2023	59	60	1

LME Aluminum	1	Jun-2023	59	60	1

LME Aluminum	1	Apr-2023	65	60	(6)

LME Aluminum	4	Apr-2023	258	239	(20)

LME Aluminum	1	Apr-2023	66	60	(6)

LME Aluminum	2	Apr-2023	118	119	2

LME Aluminum	3	Apr-2023	176	179	3

LME Aluminum	2	Apr-2023	127	119	(8)

LME Aluminum	3	Jun-2023	180	181	1

LME Aluminum	1	Mar-2023	58	59	2

LME Aluminum	5	Apr-2023	287	297	10

LME Copper	3	May-2023	656	675	19

LME Copper	1	Jun-2023	222	225	3

LME Copper	1	Jun-2023	225	225	(1)

LME Copper	2	May-2023	447	450	3

LME Copper	1	May-2023	228	225	(3)

LME Copper	1	Mar-2023	211	225	15

LME Copper	2	Mar-2023	465	450	(15)

LME Copper	1	Jun-2023	223	225	2

LME Copper	2	May-2023	451	450	(1)

LME Copper	1	Jun-2023	219	225	6

LME Copper	2	Jun-2023	452	450	(2)

LME Copper	4	Apr-2023	855	900	46

LME Copper	2	Jun-2023	452	450	(2)

LME Copper	2	Jun-2023	433	450	17

LME Copper	1	Jun-2023	222	225	3

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Copper	5	Jun-2023	$1,126	$1,124	$(2)

LME Copper	4	Jun-2023	894	899	5

LME Copper	1	Jun-2023	226	225	(1)

LME Copper	3	Apr-2023	628	675	48

LME Copper	4	Jun-2023	895	899	4

LME Copper	3	Jun-2023	666	675	9

LME Copper	3	Jun-2023	671	674	4

LME Copper	1	Jun-2023	226	225	(1)

LME Copper	2	Jun-2023	432	450	18

LME Copper	3	Apr-2023	691	675	(17)

LME Copper	3	May-2023	672	674	3

LME Copper	2	Apr-2023	458	450	(8)

LME Copper	1	Apr-2023	233	225	(8)

LME Copper	1	May-2023	226	225	(1)

LME Copper	1	Apr-2023	233	225	(8)

LME Copper	2	May-2023	447	450	2

LME Copper	1	Apr-2023	235	225	(10)

LME Copper	1	May-2023	224	225	1

LME Copper	1	May-2023	225	225	–

LME Copper	3	Apr-2023	701	675	(26)

LME Copper	1	Apr-2023	224	225	1

LME Copper	2	Apr-2023	471	450	(21)

LME Copper	8	Apr-2023	1,825	1,801	(24)

LME Copper	4	Apr-2023	903	901	(3)

LME Copper	5	May-2023	1,136	1,124	(12)

LME Copper	2	Apr-2023	462	450	(12)

LME Copper	1	May-2023	228	225	(3)

LME Copper	3	Apr-2023	672	675	4

LME Lead	1	May-2023	53	53	–

LME Lead	2	Apr-2023	106	105	(1)

LME Lead	1	Jun-2023	54	53	(1)

LME Lead	1	Mar-2023	55	53	(2)

LME Lead	1	Apr-2023	53	53	–

LME Lead	2	Apr-2023	106	105	(1)

LME Lead	1	May-2023	51	53	1

LME Lead	2	Apr-2023	110	106	(5)

LME Lead	3	Apr-2023	163	159	(4)

LME Lead	1	May-2023	53	53	–

LME Lead	1	May-2023	53	53	–

LME Lead	1	May-2023	53	53	(1)

LME Lead	1	Jun-2023	53	53	–

LME Lead	1	May-2023	53	53	(1)

LME Lead	2	Apr-2023	112	106	(6)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Lead	2	May-2023	$106	$105	$–
LME Nickle	1	Apr-2023	729	593	(137)

LME Nickle	1	Apr-2023	687	591	(95)

LME Nickle	1	Apr-2023	657	592	(66)

LME Nickle	1	Mar-2023	768	591	(176)

LME Nickle	3	Apr-2023	2,061	1,775	(286)

LME Nickle	1	Apr-2023	677	592	(85)

LME Nickle	1	May-2023	610	594	(16)

LME Nickle	2	Apr-2023	1,436	1,184	(252)

LME Nickle	1	Jun-2023	576	596	20

LME Nickle	1	May-2023	585	594	9

LME Zinc	2	Apr-2023	164	147	(17)

LME Zinc	2	Apr-2023	165	147	(18)

LME Zinc	1	Apr-2023	86	73	(13)

LME Zinc	1	Apr-2023	84	74	(11)

LME Zinc	2	Apr-2023	171	147	(24)

LME Zinc	1	Apr-2023	85	73	(12)

LME Zinc	2	Apr-2023	164	147	(17)

LME Zinc	1	May-2023	74	73	(1)

LME Zinc	1	Apr-2023	76	74	(2)

LME Zinc	4	Apr-2023	331	295	(36)

LME Zinc	1	Apr-2023	76	73	(3)

LME Zinc	1	May-2023	75	73	(2)

LME Zinc	1	May-2023	74	73	(1)

LME Zinc	1	May-2023	74	73	(1)

LME Zinc	1	May-2023	74	73	(1)

LME Zinc	1	May-2023	72	73	1

LME Zinc	1	Apr-2023	82	73	(9)

Long Gilt 10-Year Bond	16	Jun-2023	2,053	2,040	(14)

Materials E-Mini	1	Jun-2023	84	86	2

Mexican Peso	6	Jun-2023	160	164	4

Mill Wheat	2	May-2023	29	28	–

Mini DAX Index	4	Jun-2023	339	343	5

Mini Hang Seng Index	1	Apr-2023	9	9	–

Mini Hang Seng Index	14	Apr-2023	367	365	(2)

MSCI EAFE Index	3	Jun-2023	311	314	3

MSCI Singapore Index	2	Apr-2023	46	46	–

NASDAQ 100 Index E-MINI	16	Jun-2023	4,148	4,257	108

NASDAQ 100 Index E-MINI	2	Jun-2023	52	53	1

Natural Gas	10	Apr-2023	219	222	3

New Zealand Dollar	2	Jun-2023	126	125	(1)

Nikkei 225 Index	6	Jun-2023	619	634	15

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Nikkei 225 Index	10	Jun-2023	$210	$211	$1

Nikkei 225 Index	1	Jun-2023	139	141	2

Nikkei 225 Index	4	Jun-2023	822	845	25

NYMEX Cocoa	16	May-2023	461	469	8

NYMEX Cocoa	1	Jul-2023	28	29	1

Oat	1	May-2023	19	18	(1)

OMX Stockholm 30	8	Apr-2023	165	171	6

Palladium	1	Jun-2023	150	147	(3)

Platinum	3	Jul-2023	147	150	3

Red Wheat	1	May-2023	44	45	1

Rough Rice	1	May-2023	36	35	(1)

S&P 500 Index E-MINI	1	Jun-2023	21	21	–

S&P 500 Index E-MINI	1,982	Dec-2024	30,325	32,604	2,279

S&P 500 Index E-MINI	254	Jun-2023	51,485	52,549	1,064

S&P TSX 60 Index	13	Jun-2023	2,277	2,326	37

SGX Nifty 50	1	Apr-2023	35	35	–

Short-Term Euro-BTP	4	Jun-2023	443	457	5

Short-Term Euro-BTP	2	Jun-2023	229	229	–

Silver	4	May-2023	466	483	17

Soybean	14	May-2023	1,048	1,054	6

Soybean Meal	1	May-2023	47	47	–

Soybean Meal	4	Jul-2023	182	185	2

SPI 200 Index	24	Jun-2023	2,820	2,884	64

STOXX Europe 600	1	Jun-2023	20	21	1

STOXX Europe 600	9	Jun-2023	214	222	7

Sugar No. 11	1	Feb-2024	22	24	2

Sugar No. 11	2	Jun-2023	43	49	6

Sugar No. 11	8	Apr-2023	192	199	7

Swiss Franc	1	Jun-2023	137	138	–

Technology E-Mini	3	Jun-2023	449	461	12

TOPIX Index	4	Jun-2023	593	604	14

Turkish Lira	1	Apr-2023	1	1	–

U.S. 5-Year Treasury Note	2	Jun-2023	221	219	(2)

U.S. 10-Year Treasury Note	46	Jun-2023	5,275	5,286	11

U.S. Dollar	42	Apr-2023	418	419	3

U.S. Dollar Index	2	Jun-2023	205	204	(1)

U.S. Ultra Long Treasury Bond	137	Jun-2023	18,709	19,334	625

Ultra 10-Year U.S. Treasury Note	1	Jun-2023	122	121	(1)

Ultra 10-Year U.S. Treasury Note	6	Jun-2023	726	727	1

USD/CNH Micro	1	Jun-2023	99	99	–

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
WTI Crude Oil	2	May-2023	$150	$152	$1

Yen denom Nikkei	1	Jun-2023	104	106	2

			211,795	215,069	3,297
Short Contracts

3 Month Euribor	(1)	Mar-2026	$(263)	$(264)	$1

3 Month Euribor	(2)	Mar-2024	(514)	(524)	1

3 Month Euribor	(1)	Jun-2025	(260)	(263)	(1)

3 Month SOFR	(6)	Mar-2024	(1,438)	(1,435)	3

90-Day Bank Bill	(2)	Jun-2024	(352)	(356)	–

AUDUSD Currency	(1)	Jun-2023	(67)	(67)	–

Australian 10-Year Bond	(3)	Jun-2023	(245)	(246)	(1)

Australian 10-Year Bond	(1)	Jun-2023	(82)	(82)	–

BIST 30 Index	(20)	Apr-2023	(56)	(56)	–

Brent Crude	(4)	Jun-2023	(82)	(85)	(3)

Brent Crude	(3)	Apr-2023	(225)	(240)	(15)

Brent Crude	(4)	Apr-2023	(309)	(320)	(11)

Brent Crude	(1)	Jun-2023	(76)	(79)	(4)

Brent Crude	(1)	May-2023	(78)	(80)	(1)

British Pound	(2)	Jun-2023	(154)	(154)	–

British Pound	(2)	Jun-2023	(153)	(154)	(2)

Canadian 5-Year Bond	(1)	Jun-2023	(84)	(84)	1

Canadian 10-Year Bond	(5)	Jun-2023	(463)	(467)	3

Canola	(1)	May-2023	(11)	(11)	–

CBOE Volatility Index	(24)	May-2023	(546)	(531)	14

CBOE Volatility Index	(18)	Apr-2023	(375)	(374)	1

CBOT Mini DJIA	(1)	Jun-2023	(165)	(167)	(2)

Coffee C	(2)	May-2023	(130)	(128)	2

Coffee C	(1)	May-2023	(63)	(64)	(1)

Coffee Robusta	(2)	May-2023	(44)	(44)	–

Consumer Staples E-Mini	(1)	Jun-2023	(73)	(76)	(3)

Corn	(1)	Jul-2023	(30)	(32)	(1)

Corn	(1)	Sep-2023	(29)	(29)	–

Corn	(3)	May-2023	(96)	(99)	(3)

Corn	(1)	Dec-2023	(28)	(28)	–

Cotton No. 2	(1)	May-2023	(43)	(41)	2

Crude Oil	(1)	Apr-2023	(37)	(38)	(1)

Energy E-Mini	(2)	Jun-2023	(170)	(175)	(4)

Euro STOXX 50	(6)	Jun-2023	(32)	(32)	–

Euro STOXX 50	(1)	Jun-2023	(44)	(46)	(2)

Euro STOXX 50 Volatility	(1)	Apr-2023	(2)	(2)	–

Euro-Bobl	(7)	Jun-2023	(898)	(895)	10

Euro-Bobl	(2)	Jun-2023	(256)	(256)	(1)

Euro-BTP	(2)	Jun-2023	(251)	(250)	2

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Euro-BTP	(2)	Jun-2023	$(249)	$(250)	$(1)

Euro-OAT	(1)	Jun-2023	(142)	(141)	2

Euro-OAT	(1)	Jun-2023	(140)	(141)	(1)

Euro-Schatz	(17)	Jun-2023	(1,934)	(1,949)	13

Euro-Schatz	(2)	Jun-2023	(230)	(229)	–

Financials E-Mini	(1)	Jun-2023	(99)	(100)	(1)

FTSE China A50	(8)	Apr-2023	(105)	(106)	(1)

FTSE MIB Index	(1)	Jun-2023	(144)	(145)	(1)

FTSE Taiwan Index	(13)	Apr-2023	(717)	(722)	(4)

FTSE/JSE Top 40 Index	(2)	Jun-2023	(80)	(80)	–

Gasoline	(18)	Apr-2023	(1,969)	(2,027)	(58)

Gasoline	(1)	Jun-2023	(99)	(108)	(9)

Gold	(1)	Apr-2023	(20)	(20)	–

Hang Seng China Enterprises Index	(6)	Apr-2023	(262)	(268)	(6)

Health Care E-Mini	(1)	Jun-2023	(130)	(132)	(2)

ICE ECX Emission 2023	(1)	Dec-2023	(95)	(100)	(4)

INR/USD Micro	(6)	Apr-2023	(146)	(146)	–

Japanese 10-Year Government Bond E-MINI	(1)	Jun-2023	(113)	(111)	–

Japanese Yen	(1)	Jun-2023	(96)	(95)	1

Lean Hogs	(2)	Jun-2023	(72)	(73)	(1)

LME Aluminum	(1)	May-2023	(62)	(60)	2

LME Aluminum	(4)	Jun-2023	(230)	(241)	(11)

LME Aluminum	(4)	May-2023	(247)	(239)	8

LME Aluminum	(1)	May-2023	(59)	(60)	(1)

LME Aluminum	(3)	May-2023	(180)	(179)	1

LME Aluminum	(1)	May-2023	(59)	(60)	(1)

LME Aluminum	(3)	Apr-2023	(182)	(178)	3

LME Aluminum	(1)	May-2023	(59)	(60)	(1)

LME Aluminum	(1)	May-2023	(59)	(60)	(1)

LME Aluminum	(1)	May-2023	(61)	(60)	1

LME Aluminum	(1)	May-2023	(59)	(60)	(1)

LME Aluminum	(1)	May-2023	(61)	(60)	1

LME Aluminum	(2)	May-2023	(119)	(120)	(1)

LME Aluminum	(1)	Jun-2023	(59)	(60)	(1)

LME Aluminum	(2)	Jun-2023	(119)	(120)	(1)

LME Aluminum	(1)	Jun-2023	(60)	(60)	(1)

LME Aluminum	(4)	Apr-2023	(235)	(239)	(4)

LME Aluminum	(1)	Apr-2023	(65)	(60)	6

LME Aluminum	(2)	Jun-2023	(119)	(121)	(1)

LME Aluminum	(2)	Apr-2023	(132)	(119)	13

LME Aluminum	(1)	Apr-2023	(59)	(60)	(1)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Aluminum	(2)	Apr-2023	$(125)	$(119)	$6

LME Aluminum	(1)	Apr-2023	(65)	(60)	6

LME Aluminum	(2)	Jun-2023	(114)	(120)	(6)

LME Aluminum	(2)	Jun-2023	(117)	(121)	(4)

LME Aluminum	(1)	Jun-2023	(59)	(60)	(1)

LME Aluminum	(3)	Apr-2023	(197)	(179)	18

LME Aluminum	(6)	Mar-2023	(350)	(352)	(2)

LME Aluminum	(1)	Apr-2023	(64)	(59)	4

LME Aluminum	(5)	Apr-2023	(324)	(297)	26

LME Aluminum	(2)	Apr-2023	(129)	(119)	9

LME Aluminum	(1)	May-2023	(59)	(60)	(1)

LME Aluminum	(1)	Mar-2023	(58)	(59)	(2)

LME Copper	(1)	Jun-2023	(226)	(225)	1

LME Copper	(3)	May-2023	(676)	(675)	1

LME Copper	(3)	Jun-2023	(666)	(674)	(9)

LME Copper	(1)	Mar-2023	(218)	(225)	(7)

LME Copper	(2)	May-2023	(445)	(450)	(5)

LME Copper	(1)	Apr-2023	(228)	(225)	3

LME Copper	(1)	May-2023	(226)	(225)	1

LME Copper	(2)	Jun-2023	(451)	(450)	2

LME Copper	(2)	Jun-2023	(429)	(450)	(21)

LME Copper	(4)	Apr-2023	(933)	(900)	33

LME Copper	(1)	Jun-2023	(225)	(225)	–

LME Copper	(5)	Jun-2023	(1,099)	(1,124)	(25)

LME Copper	(2)	Jun-2023	(451)	(450)	2

LME Copper	(4)	Jun-2023	(869)	(899)	(31)

LME Copper	(2)	Jun-2023	(449)	(450)	(1)

LME Copper	(1)	Jun-2023	(220)	(225)	(4)

LME Copper	(3)	Apr-2023	(700)	(675)	24

LME Copper	(1)	Jun-2023	(226)	(225)	1

LME Copper	(2)	Jun-2023	(443)	(450)	(7)

LME Copper	(2)	Mar-2023	(414)	(450)	(37)

LME Copper	(1)	Jun-2023	(221)	(225)	(4)

LME Copper	(3)	Jun-2023	(670)	(675)	(4)

LME Copper	(2)	Jun-2023	(451)	(450)	2

LME Copper	(2)	Jun-2023	(442)	(450)	(8)

LME Copper	(2)	May-2023	(447)	(450)	(3)

LME Copper	(3)	May-2023	(671)	(674)	(4)

LME Copper	(2)	Apr-2023	(450)	(450)	–

LME Copper	(3)	Apr-2023	(679)	(675)	4

LME Copper	(1)	Apr-2023	(224)	(225)	(1)

LME Copper	(1)	May-2023	(224)	(225)	(1)

LME Copper	(2)	May-2023	(447)	(450)	(2)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Copper	(1)	May-2023	$(222)	$(225)	$(3)

LME Copper	(1)	Apr-2023	(233)	(225)	8

LME Copper	(1)	Apr-2023	(235)	(225)	10

LME Copper	(3)	Apr-2023	(685)	(675)	10

LME Copper	(2)	Apr-2023	(466)	(450)	16

LME Copper	(1)	May-2023	(222)	(225)	(3)

LME Copper	(8)	Apr-2023	(1,766)	(1,801)	(35)

LME Copper	(1)	May-2023	(226)	(225)	1

LME Copper	(4)	Apr-2023	(895)	(901)	(6)

LME Copper	(5)	May-2023	(1,134)	(1,124)	10

LME Copper	(3)	Apr-2023	(686)	(675)	11

LME Copper	(2)	Apr-2023	(451)	(450)	1

LME Lead	(2)	May-2023	(107)	(105)	1

LME Lead	(1)	Mar-2023	(57)	(53)	4

LME Lead	(1)	Jun-2023	(52)	(53)	(1)

LME Lead	(1)	Apr-2023	(53)	(53)	1

LME Lead	(1)	May-2023	(53)	(53)	–

LME Lead	(2)	Apr-2023	(107)	(105)	1

LME Lead	(1)	May-2023	(53)	(53)	–

LME Lead	(1)	May-2023	(53)	(53)	–

LME Lead	(1)	May-2023	(53)	(53)	–

LME Lead	(2)	Apr-2023	(110)	(106)	4

LME Lead	(1)	May-2023	(52)	(53)	(1)

LME Lead	(1)	May-2023	(53)	(53)	–

LME Lead	(2)	Apr-2023	(109)	(106)	3

LME Lead	(1)	Jun-2023	(53)	(53)	1

LME Lead	(2)	Apr-2023	(106)	(105)	1

LME Lead	(3)	Apr-2023	(169)	(159)	11

LME Nickle	(1)	Apr-2023	(718)	(591)	126

LME Nickle	(1)	Apr-2023	(688)	(593)	95

LME Nickle	(1)	Mar-2023	(694)	(591)	102

LME Nickle	(3)	Apr-2023	(2,065)	(1,775)	290

LME Nickle	(1)	Apr-2023	(687)	(592)	95

LME Nickle	(1)	May-2023	(646)	(594)	53

LME Nickle	(1)	Jun-2023	(598)	(596)	2

LME Nickle	(1)	May-2023	(624)	(594)	29

LME Nickle	(1)	Jun-2023	(587)	(596)	(9)

LME Nickle	(1)	Apr-2023	(687)	(592)	96

LME Nickle	(2)	Apr-2023	(1,295)	(1,184)	111

LME Zinc	(2)	Apr-2023	(171)	(147)	24

LME Zinc	(2)	Apr-2023	(171)	(147)	24

LME Zinc	(1)	Apr-2023	(84)	(73)	10

LME Zinc	(1)	Apr-2023	(85)	(73)	12

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
LME Zinc	(1)	Jun-2023	$(72)	$(73)	$(1)

LME Zinc	(2)	Apr-2023	(168)	(147)	21

LME Zinc	(1)	May-2023	(74)	(73)	1

LME Zinc	(2)	Apr-2023	(171)	(147)	24

LME Zinc	(1)	Apr-2023	(76)	(73)	3

LME Zinc	(1)	Jun-2023	(72)	(73)	(1)

LME Zinc	(1)	May-2023	(74)	(73)	1

LME Zinc	(1)	Apr-2023	(76)	(74)	2

LME Zinc	(4)	Apr-2023	(322)	(295)	27

LME Zinc	(1)	May-2023	(78)	(73)	5

LME Zinc	(1)	Apr-2023	(84)	(73)	11

LME Zinc	(1)	May-2023	(77)	(73)	3

LME Zinc	(1)	May-2023	(74)	(73)	1

LME Zinc	(1)	Apr-2023	(78)	(73)	5

LME Zinc	(1)	May-2023	(77)	(73)	4

Long Gilt 10-Year Bond	(2)	Jul-2023	(254)	(255)	(1)

Low Sulphur Gasoil	(2)	May-2023	(149)	(150)	(2)

Low Sulphur Gasoil	(1)	Jul-2023	(70)	(73)	(3)

Low Sulphur Gasoil	(1)	Jun-2023	(70)	(74)	(4)

Lumber	(1)	May-2023	(41)	(41)	1

Maize	(1)	Jun-2023	(14)	(14)	–

Milk	(1)	May-2023	(39)	(38)	1

Mill Wheat	(1)	Dec-2023	(14)	(14)	1

Mill Wheat	(1)	May-2023	(14)	(14)	–

Mini Hang Seng Index	(5)	Apr-2023	(130)	(130)	–

MSCI EAFE Index	(2)	Jun-2023	(198)	(210)	(12)

MSCI Emerging Markets	(52)	Jun-2023	(2,507)	(2,588)	(81)

MSCI Singapore Index	(9)	Apr-2023	(206)	(207)	(2)

Natural Gas	(2)	May-2023	(52)	(49)	3

Natural Gas	(1)	Apr-2023	(5)	(6)	–

Natural Gas	(15)	Apr-2023	(614)	(677)	(60)

Natural Gas	(1)	Apr-2023	(22)	(22)	–

New Zealand Dollar	(1)	Jun-2023	(62)	(63)	–

Nikkei 225 Index	(1)	Jun-2023	(100)	(106)	(4)

NY Harbor ULSD	(1)	Jun-2023	(103)	(107)	(4)

NY Harbor ULSD	(1)	Nov-2023	(102)	(106)	(5)

NY Harbor ULSD	(6)	Apr-2023	(653)	(660)	(7)

Palladium	(1)	Jun-2023	(139)	(147)	(8)

Rapeseed	(1)	Jul-2023	(30)	(26)	4

Russell 2000 Index E-MINI	(6)	Jun-2023	(537)	(544)	(7)

S&P 500 Index E-MINI	(1)	Jun-2023	(205)	(207)	(2)

S&P 500 Real Estate Index	(2)	Jun-2023	(88)	(92)	(4)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P Mid Cap 400 Index E-MINI	(1)	Jun-2023	$(250)	$(253)	$(3)

SGX Iron Ore 62	(2)	May-2023	(25)	(25)	–

SGX Nifty 50	(4)	Apr-2023	(137)	(139)	(2)

Short-Term Euro-BTP	(11)	Jun-2023	(1,245)	(1,257)	2

Soybean	(2)	Nov-2023	(129)	(132)	(3)

Soybean	(3)	Jul-2023	(211)	(221)	(10)

Soybean Meal	(1)	Jul-2023	(44)	(46)	(2)

Soybean Oil	(8)	May-2023	(261)	(266)	(6)

Soybean Oil	(2)	Jul-2023	(70)	(67)	3

Swiss Franc	(1)	Jun-2023	(138)	(138)	–

Turkish Lira	(20)	Apr-2023	(21)	(21)	–

U.S. 2-Year Treasury Note	(2,166)	Jun-2023	(448,133)	(447,177)	955

U.S. 5-Year Treasury Note	(132)	Jun-2023	(14,244)	(14,455)	(211)

U.S. 5-Year Treasury Note	(13)	Jun-2023	(1,425)	(1,424)	1

U.S. 10-Year Treasury Note	(2)	Jun-2023	(230)	(230)	–

U.S. 10-Year Treasury Note	(1,158)	Jun-2023	(129,455)	(133,080)	(3,625)

U.S. Long Treasury Bond	(14)	Jun-2023	(1,832)	(1,836)	(4)

Ultra 10-Year U.S. Treasury Note	(1)	Jun-2023	(120)	(121)	(1)

USD/CNH Micro	(2)	Jun-2023	(198)	(199)	–

Utilities E-Mini	(2)	Jun-2023	(135)	(138)	(3)

Wheat	(1)	Dec-2023	(39)	(37)	3

Wheat	(1)	Jul-2023	(35)	(35)	–

Wheat	(3)	May-2023	(100)	(104)	(4)

Wheat	(8)	May-2023	(278)	(277)	1

White Maize	(1)	Jul-2023	(21)	(21)	–

WTI Crude Oil	(31)	Apr-2023	(2,142)	(2,346)	(203)

WTI Crude Oil	(1)	Nov-2023	(68)	(74)	(5)

WTI Crude Oil	(3)	Apr-2023	(206)	(227)	(21)

WTI Crude Oil	(1)	Jun-2023	(68)	(76)	(8)

WTI Crude Oil	(1)	May-2023	(74)	(76)	(2)

Yellow Maize	(1)	Jul-2023	(22)	(23)	–

			(661,140)	(663,481)	(2,260)

			$(449,345)	$(448,412)	$1,037

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	04/03/23-04/28/23	INR	535,529	USD	6,505	$(6)

Deutsche Bank	04/03/23-04/28/23	KRW	6,905,521	USD	5,300	—

Deutsche Bank	04/03/23-04/24/23	CLP	811,368	USD	1,000	(19)

Deutsche Bank	04/03/23-04/28/23	USD	1,300	CLP	1,059,636	31

Deutsche Bank	04/03/23-04/24/23	USD	5,605	INR	462,410	18

Deutsche Bank	04/03/23-05/04/23	USD	4,800	KRW	6,233,293	(15)

Deutsche Bank	04/04/23-05/03/23	USD	2,300	BRL	11,998	64

Deutsche Bank	04/04/23-05/03/23	BRL	9,907	USD	1,900	(52)

Deutsche Bank	04/06/23-04/24/23	TWD	73,401	USD	2,400	(11)

Deutsche Bank	04/06/23-04/24/23	USD	1,800	TWD	55,197	13

Deutsche Bank	04/10/23	USD	300	COP	1,435,688	8

Deutsche Bank	04/10/23	COP	1,427,447	USD	300	(6)

Deutsche Bank	04/28/23	AUD	1,800	NZD	1,935	6

Deutsche Bank	04/28/23	USD	1,094	CHF	1,000	2

Deutsche Bank	04/28/23	USD	1,772	CAD	2,400	5

Deutsche Bank	04/28/23	USD	2,208	AUD	3,300	—

Deutsche Bank	04/28/23	JPY	35,491	AUD	400	(1)

Deutsche Bank	04/28/23	JPY	1,537,500	USD	11,661	29

Deutsche Bank	04/28/23	JPY	244,563	GBP	1,500	1

Deutsche Bank	04/28/23	USD	2,859	GBP	2,313	(5)

Deutsche Bank	04/28/23	NZD	400	JPY	33,062	(1)

Deutsche Bank	04/28/23	USD	188	JPY	25,000	1

Deutsche Bank	04/28/23	USD	8,722	EUR	8,000	(32)

Deutsche Bank	04/28/23	JPY	530,442	EUR	3,700	6

Deutsche Bank	04/28/23	CHF	248	EUR	250	(1)

Deutsche Bank	04/28/23	AUD	2,831	EUR	1,750	6

Deutsche Bank	04/28/23	NZD	1,200	USD	750	(1)

Deutsche Bank	04/28/23	SEK	8,324	USD	800	(3)

Deutsche Bank	04/28/23	CNH	34,291	USD	5,000	—

Deutsche Bank	04/28/23	JPY	49,527	NZD	600	—

Deutsche Bank	04/28/23	CAD	2,391	EUR	1,625	(5)

Deutsche Bank	04/28/23	EUR	250	NOK	2,831	(1)

Deutsche Bank	04/28/23	EUR	1,800	GBP	1,583	(1)

Deutsche Bank	04/28/23	CAD	900	USD	664	(2)

Deutsche Bank	04/28/23	MXN	500	USD	28	—

Deutsche Bank	04/28/23	TRY	48,368	USD	2,432	(7)

Deutsche Bank	04/28/23	NZD	215	AUD	200	(1)

Deutsche Bank	04/28/23	GBP	125	AUD	230	(1)

Deutsche Bank	04/28/23	CAD	182	AUD	200	(1)

Deutsche Bank	04/28/23	JPY	19,477	CAD	200	1

Deutsche Bank	04/28/23	AUD	400	CAD	364	2

Deutsche Bank	04/28/23	JPY	72,047	CHF	500	3

Deutsche Bank	04/28/23	EUR	750	CHF	745	2

Deutsche Bank	04/28/23	USD	100	CZK	2,173	—

Deutsche Bank	04/28/23	GBP	616	EUR	700	1

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
Deutsche Bank	04/28/23	NOK	12,718	EUR	1,125	$6
Deutsche Bank	04/28/23	SEK	7,068	EUR	625	(3)
Deutsche Bank	04/28/23	PLN	471	EUR	100	—
Deutsche Bank	04/28/23	CHF	141	GBP	125	(1)
Deutsche Bank	04/28/23	EUR	100	HUF	38,477	—
Deutsche Bank	04/28/23	USD	200	ZAR	3,577	—
Deutsche Bank	04/28/23	USD	200	HUF	70,871	—
Deutsche Bank	04/28/23	USD	1,346	MXN	24,500	6
Deutsche Bank	04/28/23	EUR	250	SEK	2,827	1
Deutsche Bank	04/28/23	NOK	8,000	SEK	8,003	7
Deutsche Bank	04/28/23	USD	1,600	SGD	2,128	—
Deutsche Bank	04/28/23	AUD	2,900	USD	1,948	7
Deutsche Bank	04/28/23	CHF	1,500	USD	1,639	(5)
Deutsche Bank	04/28/23	PLN	3,034	USD	700	(2)
Deutsche Bank	04/28/23	GBP	312	USD	386	—
Deutsche Bank	04/28/23	ZAR	7,255	USD	400	(6)
Deutsche Bank	04/28/23	NOK	7,288	USD	700	3
Deutsche Bank	04/28/23	EUR	375	USD	407	—
Deutsche Bank	04/28/23	ILS	715	USD	200	1
Deutsche Bank	04/28/23	AUD	1,200	JPY	106,252	1
Deutsche Bank	04/28/23	AUD	1,610	GBP	875	2
Deutsche Bank	04/28/23	CAD	200	JPY	19,582	—
Morgan Stanley	06/21/23	CHF	489	USD	542	3
Morgan Stanley	06/21/23	USD	10	GBP	8	—
Morgan Stanley	06/21/23	JPY	71,121	USD	542	—
Morgan Stanley	06/21/23	EUR	3,342	USD	3,611	(30)
Morgan Stanley	06/21/23	GBP	581	USD	708	(10)

						$7

Open OTC swap agreements held by the Fund at March 31, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BAEIESPR INDEX	0.15%	ASSET RETURN	Quarterly	10/20/23	USD	$19,331	$33	$–	$33
Bank of America	**MLBX3P23 INDEX	0.00%	ASSET RETURN	Quarterly	11/21/23	USD	49,859	(695)	–	(695)
Bank of America	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	15,060	1,272	–	1,272
Barclays	**BEFSEB05 INDEX	0.00%	ASSET RETURN	Quarterly	04/14/23	USD	75,516	(885)	–	(885)
BNP Paribas	**BNPUMFRL INDEX	3M SOFR RATE +0.47%	ASSET RETURN	Quarterly	05/04/23	USD	51,957	(4,481)	–	(4,481)
BNP Paribas	**BNPUMFRS INDEX	ASSET RETURN	3M SOFR RATE +0.27%	Quarterly	05/04/23	USD	53,277	5,716	–	5,716
BNP Paribas	**GDDUEAFE INDEX	ASSET RETURN	3M SOFR RATE +0.42%	Quarterly	01/30/24	USD	40,192	177	–	177
BNP Paribas	**NDUEEGF INDEX	3M SOFR RATE +0.37%	ASSET RETURN	Quarterly	01/30/24	USD	41,727	(1,894)	–	(1,894)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Credit Suisse	**CSVPDSPG INDEX	0.50%	ASSET RETURN	Monthly	05/19/23	USD	$16,819	$(106)	$–	$(106)
Credit Suisse	**CSVTBSK7 INDEX	0.00%	ASSET RETURN	Quarterly	05/12/23	USD	72,817	174	–	174
Goldman Sachs	**GSIRECAF INDEX	0.30%	ASSET RETURN	Quarterly	03/18/24	EUR	€54,619	419	–	419
Goldman Sachs	**GSVLR2B4 INDEX	0.00%	ASSET RETURN	Quarterly	08/03/23	USD	$15,483	(243)	–	(243)
Goldman Sachs	**RCXTMGT3 INDEX	0.00%	ASSET RETURN	Quarterly	10/11/24	USD	40,728	404	–	404
JPMorgan Chase	**JFDNUU2X INDEX	0.10%	ASSET RETURN	Quarterly	01/30/24	USD	78,756	551	–	551
JPMorgan Chase	**JMABNPMF INDEX	0.20%	ASSET RETURN	Quarterly	04/01/24	USD	23,681	–	–	–
JPMorgan Chase	**JPQIFSL1 INDEX	+0.64%	ASSET RETURN	Quarterly	02/21/24	USD	44,714	(316)	–	(316)
JPMorgan Chase	**JPQIFSS1 INDEX	ASSET RETURN	FED FUNDS -0.21%	Quarterly	02/21/24	USD	33,845	522	–	522
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	Quarterly	09/26/23	USD	38,350	(302)	–	(302)
JPMorgan Chase	ASDZ23 INDEX	0.00%	ASSET RETURN	N/A	12/15/23	USD	20,500	2,117	–	2,117
JPMorgan Chase	IBOXHY INDEX	ASSET RETURN	3M SOFR	Quarterly	09/20/23	USD	4,620	(141)	47	(188)
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	06/20/23	USD	12,054	(599)	40	(639)
JPMorgan Chase	IBXXLLTR INDEX	ASSET RETURN	3M SOFR	Quarterly	09/20/23	USD	26,666	(761)	268	(1,029)
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	ASSET RETURN	Quarterly	03/25/24	USD	58,654	(3)	–	(3)
Macquarie Bank Limited	**MQIS331 INDEX	0.25%	ASSET RETURN	Quarterly	03/11/24	USD	36,020	75	–	75
Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	Quarterly	07/29/23	USD	43,170	983	–	983
Societe Generale	**SGIXUSGC INDEX	0.15%	ASSET RETURN	Quarterly	01/20/24	USD	37,891	135	7	128
Societe Generale	**SGIXVR2U INDEX	SOFR +0.00%	ASSET RETURN	N/A	04/05/23	USD	17,798	529	–	529
UBS	**UBCSUFRR INDEX	0.00%	ASSET RETURN	Quarterly	11/29/23	USD	31,732	45	–	45

							$1,055,836	$2,726	$362	$2,364

** The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2023.

**BAEIESPR Index: A strategy that sells ultra-short options to buy midterm length options to profit from a US equity market that slowly trades lower as opposed to falls quickly.

	Top Underlying Components	Notional	Percentage of Notional

Future	S&P 500 E-mini Futures	$22,986,468	118.67%

Currency	US Dollar Spot	(3,732,464)	-19.27%

Option	April 23 Puts on SPX	10,195	0.05%

	April 23 Puts on SPX	10,195	0.05%

	April 23 Puts on SPX	8,396	0.04%

	April 23 Puts on SPX	8,396	0.04%

	April 23 Puts on SPX	14,992	0.08%

	April 23 Puts on SPX	12,593	0.07%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
April 23 Puts on SPX	$12,293	0.06%

April 23 Puts on SPX	11,094	0.06%

April 23 Puts on SPX	10,794	0.06%

April 23 Puts on SPX	9,295	0.05%

April 23 Puts on SPX	1,530	0.01%

April 23 Puts on SPX	1,530	0.01%

April 23 Puts on SPX	1,530	0.01%

April 23 Puts on SPX	1,530	0.01%

April 23 Puts on SPX	1,530	0.01%

**MLBX3P23 Index: Basket of three Commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

	Top Underlying Components	Notional	Percentage of Notional

Future	WTI Crude Futures Jun 23	$8,554,415	17.40%

	WTI	(8,554,415)	-17.40%

	Copper	5,899,596	12.00%

	Copper	(5,899,596)	-12.00%

	Live Cattle	(9,980,151)	-20.30%

	Aluminum	4,621,350	9.40%

	Aluminum	(4,621,350)	-9.40%

	Soybeans	8,210,272	16.70%

	Heating Oil	2,015,695	4.10%

	Wheat	2,015,695	4.10%

	Heating Oil	(2,015,695)	-4.10%

	Kansas Wheat	(2,015,695)	-4.10%

	Brent	7,964,455	16.20%

	Brent	(7,915,292)	-16.10%

	Corn	3,736,411	7.60%

	Soybean Meal	(3,736,411)	-7.60%

	Coffee	3,343,105	6.80%

	Coffee	(3,343,105)	-6.80%

	Soybeans	(6,292,903)	-12.80%

	Soybean Oil	3,097,288	6.30%

	Soybean Oil	(3,097,288)	-6.30%

	Natural Gas	6,145,413	12.50%

	Corn	(5,997,923)	-12.20%

	Soybean Meal	5,752,106	11.70%

	Heating Oil	(2,851,472)	-5.80%

	Gasoil	(2,851,472)	-5.80%

	Natural Gas	(5,604,617)	-11.40%

	Wheat	(2,802,308)	-5.70%

	Gasoline RBOB	(2,802,308)	-5.70%

	Nickel	2,556,492	5.20%

	Nickel	(2,556,492)	-5.20%

	Live Cattle	4,670,514	9.50%

	Gold	(4,080,554)	-8.30%

	Lean Hogs	3,539,758	7.20%

	Sugar	(3,441,431)	-7.00%

	Sugar	3,392,268	6.90%

	Zinc	(3,048,125)	-6.20%

	Zinc	2,998,961	6.10%

	WTI	2,949,798	6.00%

	Soybean Oil	983,266	2.00%

	Lead	983,266	2.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Lead	$(983,266)	-2.00%

Brent	2,900,635	5.90%

Kansas Wheat	1,425,736	2.90%

Copper	(1,425,736)	-2.90%

Gasoline RBOB	2,753,145	5.60%

WTI	2,703,982	5.50%

Gasoil	(2,654,818)	-5.40%

Gasoil	2,605,655	5.30%

Cotton	1,229,083	2.50%

Soybean Meal	1,229,083	2.50%

Brent	2,458,165	5.00%

Kansas Wheat	(2,212,349)	-4.50%

Wheat	2,163,185	4.40%

Soybeans	1,917,369	3.90%

Soybean Oil	(1,868,206)	-3.80%

Corn	1,819,042	3.70%

Cotton	(1,622,389)	-3.30%

Natural Gas	(1,573,226)	-3.20%

Lean Hogs	1,376,572	2.80%

Silver	(1,179,919)	-2.40%

Aluminum	(1,130,756)	-2.30%

Gasoil	835,776	1.70%

Coffee	(786,613)	-1.60%

Zinc	(737,450)	-1.50%

Heating Oil	639,123	1.30%

Nickel	(589,960)	-1.20%

Gasoline RBOB	540,796	1.10%

Gasoline RBOB	245,817	0.50%

Lead	(245,817)	-0.50%

Sugar	(442,470)	-0.90%

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional

Index	Barclays EB05 Desk Strategy	$74,631,039	100.00%

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momemtum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Safehold Inc	$292,027	0.61%

	Atlas Technical Consultants Inc	206,611	0.43%

	CinCor Pharma Inc	189,060	0.40%

	Exelixis Inc	89,244	0.19%

	Karat Packaging Inc	89,244	0.19%

	Trean Insurance Group Inc	174,730	0.37%

	Aurinia Pharmaceuticals Inc	171,829	0.36%

	Weatherford International PLC	170,999	0.36%

	Teekay Corp	170,105	0.36%

	Tidewater Inc	168,619	0.35%

	The Manitowoc Co Inc	166,511	0.35%

	Jounce Therapeutics Inc	164,795	0.34%

	Par Pacific Holdings Inc	162,480	0.34%

	Sotera Health Co	161,446	0.34%

	Otter Tail Corp	149,196	0.31%

	DMC Global Inc	147,335	0.31%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
PBF Energy Inc	$146,580	0.31%

Dropbox Inc	71,696	0.15%

IBEX Holdings Ltd	71,696	0.15%

Tactile Systems Technology Inc	139,818	0.29%

Pulmonx Corp	137,315	0.29%

Preformed Line Products Co	133,598	0.28%

ONE Gas Inc	132,194	0.28%

Builders FirstSource Inc	131,853	0.28%

Murphy USA Inc	65,097	0.14%

MaxCyte Inc	65,097	0.14%

Evergy Inc	127,017	0.27%

Rigel Pharmaceuticals Inc	126,626	0.26%

Brookfield Infrastructure Corp	126,048	0.26%

TravelCenters of America Inc	125,886	0.26%

R1 RCM Inc	125,455	0.26%

Arlo Technologies Inc	125,025	0.26%

SI-BONE Inc	125,020	0.26%

Artesian Resources Corp	123,405	0.26%

Vistra Corp	121,583	0.25%

PGT Innovations Inc	120,881	0.25%

Hims & Hers Health Inc	119,996	0.25%

Proto Labs Inc	119,966	0.25%

Olympic Steel Inc	119,799	0.25%

Consolidated Edison Inc	119,435	0.25%

Ameren Corp	119,255	0.25%

Encore Wire Corp	118,322	0.25%

Spirit AeroSystems Holdings Inc	118,120	0.25%

Allegro MicroSystems Inc	117,868	0.25%

OGE Energy Corp	115,462	0.24%

Ardmore Shipping Corp	115,115	0.24%

SkyWest Inc	114,678	0.24%

Squarespace Inc	114,323	0.24%

Cirrus Logic Inc	114,218	0.24%

Cardiovascular Systems Inc	113,995	0.24%

CompoSecure Inc	113,884	0.24%

JELD-WEN Holding Inc	113,552	0.24%

Radiant Logistics Inc	113,444	0.24%

Provident Bancorp Inc	113,348	0.24%

Berry Corp	113,061	0.24%

Rapid7 Inc	113,046	0.24%

Merchants Bancorp	112,599	0.24%

Dominion Energy Inc	112,368	0.24%

Babcock & Wilcox Enterprises Inc	111,811	0.23%

Coterra Energy Inc	111,504	0.23%

US Silica Holdings Inc	111,281	0.23%

Bird Global Inc	111,164	0.23%

California Water Service Group	110,003	0.23%

AirSculpt Technologies Inc	109,805	0.23%

PDC Energy Inc	109,558	0.23%

National Fuel Gas Co	109,321	0.23%

Clearway Energy Inc	109,164	0.23%

Napco Security Technologies Inc	109,057	0.23%

O-I Glass Inc	108,863	0.23%

ChampionX Corp	108,646	0.23%

Sterling Infrastructure Inc	108,477	0.23%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Resideo Technologies Inc	$108,373	0.23%

Insight Enterprises Inc	108,106	0.23%

Quad/Graphics Inc	106,941	0.22%

Lincoln Electric Holdings Inc	106,926	0.22%

California Resources Corp	106,802	0.22%

Rogers Corp	106,503	0.22%

Natera Inc	106,100	0.22%

Omega Flex Inc	105,667	0.22%

Atkore Inc	105,607	0.22%

Avidity Biosciences Inc	105,532	0.22%

iRadimed Corp	105,510	0.22%

HomeTrust Bancshares Inc	105,415	0.22%

Select Energy Services Inc	105,261	0.22%

Magnolia Oil & Gas Corp	105,166	0.22%

HBT Financial Inc	105,118	0.22%

Northern Oil and Gas Inc	105,036	0.22%

Crescent Energy Co	105,014	0.22%

Regal Rexnord Corp	104,687	0.22%

EnerSys	104,574	0.22%

FormFactor Inc	104,457	0.22%

Talaris Therapeutics Inc	103,668	0.22%

Republic Bancorp Inc	103,483	0.22%

Rambus Inc	103,385	0.22%

Amplify Energy Corp	102,523	0.21%

Kforce Inc	102,497	0.21%

Skyline Champion Corp	102,451	0.21%

Kaman Corp	102,324	0.21%

EOG Resources Inc	102,169	0.21%

Macatawa Bank Corp	101,187	0.21%

Donaldson Co Inc	100,711	0.21%

ACM Research Inc	100,689	0.21%

Catalent Inc	100,554	0.21%

Aveanna Healthcare Holdings Inc	100,502	0.21%

Global Industrial Co	100,467	0.21%

Murphy Oil Corp	100,273	0.21%

AerSale Corp	100,125	0.21%

National Energy Services Reunited Corp	100,080	0.21%

Illinois Tool Works Inc	99,953	0.21%

Tennant Co	99,818	0.21%

Argan Inc	99,664	0.21%

Constellium SE	99,575	0.21%

Hovnanian Enterprises Inc	99,507	0.21%

Otis Worldwide Corp	99,194	0.21%

EMCOR Group Inc	99,028	0.21%

American Airlines Group Inc	98,963	0.21%

Mueller Industries Inc	98,955	0.21%

Allied Motion Technologies Inc	98,952	0.21%

Liberty Energy Inc	98,552	0.21%

Owens Corning	98,500	0.21%

NexTier Oilfield Solutions Inc	98,471	0.21%

Phibro Animal Health Corp	98,468	0.21%

Vericel Corp	98,295	0.21%

BayCom Corp	98,100	0.21%

Enterprise Bancorp Inc	97,713	0.20%

Legalzoom.com Inc	97,578	0.20%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Graco Inc	$97,426	0.20%

Landstar System Inc	97,391	0.20%

Reliance Steel & Aluminum Co	97,152	0.20%

Verisk Analytics Inc	96,974	0.20%

Winmark Corp	96,853	0.20%

Pardes Biosciences Inc	96,829	0.20%

Ryerson Holding Corp	96,515	0.20%

CH Robinson Worldwide Inc	96,307	0.20%

Cavco Industries Inc	96,260	0.20%

Insperity Inc	95,915	0.20%

Fortinet Inc	95,911	0.20%

PROG Holdings Inc	95,858	0.20%

OFG Bancorp	95,697	0.20%

Southwestern Energy Co	95,573	0.20%

ACADIA Pharmaceuticals Inc	95,481	0.20%

OraSure Technologies Inc	95,412	0.20%

Hub Group Inc	95,261	0.20%

Ecovyst Inc	95,243	0.20%

Heidrick & Struggles International Inc	95,235	0.20%

Jabil Inc	95,035	0.20%

Alpine Immune Sciences Inc	94,964	0.20%

Broadmark Realty Capital Inc	94,642	0.20%

DocGo Inc	94,614	0.20%

United Airlines Holdings Inc	94,498	0.20%

Y-mAbs Therapeutics Inc	94,477	0.20%

Enterprise Financial Services Corp	94,469	0.20%

Workiva Inc	94,211	0.20%

Bruker Corp	94,199	0.20%

Atlassian Corp	93,921	0.20%

AGCO Corp	93,501	0.20%

Peoples Bancorp Inc	93,383	0.20%

Central Pacific Financial Corp	93,109	0.19%

Radian Group Inc	92,985	0.19%

Talos Energy Inc	92,928	0.19%

Eneti Inc	92,542	0.19%

Booking Holdings Inc	92,476	0.19%

Ventyx Biosciences Inc	92,428	0.19%

Array Technologies Inc	92,295	0.19%

Privia Health Group Inc	92,291	0.19%

Evolus Inc	92,283	0.19%

Veritiv Corp	92,181	0.19%

AZZ Inc	92,011	0.19%

Delta Air Lines Inc	91,656	0.19%

FNB Corp	91,616	0.19%

ACNB Corp	91,606	0.19%

BlueLinx Holdings Inc	91,311	0.19%

CompX International Inc	91,109	0.19%

Parke Bancorp Inc	90,933	0.19%

Kelly Services Inc	90,881	0.19%

TrustCo Bank Corp NY	90,845	0.19%

Bluegreen Vacations Holding Corp	90,695	0.19%

Acuity Brands Inc	90,620	0.19%

Arrow Electronics Inc	90,533	0.19%

Stoke Therapeutics Inc	90,495	0.19%

PROS Holdings Inc	90,207	0.19%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
SP Plus Corp	$89,977	0.19%

Perrigo Co PLC	89,795	0.19%

Teradyne Inc	89,756	0.19%

ON24 Inc	89,647	0.19%

HNI Corp	89,609	0.19%

Bankwell Financial Group Inc	89,592	0.19%

Airbnb Inc	89,554	0.19%

Concrete Pumping Holdings Inc	89,517	0.19%

UFP Industries Inc	89,516	0.19%

Palo Alto Networks Inc	89,485	0.19%

National Western Life Group Inc	89,434	0.19%

iRhythm Technologies Inc	89,423	0.19%

Expeditors International of Washington Inc	89,348	0.19%

CTS Corp	89,031	0.19%

Popular Inc	88,955	0.19%

National Research Corp	88,141	0.18%

ManpowerGroup Inc	87,953	0.18%

Fair Isaac Corp	87,499	0.18%

GrafTech International Ltd	87,265	0.18%

Rollins Inc	86,899	0.18%

Innovage Holding Corp	86,810	0.18%

Nature’s Sunshine Products Inc	86,788	0.18%

Matson Inc	86,710	0.18%

United States Lime & Minerals Inc	86,628	0.18%

Patrick Industries Inc	86,618	0.18%

NMI Holdings Inc	86,529	0.18%

NVR Inc	86,429	0.18%

Donnelley Financial Solutions Inc	86,368	0.18%

Apple Inc	86,312	0.18%

Westlake Corp	86,127	0.18%

Point Biopharma Global Inc	86,116	0.18%

JetBlue Airways Corp	85,938	0.18%

First Financial Corp	85,802	0.18%

Montauk Renewables Inc	85,781	0.18%

Valvoline Inc	85,471	0.18%

La-Z-Boy Inc	85,360	0.18%

Kulicke & Soffa Industries Inc	85,317	0.18%

Parsons Corp	85,077	0.18%

John B Sanfilippo & Son Inc	84,905	0.18%

Biglari Holdings Inc	84,855	0.18%

HealthStream Inc	84,741	0.18%

The Howard Hughes Corp	84,673	0.18%

Emerson Electric Co	84,315	0.18%

Home Bancorp Inc	84,306	0.18%

Simmons First National Corp	84,301	0.18%

Beazer Homes USA Inc	84,155	0.18%

Avid Technology Inc	84,099	0.18%

SunCoke Energy Inc	84,046	0.18%

Avis Budget Group Inc	84,032	0.18%

Enfusion Inc	84,007	0.18%

MasterCraft Boat Holdings Inc	83,967	0.18%

Treace Medical Concepts Inc	83,957	0.18%

Interactive Brokers Group Inc	83,852	0.18%

Chart Industries Inc	83,691	0.18%

BorgWarner Inc	83,662	0.18%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
U-Haul Holding Co	$83,647	0.18%

Cboe Global Markets Inc	83,624	0.17%

Financial Institutions Inc	83,566	0.17%

The Andersons Inc	83,540	0.17%

Barrett Business Services Inc	83,499	0.17%

Braemar Hotels & Resorts Inc	83,399	0.17%

Forrester Research Inc	83,346	0.17%

Tiptree Inc	83,316	0.17%

Steel Dynamics Inc	83,261	0.17%

Belden Inc	83,227	0.17%

Marine Products Corp	83,176	0.17%

MacroGenics Inc	83,086	0.17%

Verra Mobility Corp	83,061	0.17%

Quanex Building Products Corp	82,942	0.17%

Forestar Group Inc	82,816	0.17%

Veeco Instruments Inc	82,814	0.17%

Advanced Drainage Systems Inc	82,796	0.17%

CNB Financial Corp	82,567	0.17%

Qualys Inc	82,547	0.17%

Carter Bankshares Inc	82,350	0.17%

Extra SpAce Storage Inc	81,918	0.17%

Wingstop Inc	81,878	0.17%

Public Storage	81,655	0.17%

Syneos Health Inc	81,560	0.17%

Six Flags Entertainment Corp	81,530	0.17%

Fresh Del Monte Produce Inc	81,458	0.17%

Jackson Financial Inc	81,444	0.17%

Computer Programs and Systems Inc	81,413	0.17%

Cisco Systems Inc	81,375	0.17%

Texas Pacific Land Corp	81,017	0.17%

Boise Cascade Co	81,011	0.17%

Texas Instruments Inc	81,003	0.17%

VeriSign Inc	80,900	0.17%

Essent Group Ltd	80,871	0.17%

Nucor Corp	80,818	0.17%

Comstock Resources Inc	80,803	0.17%

STAAR Surgical Co	80,753	0.17%

Civista Bancshares Inc	80,652	0.17%

Huntington Ingalls Industries Inc	80,621	0.17%

MGIC Investment Corp	80,603	0.17%

RLI Corp	80,585	0.17%

Brunswick Corp	80,515	0.17%

Lamar Advertising Co	80,433	0.17%

Loews Corp	80,427	0.17%

StoneX Group Inc	80,408	0.17%

MiMedx Group Inc	80,192	0.17%

Kronos Worldwide Inc	80,068	0.17%

Summit Financial Group Inc	79,871	0.17%

Ryman Hospitality Properties Inc	79,667	0.17%

Commercial Metals Co	79,554	0.17%

Transcontinental Realty Investors Inc	79,399	0.17%

SMART Global Holdings Inc	79,299	0.17%

Olin Corp	79,151	0.17%

Vishay Precision Group Inc	79,052	0.17%

Rallybio Corp	78,989	0.17%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Modine Manufacturing Co	$78,979	0.17%
Deciphera Pharmaceuticals Inc	78,935	0.17%
Adient PLC	78,933	0.17%
Hope Bancorp Inc	78,921	0.17%
Coherus Biosciences Inc	78,918	0.17%
Adaptive Biotechnologies Corp	78,797	0.16%
Westamerica BanCorp	78,778	0.16%
ADMA Biologics Inc	78,767	0.16%
Open Lending Corp	78,712	0.16%
Capital One Financial Corp	78,690	0.16%
Independent Bank Corp	78,637	0.16%
Investors Title Co	78,456	0.16%
Inspire Medical Systems Inc	78,147	0.16%
Mastercard Inc	78,087	0.16%
Genworth Financial Inc	78,076	0.16%
Johnson Outdoors Inc	78,060	0.16%
A-Mark Precious Metals Inc	78,028	0.16%
Ally Financial Inc	78,014	0.16%
Evo Payments Inc	77,917	0.16%
United States Steel Corp	77,872	0.16%
BrightView Holdings Inc	77,808	0.16%
eXp World Holdings Inc	77,677	0.16%
Cadre Holdings Inc	77,592	0.16%
Vector Group Ltd	77,552	0.16%
Coca-Cola Consolidated Inc	77,526	0.16%
Tesla Inc	77,410	0.16%
MidWestOne Financial Group Inc	77,114	0.16%
MarketWise Inc	77,028	0.16%
The Chemours Co	76,999	0.16%
Catalyst Pharmaceuticals Inc	76,762	0.16%
Ryan Specialty Holdings Inc	76,610	0.16%
Marsh & McLennan Cos Inc	76,559	0.16%
RBB Bancorp	76,353	0.16%
Rimini Street Inc	76,256	0.16%
WW International Inc	76,030	0.16%
Lumentum Holdings Inc	75,974	0.16%
Vishay Intertechnology Inc	75,957	0.16%
Sonic Automotive Inc	75,936	0.16%
Silvercrest Asset Management Group Inc	75,932	0.16%
Hanmi Financial Corp	75,901	0.16%
InspiRed Entertainment Inc	75,790	0.16%
Warrior Met Coal Inc	75,784	0.16%
SolarWinds Corp	75,695	0.16%
Cohen & Steers Inc	75,660	0.16%
Ambac Financial Group Inc	75,642	0.16%
BCB Bancorp Inc	75,611	0.16%
Cal-Maine Foods Inc	75,599	0.16%
South Plains Financial Inc	75,594	0.16%
Cognex Corp	75,523	0.16%
Upbound Group Inc	75,448	0.16%
Lions Gate Entertainment Corp	75,283	0.16%
Navient Corp	75,281	0.16%
Viavi Solutions Inc	75,146	0.16%
The Mosaic Co	75,065	0.16%
Steven Madden Ltd	74,679	0.16%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Alpha Metallurgical Resources Inc	$74,652	0.16%
Cardinal Health Inc	74,638	0.16%
Fidelity National Financial Inc	74,623	0.16%
Weyerhaeuser Co	74,295	0.16%
Myers Industries Inc	74,234	0.16%
Paysafe Ltd	74,229	0.16%
Ameriprise Financial Inc	74,209	0.16%
Bunge Ltd	74,149	0.16%
Capital Bancorp Inc	74,115	0.16%
HomeStreet Inc	73,915	0.15%
Enact Holdings Inc	73,837	0.15%
Unum Group	73,770	0.15%
McKesson Corp	73,591	0.15%
Village Super Market Inc	73,548	0.15%
Extreme Networks Inc	73,485	0.15%
Reinsurance Group of America Inc	73,467	0.15%
F5 Inc	73,220	0.15%
Hancock Whitney Corp	73,162	0.15%
Haverty Furniture Cos Inc	73,052	0.15%
Ultra Clean Holdings Inc	73,007	0.15%
Diamond Hill Investment Group Inc	72,960	0.15%
Ethan Allen Interiors Inc	72,948	0.15%
Albertsons Cos Inc	72,911	0.15%
Marriott International Inc	72,888	0.15%
The RMR Group Inc	72,785	0.15%
Amkor Technology Inc	72,387	0.15%
The Travelers Cos Inc	72,295	0.15%
Schnitzer Steel Industries Inc	72,265	0.15%
Paycor HCM Inc	72,042	0.15%
Lazard Ltd	72,024	0.15%
Century Casinos Inc	71,730	0.15%
Sleep Number Corp	71,671	0.15%
Hudson Technologies Inc	71,651	0.15%
Box Inc	71,421	0.15%
RE/MAX Holdings Inc	71,415	0.15%
Aflac Inc	71,300	0.15%
Waters Corp	71,270	0.15%
The Goodyear Tire & Rubber Co	71,222	0.15%
Humana Inc	70,990	0.15%
Two Harbors Investment Corp	70,925	0.15%
Ionis Pharmaceuticals Inc	70,875	0.15%
Colgate-PalmoLive Co	70,769	0.15%
Value Line Inc	70,697	0.15%
Castle Biosciences Inc	70,658	0.15%
Cushman & Wakefield PLC	70,392	0.15%
Paychex Inc	70,372	0.15%
Horace Mann Educators Corp	70,340	0.15%
SomaLogic Inc	70,307	0.15%
Malibu Boats Inc	70,269	0.15%
Primo Water Corp	70,227	0.15%
Elevance Health Inc	70,216	0.15%
Paylocity Holding Corp	70,000	0.15%
Jones Lang LaSalle Inc	69,733	0.15%
Winnebago Industries Inc	69,585	0.15%
Zynex Inc	69,528	0.15%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Adtalem Global Education Inc	$69,453	0.15%
Shockwave Medical Inc	69,379	0.15%
Corcept Therapeutics Inc	69,330	0.15%
Columbia Banking System Inc	69,255	0.14%
Standard Motor Products Inc	69,238	0.14%
Sealed Air Corp	69,218	0.14%
Paycom Software Inc	69,204	0.14%
Keysight Technologies Inc	69,203	0.14%
Foghorn Therapeutics Inc	69,140	0.14%
Seaboard Corp	69,111	0.14%
Post Holdings Inc	69,092	0.14%
Caesars Entertainment Inc	69,071	0.14%
Emergent BioSolutions Inc	69,029	0.14%
Virtu Financial Inc	68,991	0.14%
First Bank	68,905	0.14%
Marcus & Millichap Inc	68,855	0.14%
American Equity Investment Life Holding Co	68,767	0.14%
LPL Financial Holdings Inc	68,645	0.14%
Photronics Inc	68,632	0.14%
Nu Skin Enterprises Inc	68,588	0.14%
Perdoceo Education Corp	68,573	0.14%
Molson Coors Beverage Co	68,460	0.14%
Redwood Trust Inc	68,377	0.14%
Titan International Inc	68,309	0.14%
Inari Medical Inc	68,194	0.14%
Green Dot Corp	68,193	0.14%
Axogen Inc	68,133	0.14%
Expedia Group Inc	68,038	0.14%
Comerica Inc	67,930	0.14%
NextGen Healthcare Inc	67,772	0.14%
James River Group Holdings Ltd	67,739	0.14%
EZCORP Inc	67,601	0.14%
BrightSpire Capital Inc	67,476	0.14%
Starwood Property Trust Inc	67,309	0.14%
Flowers Foods Inc	67,302	0.14%
Jefferies Financial Group Inc	67,251	0.14%
IDT Corp	67,106	0.14%
Herbalife Nutrition Ltd	66,996	0.14%
Orthofix Medical Inc	66,897	0.14%
General Motors Co	66,841	0.14%
ProFrac Holding Corp	66,781	0.14%
NV5 Global Inc	66,674	0.14%
Revolve Group Inc	66,651	0.14%
Movado Group Inc	66,597	0.14%
Oxford Industries Inc	66,412	0.14%
Office Properties Income Trust	66,259	0.14%
Tyson Foods Inc	66,142	0.14%
Erie Indemnity Co	66,124	0.14%
Nutanix Inc	65,862	0.14%
Synchrony Financial	65,856	0.14%
eGain Corp	65,684	0.14%
CommVault Systems Inc	65,597	0.14%
American Software Inc	65,520	0.14%
Pilgrim’s Pride Corp	65,453	0.14%
The Home Depot Inc	65,422	0.14%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Vivid Seats Inc	$65,267	0.14%
Unisys Corp	65,257	0.14%
TTM Technologies Inc	65,149	0.14%
Westrock Co	64,946	0.14%
Monarch Casino & Resort Inc	64,893	0.14%
Ingles Markets Inc	64,789	0.14%
Heritage Commerce Corp	64,672	0.14%
Viad Corp	64,551	0.14%
EverQuote Inc	64,512	0.13%
Principal Financial Group Inc	64,453	0.13%
Thryv Holdings Inc	64,384	0.13%
Customers Bancorp Inc	64,314	0.13%
908 Devices Inc	64,162	0.13%
American International Group Inc	64,157	0.13%
Thor Industries Inc	64,026	0.13%
Molina Healthcare Inc	64,003	0.13%
Target Hospitality Corp	63,949	0.13%
Archer-Daniels-Midland Co	63,940	0.13%
Bluerock Homes Trust Inc	63,915	0.13%
Neurocrine Biosciences Inc	63,822	0.13%
Automatic Data Processing Inc	63,817	0.13%
Semtech Corp	63,612	0.13%
PC Connection Inc	63,533	0.13%
Digi International Inc	63,446	0.13%
Kronos Bio Inc	63,444	0.13%
Nasdaq Inc	63,358	0.13%
Adeia Inc	63,352	0.13%
MarineMax Inc	63,287	0.13%
Rayonier Advanced Materials Inc	63,230	0.13%
IronNet Inc	63,114	0.13%
Medifast Inc	63,002	0.13%
A10 Networks Inc	62,942	0.13%
Playtika Holding Corp	62,777	0.13%
Zimvie Inc	62,768	0.13%
Domino’s Pizza Inc	62,661	0.13%
Dillard’s Inc	62,632	0.13%
Organogenesis Holdings Inc	62,613	0.13%
Valhi Inc	62,593	0.13%
Equity Commonwealth	62,054	0.13%
RingCentral Inc	61,986	0.13%
YETI Holdings Inc	61,892	0.13%
Caesarstone Ltd	61,838	0.13%
Dynavax Technologies Corp	61,665	0.13%
Rush Street Interactive Inc	61,614	0.13%
The Hackett Group Inc	61,600	0.13%
Brightcove Inc	61,589	0.13%
Penn Entertainment Inc	61,562	0.13%
Prudential Financial Inc	61,427	0.13%
Ideaya Biosciences Inc	61,057	0.13%
Metropolitan Bank Holding Corp	60,462	0.13%
Granite Point Mortgage Trust Inc	60,352	0.13%
Republic First Bancorp Inc	59,678	0.12%
Douglas Elliman Inc	59,195	0.12%
The Trade Desk Inc	59,143	0.12%
Harley-Davidson Inc	57,938	0.12%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Bally’s Corp	$57,624	0.12%
Etsy Inc	57,617	0.12%
Inotiv Inc	57,606	0.12%
CommScope Holding Co Inc	57,439	0.12%
Silk Road Medical Inc	57,387	0.12%
First Foundation Inc	57,073	0.12%
Identiv Inc	57,027	0.12%
Hersha Hospitality Trust	56,727	0.12%
Signature Bank	56,464	0.12%
The Aaron’s Co Inc	55,876	0.12%
American Axle & Manufacturing Holdings Inc	55,617	0.12%
CareDx Inc	55,280	0.12%
Pactiv Evergreen Inc	54,975	0.12%
Camping World Holdings Inc	54,741	0.11%
Anywhere Real Estate Inc	54,675	0.11%
Alector Inc	54,389	0.11%
Kohl’s Corp	54,301	0.11%
Multiplan Corp	53,984	0.11%
Yelp Inc	53,732	0.11%
The RealReal Inc	53,575	0.11%
SIGA Technologies Inc	53,089	0.11%
Gambling.com Group Ltd	52,591	0.11%
Stagwell Inc	52,415	0.11%
SVB Financial Group	51,720	0.11%
Kiniksa Pharmaceuticals Ltd	51,610	0.11%
ZipRecruiter Inc	51,206	0.11%
The Charles Schwab Corp	50,781	0.11%
Fossil Group Inc	50,361	0.11%
Arcutis Biotherapeutics Inc	50,230	0.11%
Live Nation Entertainment Inc	50,103	0.10%
The Beachbody Co Inc	50,086	0.10%
Sinclair Broadcast Group Inc	49,776	0.10%
Vanda Pharmaceuticals Inc	49,763	0.10%
Cross Country Healthcare Inc	48,707	0.10%
Vacasa Inc	48,584	0.10%
Gogo Inc	48,342	0.10%
Lulu’s Fashion Lounge Holdings Inc	47,280	0.10%
Playstudios Inc	47,158	0.10%
Telos Corp	46,384	0.10%
PubMatic Inc	46,162	0.10%
Amneal Pharmaceuticals Inc	45,737	0.10%
Chimerix Inc	44,776	0.09%
Whole Earth Brands Inc	44,446	0.09%
TrueCar Inc	43,774	0.09%
Seer Inc	43,716	0.09%
Ooma Inc	43,517	0.09%
Inogen Inc	43,385	0.09%
Harmony Biosciences Holdings Inc	43,165	0.09%
Instil Bio Inc	42,269	0.09%
TechTarget Inc	41,590	0.09%
Warby Parker Inc	41,508	0.09%
Invivyd Inc	41,357	0.09%
PacWest Bancorp	41,228	0.09%
Bioventus Inc	40,166	0.08%
Edgio Inc	40,003	0.08%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Ashford Hospitality Trust Inc	$39,847	0.08%

Alignment Healthcare Inc	39,421	0.08%

Relmada Therapeutics Inc	39,283	0.08%

Tupperware Brands Corp	39,007	0.08%

Gannett Co Inc	38,349	0.08%

Curo Group Holdings Corp	35,191	0.07%

Tricida Inc	35,074	0.07%

Novavax Inc	33,541	0.07%

Globalstar Inc	32,820	0.07%

Skillz Inc	31,971	0.07%

Allbirds Inc	30,507	0.06%

American Public Education Inc	28,598	0.06%

Affimed NV	28,524	0.06%

Gelesis Holdings Inc	27,102	0.06%

Leafly Holdings Inc	26,783	0.06%

iHeartMedia Inc	26,454	0.06%

Innovid Corp	25,461	0.05%

GreenLight Biosciences Holdings PBC	25,422	0.05%

aka Brands Holding Corp	20,415	0.04%

Avaya Holdings Corp	17,039	0.04%

Silvergate Capital Corp	6,709	0.01%

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momemtum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Enovix Corp	$(212,488)	0.44%

	Asana Inc	(147,778)	0.31%

	Hecla Mining Co	(145,942)	0.30%

	Berkshire Grey Inc	(142,870)	0.30%

	Celldex Therapeutics Inc	(71,335)	0.15%

	Reservoir Media Inc	(71,335)	0.15%

	Kinetik Holdings Inc	(141,773)	0.30%

	Fastly Inc	(140,642)	0.29%

	LifeStance Health Group Inc	(140,641)	0.29%

	Ameresco Inc	(139,371)	0.29%

	Borr Drilling Ltd	(139,071)	0.29%

	IonQ Inc	(138,432)	0.29%

	Protagonist Therapeutics Inc	(136,860)	0.29%

	Turtle Beach Corp	(135,042)	0.28%

	FTI Consulting Inc	(134,872)	0.28%

	ACV Auctions Inc	(134,769)	0.28%

	Driven Brands Holdings Inc	(134,643)	0.28%

	Oscar Health Inc	(133,311)	0.28%

	Empire Petroleum Corp	(132,965)	0.28%

	Cheniere Energy Inc	(132,961)	0.28%

	Royal Gold Inc	(132,802)	0.28%

	Diamond Offshore Drilling Inc	(132,716)	0.28%

	AAON Inc	(132,578)	0.28%

	Blackbaud Inc	(132,308)	0.28%

	Fluence Energy Inc	(132,120)	0.28%

	Clean Energy Fuels Corp	(131,168)	0.27%

	Tetra Tech Inc	(131,087)	0.27%

	Advanced Micro Devices Inc	(130,547)	0.27%

	Sitio Royalties Corp	(128,095)	0.27%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Valaris Ltd	$(127,826)	0.27%

SFL Corp Ltd	(126,716)	0.26%

Equifax Inc	(125,821)	0.26%

DigitalOcean Holdings Inc	(125,654)	0.26%

Applied Industrial Technologies Inc	(125,428)	0.26%

Heritage-Crystal Clean Inc	(125,269)	0.26%

Joby Aviation Inc	(124,982)	0.26%

KBR Inc	(124,839)	0.26%

Green Plains Inc	(124,708)	0.26%

Frontline PLC	(124,686)	0.26%

GATX Corp	(124,365)	0.26%

Hayward Holdings Inc	(124,315)	0.26%

Transcat Inc	(124,213)	0.26%

Science Applications International Corp	(124,160)	0.26%

Solaris Oilfield Infrastructure Inc	(124,124)	0.26%

GXO Logistics Inc	(123,967)	0.26%

ICF International Inc	(123,847)	0.26%

MSA Safety Inc	(123,795)	0.26%

CBIZ Inc	(123,498)	0.26%

Pure Cycle Corp	(123,432)	0.26%

WEC Energy Group Inc	(123,220)	0.26%

AppLovin Corp	(123,177)	0.26%

The Greenbrier Cos Inc	(123,051)	0.26%

Construction Partners Inc	(123,032)	0.26%

The AZEK Co Inc	(123,022)	0.26%

MSC Industrial Direct Co Inc	(122,971)	0.26%

Noble Corp PLC	(122,903)	0.26%

Remitly Global Inc	(122,792)	0.26%

Workiva Inc	(122,723)	0.26%

Great Lakes Dredge & Dock Corp	(122,341)	0.26%

Snowflake Inc	(122,201)	0.26%

MongoDB Inc	(121,652)	0.25%

Ball Corp	(121,613)	0.25%

Nordic American Tankers Ltd	(121,252)	0.25%

Martin Marietta Materials Inc	(120,718)	0.25%

Booz Allen Hamilton Holding Corp	(120,636)	0.25%

Spirit Airlines Inc	(120,632)	0.25%

Upwork Inc	(120,583)	0.25%

Eastman Kodak Co	(120,354)	0.25%

New Jersey Resources Corp	(120,346)	0.25%

Opendoor Technologies Inc	(120,184)	0.25%

Hillenbrand Inc	(120,163)	0.25%

NRG Energy Inc	(119,800)	0.25%

Trex Co Inc	(119,781)	0.25%

Redfin Corp	(119,633)	0.25%

Public Service Enterprise Group Inc	(119,350)	0.25%

Custom Truck One Source Inc	(119,296)	0.25%

Leidos Holdings Inc	(118,951)	0.25%

Lyft Inc	(118,737)	0.25%

Piedmont Lithium Inc	(118,619)	0.25%

Energy Fuels Inc	(118,285)	0.25%

Unity Software Inc	(118,143)	0.25%

Constellation Energy Corp	(117,904)	0.25%

Uber Technologies Inc	(117,870)	0.25%

Avista Corp	(117,748)	0.25%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Kirby Corp	$(117,561)	0.25%

Crown Holdings Inc	(117,511)	0.25%

Nautilus Biotechnology Inc	(117,430)	0.25%

Ring Energy Inc	(117,397)	0.25%

BellRing Brands Inc	(117,372)	0.25%

Cleanspark Inc	(117,268)	0.24%

SiteOne Landscape Supply Inc	(117,251)	0.24%

Marten Transport Ltd	(117,056)	0.24%

Perimeter Solutions SA	(116,921)	0.24%

Vulcan Materials Co	(116,713)	0.24%

Smith & Wesson Brands Inc	(116,484)	0.24%

Middlesex Water Co	(116,447)	0.24%

Dominion Energy Inc	(116,334)	0.24%

Sempra Energy	(116,320)	0.24%

Golden Ocean Group Ltd	(116,121)	0.24%

Zurn Elkay Water Solutions Corp	(115,984)	0.24%

MasTec Inc	(115,554)	0.24%

Paycor HCM Inc	(115,460)	0.24%

The Duckhorn Portfolio Inc	(115,350)	0.24%

Bloom Energy Corp	(115,158)	0.24%

The Simply Good Foods Co	(115,055)	0.24%

New York Community Bancorp Inc	(114,970)	0.24%

Freshpet Inc	(114,905)	0.24%

Chart Industries Inc	(114,629)	0.24%

TriMas Corp	(114,571)	0.24%

Micron Technology Inc	(114,569)	0.24%

Rogers Corp	(114,411)	0.24%

Okta Inc	(114,203)	0.24%

A-Mark Precious Metals Inc	(113,834)	0.24%

Church & Dwight Co Inc	(113,656)	0.24%

Performance Food Group Co	(113,553)	0.24%

Dril-Quip Inc	(113,497)	0.24%

Gevo Inc	(113,472)	0.24%

Corsair Gaming Inc	(113,059)	0.24%

Pacific Biosciences of California Inc	(112,968)	0.24%

Xeris Biopharma Holdings Inc	(112,744)	0.24%

WD-40 Co	(112,666)	0.24%

The Boston Beer Co Inc	(112,530)	0.24%

Paylocity Holding Corp	(112,285)	0.23%

Aspen Technology Inc	(112,271)	0.23%

Ormat Technologies Inc	(112,209)	0.23%

LGI Homes Inc	(112,061)	0.23%

SentinelOne Inc	(111,934)	0.23%

the AES Corp	(111,819)	0.23%

Primoris Services Corp	(111,401)	0.23%

Louisiana-Pacific Corp	(111,281)	0.23%

Appian Corp	(111,256)	0.23%

Cloudflare Inc	(111,221)	0.23%

Hertz Global Holdings Inc	(111,206)	0.23%

Allegiant Travel Co	(111,080)	0.23%

Tellurian Inc	(110,770)	0.23%

Roper Technologies Inc	(110,670)	0.23%

Constellation Brands Inc	(110,636)	0.23%

Central Garden & Pet Co	(110,240)	0.23%

SMART Global Holdings Inc	(110,147)	0.23%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Plug Power Inc	$(110,139)	0.23%

Zuora Inc	(109,926)	0.23%

Impinj Inc	(109,603)	0.23%

Trinity Industries Inc	(109,572)	0.23%

Helmerich & Payne Inc	(109,537)	0.23%

Planet Labs PBC	(109,402)	0.23%

Uranium Energy Corp	(109,318)	0.23%

Ubiquiti Inc	(109,023)	0.23%

Carpenter Technology Corp	(108,906)	0.23%

Celanese Corp	(108,905)	0.23%

FuelCell Energy Inc	(108,847)	0.23%

OneSpaWorld Holdings Ltd	(108,752)	0.23%

Euronet Worldwide Inc	(108,669)	0.23%

The Chefs’ Warehouse Inc	(108,572)	0.23%

Atomera Inc	(108,507)	0.23%

Frontier Group Holdings Inc	(108,413)	0.23%

Traeger Inc	(108,310)	0.23%

indie Semiconductor Inc	(108,169)	0.23%

Digimarc Corp	(108,135)	0.23%

Signet Jewelers Ltd	(108,013)	0.23%

Enviva Inc	(107,986)	0.23%

Duluth Holdings Inc	(107,985)	0.23%

Marqeta Inc	(107,616)	0.22%

Automatic Data Processing Inc	(107,183)	0.22%

UGI Corp	(106,628)	0.22%

Sunrun Inc	(106,595)	0.22%

Astronics Corp	(106,531)	0.22%

PAR Technology Corp	(106,486)	0.22%

Walgreens Boots Alliance Inc	(106,148)	0.22%

Churchill Downs Inc	(106,110)	0.22%

Triumph Financial Inc	(106,018)	0.22%

MarketAxess Holdings Inc	(105,439)	0.22%

Avid Bioservices Inc	(105,360)	0.22%

United Rentals Inc	(105,348)	0.22%

International Money Express Inc	(105,306)	0.22%

Western Digital Corp	(105,162)	0.22%

MGP Ingredients Inc	(105,073)	0.22%

Globant SA	(105,000)	0.22%

I3 Verticals Inc	(104,920)	0.22%

The Cooper Cos Inc	(104,760)	0.22%

Citizens & Northern Corp	(104,722)	0.22%

Mattel Inc	(104,679)	0.22%

eHealth Inc	(104,658)	0.22%

Alta Equipment Group Inc	(104,611)	0.22%

Service Corp International	(104,534)	0.22%

The Lovesac Co	(103,916)	0.22%

AMMO Inc	(103,830)	0.22%

Five Below Inc	(103,788)	0.22%

Lantheus Holdings Inc	(103,545)	0.22%

Heska Corp	(103,378)	0.22%

Sunnova Energy International Inc	(103,308)	0.22%

Entegris Inc	(103,278)	0.22%

Northern Trust Corp	(103,099)	0.22%

Matterport Inc	(102,994)	0.22%

Cantaloupe Inc	(102,989)	0.22%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
SmartRent Inc	$(102,713)	0.21%

TopBuild Corp	(102,654)	0.21%

MoneyGram International Inc	(102,614)	0.21%

Clarivate PLC	(102,553)	0.21%

Lexicon Pharmaceuticals Inc	(102,544)	0.21%

Certara Inc	(102,541)	0.21%

Alico Inc	(102,504)	0.21%

Maximus Inc	(102,445)	0.21%

The Scotts Miracle-Gro Co	(102,307)	0.21%

Compass Inc	(102,249)	0.21%

Goosehead Insurance Inc	(102,094)	0.21%

Intrepid Potash Inc	(102,057)	0.21%

Banco Latinoamericano de Comercio Exterior SA	(102,045)	0.21%

Waterstone Financial Inc	(101,997)	0.21%

City Holding Co	(101,983)	0.21%

Cleveland-Cliffs Inc	(101,943)	0.21%

BancFirst Corp	(101,908)	0.21%

Park National Corp	(101,497)	0.21%

Coinbase Global Inc	(101,409)	0.21%

SunOpta Inc	(100,874)	0.21%

Masterbrand Inc	(100,818)	0.21%

nCino Inc	(100,455)	0.21%

JPMorgan Chase & Co	(100,444)	0.21%

Marvell Technology Inc	(100,354)	0.21%

Vail Resorts Inc	(100,221)	0.21%

Ambarella Inc	(100,134)	0.21%

Wolfspeed Inc	(100,015)	0.21%

Twilio Inc	(99,652)	0.21%

HCA Healthcare Inc	(99,516)	0.21%

NextDecade Corp	(99,175)	0.21%

LKQ Corp	(99,171)	0.21%

Exact Sciences Corp	(99,127)	0.21%

eBay Inc	(99,022)	0.21%

Teleflex Inc	(98,879)	0.21%

Pool Corp	(98,735)	0.21%

Theravance Biopharma Inc	(98,727)	0.21%

Virgin Galactic Holdings Inc	(98,705)	0.21%

Century Aluminum Co	(98,704)	0.21%

H&R Block Inc	(98,617)	0.21%

Mohawk Industries Inc	(98,574)	0.21%

The Bank of New York Mellon Corp	(98,447)	0.21%

BigCommerce Holdings Inc	(98,344)	0.21%

Ares Management Corp	(98,287)	0.21%

FTC Solar Inc	(98,208)	0.21%

CME Group Inc	(98,174)	0.21%

Align Technology Inc	(98,141)	0.21%

CONMED Corp	(98,055)	0.20%

Alcoa Corp	(97,960)	0.20%

Brown & Brown Inc	(97,763)	0.20%

Aptiv PLC	(97,599)	0.20%

Merit Medical Systems Inc	(97,366)	0.20%

Mister Car Wash Inc	(97,211)	0.20%

Commerce Bancshares Inc	(97,076)	0.20%

Omega Healthcare Investors Inc	(96,874)	0.20%

RadNet Inc	(96,707)	0.20%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Lakeland Financial Corp	$(96,547)	0.20%

Surgery Partners Inc	(96,501)	0.20%

Robinhood Markets Inc	(96,495)	0.20%

America’s Car-Mart Inc	(96,473)	0.20%

First Financial Bankshares Inc	(96,435)	0.20%

Sweetgreen Inc	(96,317)	0.20%

Lindblad Expeditions Holdings Inc	(96,283)	0.20%

Franchise Group Inc	(96,281)	0.20%

Dorman Products Inc	(96,128)	0.20%

Community Bank System Inc	(96,073)	0.20%

TFS Financial Corp	(96,040)	0.20%

Carnival Corp	(95,955)	0.20%

DENTSPLY SIRONA Inc	(95,900)	0.20%

Tucows Inc	(95,814)	0.20%

Prologis Inc	(95,716)	0.20%

Focus Financial Partners Inc	(95,675)	0.20%

HCI Group Inc	(95,672)	0.20%

Columbia Financial Inc	(95,472)	0.20%

West BanCorp Inc	(95,466)	0.20%

Apartment Investment and Management Co	(95,107)	0.20%

Akoustis Technologies Inc	(94,829)	0.20%

InvenTrust Properties Corp	(94,711)	0.20%

Camping World Holdings Inc	(94,690)	0.20%

Innoviva Inc	(94,687)	0.20%

IVERIC bio Inc	(94,559)	0.20%

Hilton Grand Vacations Inc	(94,353)	0.20%

Blackstone Inc	(94,291)	0.20%

Block Inc	(94,253)	0.20%

CTO Realty Growth Inc	(94,236)	0.20%

Leggett & Platt Inc	(94,216)	0.20%

Baxter International Inc	(94,176)	0.20%

Healthcare Realty Trust Inc	(94,140)	0.20%

OrthoPediatrics Corp	(94,053)	0.20%

Revance Therapeutics Inc	(93,918)	0.20%

Topgolf Callaway Brands Corp	(93,904)	0.20%

Royalty Pharma PLC	(93,870)	0.20%

WisdomTree Inc	(93,839)	0.20%

Bright Horizons Family Solutions Inc	(93,803)	0.20%

Integer Holdings Corp	(93,637)	0.20%

Bath & Body Works Inc	(93,563)	0.20%

Tempur Sealy International Inc	(93,506)	0.20%

ResMed Inc	(93,406)	0.20%

Stellar Bancorp Inc	(93,405)	0.20%

Affirm Holdings Inc	(93,389)	0.20%

UDR Inc	(93,218)	0.19%

Tenet Healthcare Corp	(92,995)	0.19%

Merchants Bancorp	(92,960)	0.19%

Bank of America Corp	(92,861)	0.19%

Hippo Holdings Inc	(92,744)	0.19%

Sierra Bancorp	(92,743)	0.19%

Metrocity Bankshares Inc	(92,685)	0.19%

NeoGenomics Inc	(92,365)	0.19%

NI Holdings Inc	(92,334)	0.19%

Royal Caribbean Cruises Ltd	(92,295)	0.19%

Welltower Inc	(92,181)	0.19%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Bristol-Myers Squibb Co	$(92,153)	0.19%

Oxford Industries Inc	(92,101)	0.19%

Victoria’s Secret & Co	(92,021)	0.19%

NanoString Technologies Inc	(91,993)	0.19%

The PNC Financial Services Group Inc	(91,990)	0.19%

Universal Health Services Inc	(91,698)	0.19%

Carriage Services Inc	(91,634)	0.19%

Hanesbrands Inc	(91,620)	0.19%

Aspen Aerogels Inc	(91,516)	0.19%

Lemonade Inc	(91,433)	0.19%

Ellington Financial Inc	(91,409)	0.19%

Pathward Financial Inc	(91,383)	0.19%

Annaly Capital Management Inc	(91,347)	0.19%

Horizon Therapeutics Plc	(91,068)	0.19%

Piper Sandler Cos	(91,018)	0.19%

ICU Medical Inc	(91,017)	0.19%

Ritchie Bros Auctioneers Inc	(90,881)	0.19%

Broadmark Realty Capital Inc	(90,773)	0.19%

Neogen Corp	(90,768)	0.19%

Mesa Laboratories Inc	(90,584)	0.19%

Pulmonx Corp	(90,297)	0.19%

Primis Financial Corp	(90,272)	0.19%

Ligand Pharmaceuticals Inc	(90,215)	0.19%

Velocity Financial Inc	(90,207)	0.19%

Hingham Institution For Savings The	(90,129)	0.19%

Plymouth Industrial REIT Inc	(90,071)	0.19%

Krystal Biotech Inc	(90,015)	0.19%

SoFi Technologies Inc	(89,969)	0.19%

KKR & Co Inc	(89,966)	0.19%

BOK Financial Corp	(89,916)	0.19%

Luther Burbank Corp	(89,638)	0.19%

Washington Trust Bancorp Inc	(89,522)	0.19%

Peloton Interactive Inc	(89,282)	0.19%

Root Inc	(89,267)	0.19%

BRT Apartments Corp	(88,885)	0.19%

Pacira BioSciences Inc	(88,837)	0.19%

Kearny Financial Corp	(88,739)	0.19%

Capitol Federal Financial Inc	(88,704)	0.19%

Franklin Resources Inc	(88,627)	0.19%

Apollo Medical Holdings Inc	(88,616)	0.19%

Liquidia Corp	(88,534)	0.18%

Houlihan Lokey Inc	(88,220)	0.18%

Cannae Holdings Inc	(88,173)	0.18%

Wyndham Hotels & Resorts Inc	(88,168)	0.18%

Hannon Armstrong Sustainable Infrastructure Capital Inc	(88,114)	0.18%

Aemetis Inc	(88,062)	0.18%

Sonder Holdings Inc	(88,016)	0.18%

Norwegian Cruise Line Holdings Ltd	(87,985)	0.18%

Newell Brands Inc	(87,938)	0.18%

PRA Group Inc	(87,845)	0.18%

Bio-Rad Laboratories Inc	(87,645)	0.18%

The Bancorp Inc	(87,601)	0.18%

Veris Residential Inc	(87,584)	0.18%

Perella Weinberg Partners	(87,434)	0.18%

BRP Group Inc	(87,366)	0.18%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
4D Molecular Therapeutics Inc	$(87,224)	0.18%

TG Therapeutics Inc	(87,182)	0.18%

The Pennant Group Inc	(87,171)	0.18%

Globe Life Inc	(87,063)	0.18%

Service Properties Trust	(86,878)	0.18%

Axsome Therapeutics Inc	(86,867)	0.18%

Axos Financial Inc	(86,765)	0.18%

MarineMax Inc	(86,678)	0.18%

Stem Inc	(86,619)	0.18%

Blue Owl Capital Inc	(86,470)	0.18%

Helen of Troy Ltd	(86,468)	0.18%

Blue Foundry Bancorp	(86,337)	0.18%

Fate Therapeutics Inc	(86,102)	0.18%

NETSTREIT Corp	(85,919)	0.18%

BioLife Solutions Inc	(85,911)	0.18%

Coastal Financial Corp	(85,851)	0.18%

Sculptor Capital Management Inc	(85,742)	0.18%

Nordstrom Inc	(85,619)	0.18%

Karuna Therapeutics Inc	(85,533)	0.18%

World Acceptance Corp	(85,509)	0.18%

Amerant Bancorp Inc	(85,359)	0.18%

Veracyte Inc	(85,123)	0.18%

Evolent Health Inc	(84,928)	0.18%

US Bancorp	(84,647)	0.18%

F&G Annuities & Life Inc	(84,337)	0.18%

TPG RE Finance Trust Inc	(84,333)	0.18%

ServisFirst Bancshares Inc	(84,261)	0.18%

Alexandria Real Estate Equities Inc	(83,862)	0.18%

Raymond James Financial Inc	(83,646)	0.17%

Mr Cooper Group Inc	(83,496)	0.17%

The Bank of NT Butterfield & Son Ltd	(83,171)	0.17%

Northeast Bank	(83,147)	0.17%

Vaxcyte Inc	(83,103)	0.17%

Xometry Inc	(82,940)	0.17%

Markforged Holding Corp	(82,834)	0.17%

Semtech Corp	(82,084)	0.17%

Clipper Realty Inc	(82,026)	0.17%

OneMain Holdings Inc	(81,944)	0.17%

Ultragenyx Pharmaceutical Inc	(81,886)	0.17%

Cytokinetics Inc	(81,749)	0.17%

Madrigal Pharmaceuticals Inc	(81,698)	0.17%

Anavex Life Sciences Corp	(81,529)	0.17%

Snap One Holdings Corp	(81,500)	0.17%

Brookdale Senior Living Inc	(81,252)	0.17%

Clearfield Inc	(81,046)	0.17%

Comtech Telecommunications Corp	(81,040)	0.17%

Atlanticus Holdings Corp	(80,875)	0.17%

StepStone Group Inc	(80,229)	0.17%

Prometheus Biosciences Inc	(80,116)	0.17%

Codexis Inc	(79,844)	0.17%

Orion Office REIT Inc	(79,668)	0.17%

Unifi Inc	(79,376)	0.17%

Morphic Holding Inc	(79,146)	0.17%

Finance Of America Cos Inc	(79,030)	0.17%

Iovance Biotherapeutics Inc	(78,944)	0.16%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Elanco Animal Health Inc	$(78,541)	0.16%

Macy’s Inc	(78,375)	0.16%

Agiliti Inc	(78,361)	0.16%

Spire Global Inc	(78,206)	0.16%

Live Oak Bancshares Inc	(77,963)	0.16%

Intellia Therapeutics Inc	(77,941)	0.16%

Cinemark Holdings Inc	(77,677)	0.16%

Health Catalyst Inc	(77,570)	0.16%

Mirati Therapeutics Inc	(77,173)	0.16%

Big Lots Inc	(76,835)	0.16%

Recursion Pharmaceuticals Inc	(76,604)	0.16%

Editas Medicine Inc	(76,486)	0.16%

Equitable Holdings Inc	(76,020)	0.16%

KeyCorp	(75,929)	0.16%

Veritex Holdings Inc	(75,612)	0.16%

Butterfly Network Inc	(75,523)	0.16%

Bionano Genomics Inc	(75,083)	0.16%

Vornado Realty Trust	(74,969)	0.16%

Medical Properties Trust Inc	(74,913)	0.16%

Akero Therapeutics Inc	(74,728)	0.16%

Liberty Media Corp-Liberty Formula One	(74,290)	0.16%

Comcast Corp	(74,199)	0.15%

LendingClub Corp	(73,958)	0.15%

The Walt Disney Co	(73,205)	0.15%

Luminar Technologies Inc	(73,109)	0.15%

Brighthouse Financial Inc	(72,971)	0.15%

Inhibrx Inc	(72,907)	0.15%

Beam Therapeutics Inc	(72,580)	0.15%

Paramount Global	(72,191)	0.15%

Workhorse Group Inc	(72,155)	0.15%

Boston Omaha Corp	(72,046)	0.15%

Ziff Davis Inc	(71,970)	0.15%

Bread Financial Holdings Inc	(71,926)	0.15%

Industrial Logistics Properties Trust	(71,410)	0.15%

Clover Health Investments Corp	(71,325)	0.15%

Blend Labs Inc	(71,158)	0.15%

Wheels Up Experience Inc	(70,778)	0.15%

BankUnited Inc	(70,413)	0.15%

B Riley Financial Inc	(70,350)	0.15%

Alto Ingredients Inc	(70,299)	0.15%

Fox Corp	(70,136)	0.15%

Aris Water Solutions Inc	(70,104)	0.15%

Madison Square Garden Entertainment Corp	(68,725)	0.14%

Invitae Corp	(68,237)	0.14%

QuinStreet Inc	(67,953)	0.14%

United Natural Foods Inc	(67,781)	0.14%

Liberty Latin America Ltd	(67,728)	0.14%

Rallybio Corp	(67,172)	0.14%

Day One Biopharmaceuticals Inc	(66,845)	0.14%

Entravision Communications Corp	(66,697)	0.14%

the Honest Co Inc	(66,267)	0.14%

SL Green Realty Corp	(65,805)	0.14%

Purple Innovation Inc	(65,659)	0.14%

Cano Health Inc	(63,420)	0.13%

Qurate Retail Inc	(63,196)	0.13%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	MeiraGTx Holdings plc	$(62,662)	0.13%

	Consolidated Communications Holdings Inc	(61,783)	0.13%

	DISH Network Corp	(61,452)	0.13%

	CareMax Inc	(61,100)	0.13%

	Allovir Inc	(59,910)	0.13%

	Outbrain Inc	(59,736)	0.12%

	Avidity Biosciences Inc	(59,457)	0.12%

	Bluebird Bio Inc	(59,099)	0.12%

	F45 Training Holdings Inc	(56,189)	0.12%

	Inotiv Inc	(56,103)	0.12%

	Gray Television Inc	(55,858)	0.12%

	Alpha Teknova Inc	(53,497)	0.11%

	Western Alliance Bancorp	(52,203)	0.11%

	Cardlytics Inc	(50,520)	0.11%

	Proterra Inc	(45,882)	0.10%

	Advantage Solutions Inc	(43,780)	0.09%

	First Republic Bank	(12,705)	0.03%

**GDDUEAFE Index: Captures large and mid cap representation across 21 developed markets excluding the US

	Top Underlying Components	Notional	Percentage of Notional
Equity	Nestle SA	$(882,393)	2.19%

	ASML Holding NV	(720,673)	1.79%

	Novo Nordisk A/S	(690,001)	1.71%

	LVMH Moet Hennessy Louis Vuitton SE	(668,295)	1.66%

	AstraZeneca PLC	(565,347)	1.40%

	Shell PLC	(529,249)	1.31%

	Roche Holding AG	(527,780)	1.31%

	Novartis AG	(521,644)	1.29%

	BHP Group Ltd	(421,660)	1.05%

	Toyota Motor Corp	(395,020)	0.98%

	TotalEnergies SE	(386,747)	0.96%

	HSBC Holdings PLC	(356,556)	0.88%

	SAP SE	(346,533)	0.86%

	Unilever PLC	(345,022)	0.86%

	AIA Group Ltd	(327,491)	0.81%

	Sanofi	(326,960)	0.81%

	Siemens AG	(326,491)	0.81%

	BP PLC	(301,109)	0.75%

	Sony Group Corp	(299,463)	0.74%

	Commonwealth Bank of Australia	(293,619)	0.73%

	L’Oreal SA	(284,015)	0.70%

	Diageo PLC	(266,888)	0.66%

	Keyence Corp	(248,457)	0.62%

	Allianz SE	(245,404)	0.61%

	CSL Ltd	(245,008)	0.61%

	Schneider Electric SE	(238,405)	0.59%

	Air Liquide SA	(230,773)	0.57%

	Cie Financiere Richemont SA	(219,248)	0.54%

	Airbus SE	(208,382)	0.52%

	Deutsche Telekom AG	(207,134)	0.51%

	Iberdrola SA	(201,791)	0.50%

	Mitsubishi UFJ Financial Group Inc	(200,822)	0.50%

	Rio Tinto PLC	(200,111)	0.50%

	British American Tobacco PLC	(196,222)	0.49%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Zurich Insurance Group AG	$(189,587)	0.47%

GSK PLC	(188,803)	0.47%

UBS Group AG	(185,943)	0.46%

BNP Paribas SA	(175,371)	0.43%

Hermes International	(168,800)	0.42%

Daiichi Sankyo Co Ltd	(167,419)	0.42%

Bayer AG	(164,950)	0.41%

Prosus NV	(164,875)	0.41%

Banco Santander SA	(164,520)	0.41%

RELX PLC	(162,882)	0.40%

Vinci SA	(162,689)	0.40%

Mercedes-Benz Group AG	(162,389)	0.40%

Shin-Etsu Chemical Co Ltd	(156,637)	0.39%

Glencore PLC	(155,448)	0.39%

National Australia Bank Ltd	(154,014)	0.38%

Anheuser-Busch InBev SA/NV	(152,320)	0.38%

AXA SA	(151,483)	0.38%

Reckitt Benckiser Group PLC	(143,158)	0.35%

Tokyo Electron Ltd	(142,394)	0.35%

ABB Ltd	(141,945)	0.35%

Infineon Technologies AG	(140,700)	0.35%

Hong Kong Exchanges & Clearing Ltd	(140,544)	0.35%

Hitachi Ltd	(139,172)	0.35%

EssilorLuxottica SA	(138,038)	0.34%

Sumitomo Mitsui Financial Group Inc	(137,089)	0.34%

Westpac Banking Corp	(133,648)	0.33%

Safran SA	(133,442)	0.33%

Enel SpA	(130,862)	0.32%

KDDI Corp	(130,720)	0.32%

National Grid PLC	(130,371)	0.32%

Takeda Pharmaceutical Co Ltd	(129,557)	0.32%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(129,191)	0.32%

Kering SA	(128,461)	0.32%

BASF SE	(127,005)	0.31%

SoftBank Group Corp	(123,831)	0.31%

Pernod Ricard SA	(123,143)	0.31%

Deutsche Post AG	(122,131)	0.30%

ANZ Group Holdings Ltd	(120,878)	0.30%

DBS Group Holdings Ltd	(118,264)	0.29%

Mitsubishi Corp	(117,952)	0.29%

Lonza Group AG	(117,352)	0.29%

Mitsui & Co Ltd	(116,882)	0.29%

Daikin Industries Ltd	(116,772)	0.29%

ING Groep NV	(116,464)	0.29%

Compass Group PLC	(116,014)	0.29%

Macquarie Group Ltd	(113,662)	0.28%

Honda Motor Co Ltd	(113,379)	0.28%

Banco Bilbao Vizcaya Argentaria SA	(113,299)	0.28%

Nintendo Co Ltd	(112,225)	0.28%

Woodside Energy Group Ltd	(111,565)	0.28%

Anglo American PLC	(110,539)	0.27%

Intesa Sanpaolo SpA	(109,263)	0.27%

Stellantis NV	(107,641)	0.27%

Sika AG	(107,423)	0.27%

Danone SA	(105,211)	0.26%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Recruit Holdings Co Ltd	$(104,253)	0.26%

Lloyds Banking Group PLC	(104,191)	0.26%

Hoya Corp	(102,978)	0.26%

ITOCHU Corp	(101,296)	0.25%

Wesfarmers Ltd	(100,471)	0.25%

Fast Retailing Co Ltd	(100,150)	0.25%

CRH PLC	(99,274)	0.25%

BAE Systems PLC	(98,596)	0.24%

Prudential PLC	(98,417)	0.24%

Deutsche Boerse AG	(97,491)	0.24%

London Stock Exchange Group PLC	(96,604)	0.24%

Industria de Diseno Textil SA	(96,379)	0.24%

STMicroelectronics NV	(95,670)	0.24%

UniCredit SpA	(95,635)	0.24%

Bayerische Motoren Werke AG	(95,562)	0.24%

Investor AB	(95,426)	0.24%

DSV A/S	(95,324)	0.24%

Koninklijke Ahold Delhaize NV	(94,158)	0.23%

Holcim AG	(93,994)	0.23%

Nippon Telegraph & Telephone Corp	(93,830)	0.23%

Alcon Inc	(93,073)	0.23%

Nordea Bank Abp	(93,042)	0.23%

Tokio Marine Holdings Inc	(92,654)	0.23%

Eni SpA	(92,258)	0.23%

Murata Manufacturing Co Ltd	(91,509)	0.23%

Adyen NV	(90,487)	0.22%

FANUC Corp	(90,452)	0.22%

Ferrari NV	(89,853)	0.22%

Atlas Copco AB	(89,812)	0.22%

Mizuho Financial Group Inc	(89,761)	0.22%

Oriental Land Co Ltd	(89,729)	0.22%

Seven & i Holdings Co Ltd	(89,201)	0.22%

SoftBank Corp	(87,015)	0.22%

Wolters Kluwer NV	(85,672)	0.21%

Oversea-Chinese Banking Corp Ltd	(82,873)	0.21%

Sea Ltd	(82,272)	0.20%

Volvo AB	(82,030)	0.20%

Swiss Re AG	(81,482)	0.20%

Woolworths Group Ltd	(81,253)	0.20%

Flutter Entertainment PLC	(80,114)	0.20%

Capgemini SE	(79,959)	0.20%

Experian PLC	(79,599)	0.20%

Amadeus IT Group SA	(79,426)	0.20%

SMC Corp	(79,229)	0.20%

Givaudan SA	(79,027)	0.20%

Rio Tinto Ltd	(78,598)	0.19%

Vestas Wind Systems A/S	(77,144)	0.19%

Transurban Group	(77,006)	0.19%

Engie SA	(76,113)	0.19%

Vodafone Group PLC	(75,600)	0.19%

adidas AG	(75,402)	0.19%

Barclays PLC	(75,091)	0.19%

E.ON SE	(73,825)	0.18%

Heineken NV	(73,418)	0.18%

Cie de Saint-Gobain	(73,300)	0.18%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
RWE AG	$(72,814)	0.18%

Dassault Systemes SE	(72,184)	0.18%

Equinor ASA	(71,636)	0.18%

Ashtead Group PLC	(70,721)	0.18%

Nokia Oyj	(69,869)	0.17%

Fujitsu Ltd	(69,492)	0.17%

United Overseas Bank Ltd	(69,488)	0.17%

Astellas Pharma Inc	(68,493)	0.17%

Fortescue Metals Group Ltd	(67,120)	0.17%

Volkswagen AG	(66,671)	0.17%

Japan Tobacco Inc	(66,526)	0.16%

Genmab A/S	(65,481)	0.16%

Evolution AB	(64,520)	0.16%

Legrand SA	(64,147)	0.16%

Denso Corp	(63,910)	0.16%

Tesco PLC	(63,885)	0.16%

Merck KGaA	(63,396)	0.16%

SSE PLC	(63,305)	0.16%

Assa Abloy AB	(63,261)	0.16%

Orange SA	(62,476)	0.15%

Bridgestone Corp	(60,715)	0.15%

NIDEC Corp	(60,653)	0.15%

Mitsubishi Electric Corp	(60,440)	0.15%

Komatsu Ltd	(60,045)	0.15%

Sampo Oyj	(59,645)	0.15%

Sandvik AB	(59,572)	0.15%

Telefonica SA	(59,047)	0.15%

Hexagon AB	(58,803)	0.15%

Canon Inc	(58,578)	0.15%

Assicurazioni Generali SpA	(58,377)	0.14%

Cellnex Telecom SA	(57,790)	0.14%

Olympus Corp	(56,117)	0.14%

Goodman Group	(56,044)	0.14%

Partners Group Holding AG	(55,978)	0.14%

Repsol SA	(55,867)	0.14%

Deutsche Bank AG	(55,290)	0.14%

Marubeni Corp	(55,013)	0.14%

Neste Oyj	(54,956)	0.14%

Cie Generale des Etablissements Michelin SCA	(54,596)	0.14%

Koninklijke DSM NV	(54,326)	0.13%

Imperial Brands PLC	(54,212)	0.13%

Veolia Environnement SA	(54,046)	0.13%

Argenx SE	(53,895)	0.13%

Sun Hung Kai Properties Ltd	(53,411)	0.13%

3i Group PLC	(53,273)	0.13%

Haleon PLC	(53,125)	0.13%

Geberit AG	(52,587)	0.13%

Sumitomo Corp	(52,247)	0.13%

Panasonic Holdings Corp	(51,726)	0.13%

ORIX Corp	(51,549)	0.13%

Japan Post Holdings Co Ltd	(50,712)	0.13%

Swiss Life Holding AG	(49,979)	0.12%

Nippon Steel Corp	(49,935)	0.12%

ASM International NV	(49,853)	0.12%

Standard CharteRed PLC	(49,091)	0.12%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Shiseido Co Ltd	$(48,987)	0.12%

Rentokil Initial PLC	(48,428)	0.12%

Universal Music Group NV	(48,339)	0.12%

Societe Generale SA	(47,984)	0.12%

FUJIFILM Holdings Corp	(47,807)	0.12%

Kao Corp	(47,697)	0.12%

Eurofins Scientific SE	(23,756)	0.06%

Eiffage SA	(23,756)	0.06%

Atlas Copco AB	(47,286)	0.12%

Dai-ichi Life Holdings Inc	(47,271)	0.12%

UPM-Kymmene Oyj	(47,234)	0.12%

Skandinaviska Enskilda Banken AB	(46,970)	0.12%

Publicis Groupe SA	(46,891)	0.12%

Kone Oyj	(46,649)	0.12%

Legal & General Group PLC	(46,351)	0.11%

Essity AB	(45,884)	0.11%

Terumo Corp	(45,717)	0.11%

NatWest Group PLC	(45,508)	0.11%

CaixaBank SA	(45,433)	0.11%

Nibe Industrier AB	(45,380)	0.11%

KBC Group NV	(45,273)	0.11%

Central Japan Railway Co	(45,171)	0.11%

Telefonaktiebolaget LM Ericsson	(44,961)	0.11%

Mitsui Fudosan Co Ltd	(44,598)	0.11%

Renesas Electronics Corp	(44,551)	0.11%

Asahi Group Holdings Ltd	(44,518)	0.11%

East Japan Railway Co	(43,940)	0.11%

DNB Bank ASA	(43,874)	0.11%

Advantest Corp	(43,841)	0.11%

Straumann Holding AG	(43,813)	0.11%

CK Hutchison Holdings Ltd	(43,806)	0.11%

Kyocera Corp	(43,805)	0.11%

Chugai Pharmaceutical Co Ltd	(43,515)	0.11%

Unicharm Corp	(43,504)	0.11%

Swisscom AG	(43,486)	0.11%

Koninklijke Philips NV	(42,812)	0.11%

Link REIT	(42,799)	0.11%

Siemens Healthineers AG	(42,752)	0.11%

Kuehne + Nagel International AG	(42,534)	0.11%

Coles Group Ltd	(42,504)	0.11%

Orsted AS	(42,365)	0.11%

Newcrest Mining Ltd	(42,290)	0.10%

EDP - Energias de Portugal SA	(42,007)	0.10%

ArcelorMittal SA	(41,972)	0.10%

Kerry Group PLC	(41,826)	0.10%

Ajinomoto Co Inc	(41,656)	0.10%

Thales SA	(41,602)	0.10%

CNH Industrial NV	(41,198)	0.10%

Coloplast A/S	(41,126)	0.10%

Rolls-Royce Holdings PLC	(40,505)	0.10%

Daimler Truck Holding AG	(40,263)	0.10%

Sonova Holding AG	(40,198)	0.10%

Singapore Telecommunications Ltd	(40,190)	0.10%

Kubota Corp	(40,097)	0.10%

Carlsberg AS	(39,721)	0.10%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Swedbank AB	$(39,168)	0.10%

Techtronic Industries Co Ltd	(39,127)	0.10%

Aristocrat Leisure Ltd	(38,930)	0.10%

Edenred	(38,923)	0.10%

Dr Ing hc F Porsche AG	(38,422)	0.10%

Santos Ltd	(38,375)	0.10%

Galaxy Entertainment Group Ltd	(38,371)	0.10%

Julius Baer Group Ltd	(38,357)	0.10%

QBE Insurance Group Ltd	(38,176)	0.09%

Symrise AG	(38,043)	0.09%

Ferrovial SA	(37,746)	0.09%

Nice Ltd	(37,501)	0.09%

Eisai Co Ltd	(37,479)	0.09%

Teleperformance	(37,478)	0.09%

Akzo Nobel NV	(37,378)	0.09%

Randstad NV	(18,668)	0.05%

Dentsu Group Inc	(18,668)	0.05%

Moncler SpA	(37,293)	0.09%

Daiwa House Industry Co Ltd	(36,999)	0.09%

SGS SA	(36,882)	0.09%

Aviva PLC	(36,804)	0.09%

Henkel AG & Co KGaA	(36,710)	0.09%

Danske Bank A/S	(36,539)	0.09%

TDK Corp	(36,397)	0.09%

Credit Agricole SA	(36,184)	0.09%

Vonovia SE	(35,513)	0.09%

South32 Ltd	(35,327)	0.09%

MTU Aero Engines AG	(35,234)	0.09%

Mitsubishi Estate Co Ltd	(35,161)	0.09%

Suzuki Motor Corp	(35,062)	0.09%

MS&AD Insurance Group Holdings Inc	(34,883)	0.09%

Lasertec Corp	(34,792)	0.09%

Beiersdorf AG	(34,572)	0.09%

Epiroc AB	(34,475)	0.09%

Toshiba Corp	(34,332)	0.09%

Check Point Software Technologies Ltd	(34,311)	0.09%

Kirin Holdings Co Ltd	(34,162)	0.08%

Rheinmetall AG	(34,077)	0.08%

Secom Co Ltd	(33,964)	0.08%

Bandai Namco Holdings Inc	(33,830)	0.08%

Chocoladefabriken Lindt & Spruengli AG	(33,603)	0.08%

Bunzl PLC	(33,526)	0.08%

WPP PLC	(33,348)	0.08%

Svenska Handelsbanken AB	(33,309)	0.08%

Aeon Co Ltd	(33,248)	0.08%

Shimano Inc	(33,003)	0.08%

Sekisui House Ltd	(32,941)	0.08%

BT Group PLC	(32,922)	0.08%

Brambles Ltd	(32,867)	0.08%

Sompo Holdings Inc	(32,564)	0.08%

Otsuka Holdings Co Ltd	(32,518)	0.08%

Chocoladefabriken Lindt & Spruengli AG	(32,374)	0.08%

Burberry Group PLC	(32,326)	0.08%

Informa PLC	(32,063)	0.08%

Coca-Cola Europacific Partners PLC	(32,013)	0.08%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Aena SME SA	$(31,932)	0.08%

Smith & Nephew PLC	(31,734)	0.08%

Japan Post Bank Co Ltd	(31,672)	0.08%

CK Asset Holdings Ltd	(31,663)	0.08%

Carrefour SA	(31,627)	0.08%

Shionogi & Co Ltd	(31,365)	0.08%

CLP Holdings Ltd	(31,204)	0.08%

Hannover Rueck SE	(31,095)	0.08%

Mitsubishi Heavy Industries Ltd	(30,964)	0.08%

Koninklijke KPN NV	(30,754)	0.08%

Brenntag SE	(30,570)	0.08%

Bank Leumi Le-Israel BM	(30,557)	0.08%

Terna - Rete Elettrica Nazionale	(30,438)	0.08%

BOC Hong Kong Holdings Ltd	(30,320)	0.08%

InterContinental Hotels Group PLC	(30,253)	0.08%

Segro PLC	(30,155)	0.07%

Telstra Group Ltd	(30,076)	0.07%

Siemens Energy AG	(30,068)	0.07%

Fresenius SE & Co KGaA	(30,015)	0.07%

Erste Group Bank AG	(29,986)	0.07%

Sumitomo Mitsui Trust Holdings Inc	(29,813)	0.07%

UCB SA	(29,802)	0.07%

Nexon Co Ltd	(29,781)	0.07%

Nippon Yusen KK	(29,663)	0.07%

Commerzbank AG	(29,531)	0.07%

Croda International PLC	(29,474)	0.07%

Nomura Holdings Inc	(29,390)	0.07%

Obic Co Ltd	(28,871)	0.07%

M3 Inc	(28,864)	0.07%

Inpex Corp	(28,787)	0.07%

Sysmex Corp	(28,726)	0.07%

Hang Seng Bank Ltd	(28,626)	0.07%

Bank of Ireland Group PLC	(28,536)	0.07%

Boliden AB	(28,352)	0.07%

Spirax-Sarco Engineering PLC	(28,347)	0.07%

Omron Corp	(28,345)	0.07%

ENEOS Holdings Inc	(28,286)	0.07%

Snam SpA	(28,190)	0.07%

Prysmian SpA	(28,188)	0.07%

Sonic Healthcare Ltd	(28,041)	0.07%

Heineken Holding NV	(27,853)	0.07%

HeidelbergCement AG	(27,852)	0.07%

Kingspan Group PLC	(27,840)	0.07%

Bank Hapoalim BM	(27,697)	0.07%

Next PLC	(27,595)	0.07%

Novozymes A/S	(27,550)	0.07%

Halma PLC	(27,488)	0.07%

H & M Hennes & Mauritz AB	(27,442)	0.07%

Yaskawa Electric Corp	(27,440)	0.07%

Cochlear Ltd	(27,439)	0.07%

Resona Holdings Inc	(27,380)	0.07%

QIAGEN NV	(27,287)	0.07%

Alfa Laval AB	(27,226)	0.07%

Suncorp Group Ltd	(26,978)	0.07%

Sartorius AG	(26,929)	0.07%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Kajima Corp	$(13,391)	0.03%

Japan Metropolitan Fund Invest	(13,391)	0.03%

Investor AB	(26,773)	0.07%

Worldline SA	(26,751)	0.07%

NN Group NV	(26,693)	0.07%

Logitech International SA	(26,462)	0.07%

Norsk Hydro ASA	(26,340)	0.07%

Disco Corp	(26,267)	0.07%

The Swatch Group AG	(26,107)	0.06%

Hong Kong & China Gas Co Ltd	(25,926)	0.06%

Teva Pharmaceutical Industries Ltd	(25,857)	0.06%

Subaru Corp	(25,780)	0.06%

The Sage Group PLC	(25,669)	0.06%

VAT Group AG	(25,510)	0.06%

Fisher & Paykel Healthcare Corp Ltd	(25,368)	0.06%

Nitori Holdings Co Ltd	(25,285)	0.06%

Wharf Real Estate Investment Co Ltd	(25,239)	0.06%

Origin Energy Ltd	(25,169)	0.06%

Scentre Group	(25,155)	0.06%

Northern Star Resources Ltd	(25,151)	0.06%

James Hardie Industries PLC	(24,999)	0.06%

NEC Corp	(24,814)	0.06%

Sumitomo Metal Mining Co Ltd	(24,729)	0.06%

Zalando SE	(24,681)	0.06%

FinecoBank Banca Fineco SpA	(24,668)	0.06%

AerCap Holdings NV	(24,549)	0.06%

IMCD NV	(24,507)	0.06%

Yakult Honsha Co Ltd	(24,477)	0.06%

Mineral Resources Ltd	(24,259)	0.06%

Nomura Research Institute Ltd	(24,132)	0.06%

Nitto Denko Corp	(24,101)	0.06%

Entain PLC	(24,034)	0.06%

Sumitomo Electric Industries Ltd	(24,025)	0.06%

AP Moller - Maersk A/S	(23,999)	0.06%

West Japan Railway Co	(23,744)	0.06%

Schindler Holding AG	(23,689)	0.06%

Toyota Tsusho Corp	(23,655)	0.06%

Smurfit Kappa Group PLC	(23,558)	0.06%

Severn Trent PLC	(23,524)	0.06%

EXOR NV	(23,518)	0.06%

United Utilities Group PLC	(23,479)	0.06%

Porsche Automobil Holding SE	(23,170)	0.06%

Nissan Motor Co Ltd	(23,048)	0.06%

Asahi Kasei Corp	(23,025)	0.06%

Fresenius Medical Care AG & Co KGaA	(22,963)	0.06%

Alstom SA	(22,933)	0.06%

Pandora A/S	(22,826)	0.06%

Sodexo SA	(22,783)	0.06%

Elisa Oyj	(22,596)	0.06%

Mitsui OSK Lines Ltd	(22,555)	0.06%

Associated British Foods PLC	(22,422)	0.06%

Valeo	(11,191)	0.03%

SG Holdings Co Ltd	(11,191)	0.03%

Solvay SA	(22,326)	0.06%

Groupe Bruxelles Lambert NV	(22,322)	0.06%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Sartorius Stedim Biotech	$(22,299)	0.06%

Bureau Veritas SA	(22,253)	0.06%

Sands China Ltd	(22,213)	0.06%

ASX Ltd	(22,184)	0.06%

Melrose Industries PLC	(21,928)	0.05%

Continental AG	(21,678)	0.05%

NTT Data Corp	(21,658)	0.05%

Telenor ASA	(21,614)	0.05%

Ramsay Health Care Ltd	(21,472)	0.05%

St James’s Place PLC	(21,408)	0.05%

Toyota Industries Corp	(21,354)	0.05%

Xero Ltd	(21,297)	0.05%

Intertek Group PLC	(21,248)	0.05%

Roche Holding AG	(21,116)	0.05%

Chr Hansen Holding A/S	(21,096)	0.05%

Covestro AG	(21,064)	0.05%

APA Group	(21,043)	0.05%

Svenska Cellulosa AB SCA	(21,014)	0.05%

CapitaLand Integrated Commercial Trust	(20,794)	0.05%

Toray Industries Inc	(20,783)	0.05%

Tryg A/S	(20,719)	0.05%

Koito Manufacturing Co Ltd	(10,354)	0.03%

Kose Corp	(10,354)	0.03%

SIG Group AG	(20,707)	0.05%

Computershare Ltd	(20,674)	0.05%

Renault SA	(20,666)	0.05%

Yamaha Motor Co Ltd	(20,408)	0.05%

Aker BP ASA	(20,390)	0.05%

Insurance Australia Group Ltd	(20,375)	0.05%

Jardine Matheson Holdings Ltd	(20,367)	0.05%

Nippon Paint Holdings Co Ltd	(20,351)	0.05%

Aegon NV	(20,256)	0.05%

Antofagasta PLC	(20,252)	0.05%

Mondi PLC	(20,220)	0.05%

Mowi ASA	(20,142)	0.05%

The Lottery Corp Ltd	(20,084)	0.05%

Japan Exchange Group Inc	(20,083)	0.05%

Bouygues SA	(19,974)	0.05%

Mitsubishi Chemical Group Corp	(19,932)	0.05%

Barry Callebaut AG	(19,915)	0.05%

Henkel AG & Co KGaA	(19,908)	0.05%

SKF AB	(19,879)	0.05%

Ono Pharmaceutical Co Ltd	(19,836)	0.05%

Smiths Group PLC	(19,766)	0.05%

Hamamatsu Photonics KK	(19,764)	0.05%

Z Holdings Corp	(19,739)	0.05%

MTR Corp Ltd	(19,667)	0.05%

Whitbread PLC	(19,602)	0.05%

Power Assets Holdings Ltd	(19,543)	0.05%

Shimadzu Corp	(19,429)	0.05%

Kikkoman Corp	(19,419)	0.05%

Tokyo Gas Co Ltd	(19,356)	0.05%

Pan Pacific International Holdings Corp	(19,302)	0.05%

Vivendi SE	(19,161)	0.05%

Getlink SE	(19,111)	0.05%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Metso Outotec Oyj	$(19,039)	0.05%

EQT AB	(19,031)	0.05%

Rohm Co Ltd	(19,029)	0.05%

CapitaLand Ascendas REIT	(19,017)	0.05%

Capitaland Investment Ltd	(18,942)	0.05%

Yara International ASA	(18,920)	0.05%

Stora Enso Oyj	(18,879)	0.05%

AGC Inc	(18,865)	0.05%

Red Electrica Corp SA	(18,798)	0.05%

Baloise Holding AG	(18,775)	0.05%

Umicore SA	(18,691)	0.05%

Auto Trader Group PLC	(18,655)	0.05%

MISUMI Group Inc	(18,604)	0.05%

Tokyu Corp	(18,543)	0.05%

Ageas	(18,381)	0.05%

Sumitomo Realty & Development Co Ltd	(18,284)	0.05%

Isuzu Motors Ltd	(18,242)	0.05%

ACS Actividades de Construccion y Servicios SA	(18,194)	0.05%

GEA Group AG	(18,169)	0.05%

Endesa SA	(18,164)	0.05%

Fortum Oyj	(18,107)	0.04%

MINEBEA MITSUMI Inc	(18,061)	0.04%

The Kansai Electric Power Co Inc	(18,009)	0.04%

Auckland International Airport Ltd	(17,951)	0.04%

Chubu Electric Power Co Inc	(17,859)	0.04%

Telia Co AB	(17,819)	0.04%

Hankyu Hanshin Holdings Inc	(17,798)	0.04%

OMV AG	(17,796)	0.04%

Pearson PLC	(17,727)	0.04%

Pilbara Minerals Ltd	(17,694)	0.04%

Tenaris SA	(17,688)	0.04%

Deutsche Lufthansa AG	(17,536)	0.04%

Jeronimo Martins SGPS SA	(17,506)	0.04%

Epiroc AB	(17,491)	0.04%

Euronext NV	(17,292)	0.04%

T&D Holdings Inc	(17,236)	0.04%

Puma SE	(17,165)	0.04%

Trend Micro Inc	(17,147)	0.04%

Endeavour Group Ltd	(17,095)	0.04%

WiseTech Global Ltd	(16,895)	0.04%

ABN AMRO Bank NV	(16,884)	0.04%

Davide Campari-Milano NV	(16,815)	0.04%

Swiss Prime Site AG	(16,796)	0.04%

Stockland	(16,744)	0.04%

Nippon Building Fund Inc	(16,713)	0.04%

Unibail-Rodamco-Westfield	(16,655)	0.04%

Treasury Wine Estates Ltd	(16,627)	0.04%

Kingfisher PLC	(16,572)	0.04%

BlueScope Steel Ltd	(16,477)	0.04%

Daiwa Securities Group Inc	(16,413)	0.04%

JFE Holdings Inc	(16,353)	0.04%

Medibank Pvt Ltd	(16,308)	0.04%

Dai Nippon Printing Co Ltd	(16,302)	0.04%

Kobayashi Pharmaceutical Co Ltd	(8,132)	0.02%

Futu Holdings Ltd	(8,132)	0.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Capcom Co Ltd	$(16,252)	0.04%

Keppel Corp Ltd	(16,223)	0.04%

Daito Trust Construction Co Ltd	(16,210)	0.04%

Osaka Gas Co Ltd	(16,205)	0.04%

Bayerische Motoren Werke AG	(16,017)	0.04%

Wilmar International Ltd	(16,001)	0.04%

Singapore Exchange Ltd	(15,944)	0.04%

J Sainsbury PLC	(15,922)	0.04%

Israel Discount Bank Ltd	(15,915)	0.04%

MatsukiyoCocokara & Co	(15,886)	0.04%

CyberArk Software Ltd	(15,850)	0.04%

Mediobanca Banca di Credito Finanziario SpA	(15,734)	0.04%

TIS Inc	(15,631)	0.04%

Spark New Zealand Ltd	(15,622)	0.04%

Arkema SA	(15,587)	0.04%

Verbund AG	(15,576)	0.04%

Kesko Oyj	(15,467)	0.04%

Kyowa Kirin Co Ltd	(15,439)	0.04%

Delivery Hero SE	(15,413)	0.04%

IGO Ltd	(15,338)	0.04%

Indutrade AB	(15,287)	0.04%

Adecco Group AG	(15,270)	0.04%

EDP Renovaveis SA	(15,249)	0.04%

EMS-Chemie Holding AG	(15,231)	0.04%

Singapore Airlines Ltd	(15,190)	0.04%

Barratt Developments PLC	(15,180)	0.04%

DCC PLC	(15,129)	0.04%

Nissan Chemical Corp	(15,093)	0.04%

Wix.com Ltd	(15,031)	0.04%

Galp Energia SGPS SA	(14,992)	0.04%

Tele2 AB	(14,897)	0.04%

JD Sports Fashion PLC	(14,891)	0.04%

Nissin Foods Holdings Co Ltd	(14,833)	0.04%

Berkeley Group Holdings PLC	(14,818)	0.04%

Carl Zeiss Meditec AG	(14,731)	0.04%

Daifuku Co Ltd	(14,708)	0.04%

Getinge AB	(14,693)	0.04%

Taisei Corp	(14,663)	0.04%

Accor SA	(14,651)	0.04%

Makita Corp	(14,558)	0.04%

Kintetsu Group Holdings Co Ltd	(14,501)	0.04%

Coca-Cola HBC AG	(14,493)	0.04%

AP Moller - Maersk A/S	(14,472)	0.04%

Mirvac Group	(14,464)	0.04%

Bollore SE	(14,401)	0.04%

M&G PLC	(14,346)	0.04%

The GPT Group	(14,314)	0.04%

Tokyo Electric Power Co Holdings Inc	(14,308)	0.04%

BayCurrent Consulting Inc	(14,265)	0.04%

Dexus	(14,236)	0.04%

Land Securities Group PLC	(14,215)	0.04%

SEEK Ltd	(14,206)	0.04%

Yamaha Corp	(14,167)	0.04%

Poste Italiane SpA	(14,060)	0.03%

Orkla ASA	(14,041)	0.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
MEIJI Holdings Co Ltd	$(13,912)	0.03%

TOPPAN Inc	(13,849)	0.03%

Budweiser Brewing Co APAC Ltd	(13,818)	0.03%

Mazda Motor Corp	(13,801)	0.03%

SUMCO Corp	(13,745)	0.03%

Skanska AB	(13,711)	0.03%

Taylor Wimpey PLC	(13,647)	0.03%

Suntory Beverage & Food Ltd	(13,596)	0.03%

Sekisui Chemical Co Ltd	(13,575)	0.03%

abrdn plc	(13,407)	0.03%

Genting Singapore Ltd	(13,400)	0.03%

Volkswagen AG	(13,331)	0.03%

Phoenix Group Holdings PLC	(13,315)	0.03%

Vicinity Ltd	(13,264)	0.03%

Schroders PLC	(13,249)	0.03%

HKT Trust & HKT Ltd	(13,234)	0.03%

Henderson Land Development Co Ltd	(13,215)	0.03%

Lifco AB	(13,214)	0.03%

Sumitomo Chemical Co Ltd	(13,140)	0.03%

WH Group Ltd	(13,079)	0.03%

Dassault Aviation SA	(13,077)	0.03%

Fuji Electric Co Ltd	(13,075)	0.03%

Schindler Holding AG	(13,044)	0.03%

Japan Real Estate Investment Corp	(13,042)	0.03%

Acciona SA	(13,037)	0.03%

Obayashi Corp	(13,033)	0.03%

Persimmon PLC	(13,028)	0.03%

Hongkong Land Holdings Ltd	(12,859)	0.03%

REA Group Ltd	(12,855)	0.03%

Klepierre SA	(12,826)	0.03%

Yamato Holdings Co Ltd	(12,807)	0.03%

Ampol Ltd	(12,805)	0.03%

Warehouses De Pauw CVA	(12,747)	0.03%

SBI Holdings Inc	(12,740)	0.03%

D’ieteren Group	(12,730)	0.03%

Knorr-Bremse AG	(12,711)	0.03%

GLP J-Reit	(12,693)	0.03%

Mizrahi Tefahot Bank Ltd	(12,691)	0.03%

Nexi SpA	(12,634)	0.03%

Enagas SA	(12,597)	0.03%

Orion Oyj	(12,591)	0.03%

Gecina SA	(12,561)	0.03%

Scout24 SE	(12,544)	0.03%

ICL Group Ltd	(12,542)	0.03%

Kurita Water Industries Ltd	(12,515)	0.03%

Nomura Real Estate Master Fund Inc	(12,486)	0.03%

Mitsui Chemicals Inc	(12,451)	0.03%

EBOS Group Ltd	(12,419)	0.03%

TOTO Ltd	(12,399)	0.03%

Lixil Corp	(12,384)	0.03%

Sino Land Co Ltd	(12,361)	0.03%

Orica Ltd	(12,282)	0.03%

Tower Semiconductor Ltd	(12,257)	0.03%

NIPPON EXPRESS HOLDINGS Inc	(12,161)	0.03%

Admiral Group PLC	(12,029)	0.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Idemitsu Kosan Co Ltd	$(11,981)	0.03%

Elbit Systems Ltd	(11,878)	0.03%

Nippon Prologis REIT Inc	(11,864)	0.03%

Tobu Railway Co Ltd	(11,860)	0.03%

Daiwa House REIT Investment Corp	(11,856)	0.03%

Johnson Matthey PLC	(11,820)	0.03%

Wartsila OYJ Abp	(11,760)	0.03%

Ibiden Co Ltd	(11,744)	0.03%

Recordati Industria Chimica e Farmaceutica SpA	(11,648)	0.03%

Infrastrutture Wireless Italiane SpA	(11,647)	0.03%

BioMerieux	(11,615)	0.03%

Evonik Industries AG	(11,608)	0.03%

Temenos AG	(11,600)	0.03%

Sagax AB	(11,574)	0.03%

Securitas AB	(11,542)	0.03%

Naturgy Energy Group SA	(11,540)	0.03%

La Francaise des Jeux SAEM	(11,531)	0.03%

Washington H Soul Pattinson & Co Ltd	(11,527)	0.03%

Elia Group SA/NV	(11,495)	0.03%

AIB Group PLC	(11,442)	0.03%

Mapletree Logistics Trust	(11,390)	0.03%

Amplifon SpA	(11,372)	0.03%

Volvo AB	(11,351)	0.03%

Singapore Technologies Engineering Ltd	(11,306)	0.03%

Toho Co Ltd	(11,240)	0.03%

Konami Group Corp	(11,218)	0.03%

Remy Cointreau SA	(11,194)	0.03%

Aeroports de Paris	(11,176)	0.03%

Meridian Energy Ltd	(11,167)	0.03%

The British Land Co PLC	(11,094)	0.03%

Kobe Bussan Co Ltd	(10,987)	0.03%

Ipsen SA	(10,946)	0.03%

JSR Corp	(10,933)	0.03%

Industrivarden AB	(10,929)	0.03%

Sembcorp Marine Ltd	(10,904)	0.03%

Aurizon Holdings Ltd	(10,900)	0.03%

Square Enix Holdings Co Ltd	(10,809)	0.03%

Qantas Airways Ltd	(10,782)	0.03%

Ricoh Co Ltd	(10,771)	0.03%

LEG Immobilien SE	(10,697)	0.03%

New World Development Co Ltd	(10,652)	0.03%

Aisin Corp	(10,641)	0.03%

Rakuten Group Inc	(10,634)	0.03%

Otsuka Corp	(10,582)	0.03%

Concordia Financial Group Ltd	(10,526)	0.03%

Hoshizaki Corp	(10,516)	0.03%

Swedish Orphan Biovitrum AB	(10,460)	0.03%

Nemetschek SE	(10,449)	0.03%

Keisei Electric Railway Co Ltd	(10,440)	0.03%

Seiko Epson Corp	(10,426)	0.03%

voestalpine AG	(10,380)	0.03%

Grab Holdings Ltd	(10,314)	0.03%

Bechtle AG	(10,302)	0.03%

HelloFresh SE	(10,232)	0.03%

Hirose Electric Co Ltd	(10,191)	0.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Amundi SA	$(10,151)	0.03%

IDP Education Ltd	(10,047)	0.02%

Odakyu Electric Railway Co Ltd	(10,046)	0.02%

Ocado Group PLC	(10,042)	0.02%

Asahi Intecc Co Ltd	(10,006)	0.02%

Hang Lung Properties Ltd	(9,961)	0.02%

Yokogawa Electric Corp	(9,727)	0.02%

Swire Pacific Ltd	(9,715)	0.02%

Venture Corp Ltd	(9,697)	0.02%

Husqvarna AB	(9,583)	0.02%

Kinnevik AB	(9,531)	0.02%

Holmen AB	(9,520)	0.02%

CyberAgent Inc	(9,500)	0.02%

GMO Payment Gateway Inc	(9,494)	0.02%

Keio Corp	(9,465)	0.02%

McDonald’s Holdings Co Japan Ltd	(9,452)	0.02%

Kongsberg Gruppen ASA	(9,437)	0.02%

OCI NV	(9,417)	0.02%

ESR Group Ltd	(9,410)	0.02%

Clariant AG	(9,385)	0.02%

USS Co Ltd	(9,349)	0.02%

Persol Holdings Co Ltd	(9,335)	0.02%

Industrivarden AB	(9,271)	0.02%

Tosoh Corp	(9,260)	0.02%

Hargreaves Lansdown PLC	(9,237)	0.02%

Just Eat Takeaway.com NV	(9,202)	0.02%

Brother Industries Ltd	(9,156)	0.02%

ANA Holdings Inc	(9,107)	0.02%

Sofina SA	(9,096)	0.02%

L E Lundbergforetagen AB	(9,055)	0.02%

Rational AG	(9,026)	0.02%

CK Infrastructure Holdings Ltd	(9,014)	0.02%

Hikma Pharmaceuticals PLC	(8,987)	0.02%

Chiba Bank Ltd/The	(8,980)	0.02%

Mitsubishi HC Capital Inc	(8,946)	0.02%

Lendlease Corp Ltd	(8,782)	0.02%

The Swatch Group AG	(8,755)	0.02%

BKW AG	(8,743)	0.02%

Bachem Holding AG	(8,732)	0.02%

Xinyi Glass Holdings Ltd	(8,705)	0.02%

Telecom Italia SpA	(8,667)	0.02%

Gjensidige Forsikring ASA	(8,625)	0.02%

Credit Suisse Group AG	(8,530)	0.02%

Demant A/S	(8,497)	0.02%

Telefonica Deutschland Holding AG	(8,445)	0.02%

Oji Holdings Corp	(8,425)	0.02%

Shizuoka Financial Group Inc	(8,410)	0.02%

Mapletree Pan Asia Commercial Trust	(8,391)	0.02%

Hulic Co Ltd	(8,269)	0.02%

NGK Insulators Ltd	(8,262)	0.02%

MonotaRO Co Ltd	(8,230)	0.02%

Azbil Corp	(8,223)	0.02%

Shimizu Corp	(8,202)	0.02%

Japan Post Insurance Co Ltd	(8,185)	0.02%

Nippon Sanso Holdings Corp	(8,176)	0.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Eurazeo SE	$(8,161)	0.02%

Embracer Group AB	(8,077)	0.02%

Investment AB Latour	(7,926)	0.02%

Swire Properties Ltd	(7,920)	0.02%

Grifols SA	(7,769)	0.02%

JDE Peet’s NV	(7,711)	0.02%

Open House Group Co Ltd	(7,681)	0.02%

SITC International Holdings Co Ltd	(7,578)	0.02%

Salmar ASA	(7,494)	0.02%

Banque Cantonale Vaudoise	(7,483)	0.02%

SEB SA	(7,462)	0.02%

Hikari Tsushin Inc	(7,459)	0.02%

ZOZO Inc	(7,447)	0.02%

Bezeq The Israeli Telecommunication Corp Ltd	(7,429)	0.02%

Wendel SE	(7,417)	0.02%

Japan Airlines Co Ltd	(7,380)	0.02%

Oracle Corp Japan	(7,266)	0.02%

Covivio SA	(7,264)	0.02%

Mercury NZ Ltd	(7,207)	0.02%

Electrolux AB	(7,039)	0.02%

DiaSorin SpA	(6,987)	0.02%

Hakuhodo DY Holdings Inc	(6,924)	0.02%

Reece Ltd	(6,913)	0.02%

Nomura Real Estate Holdings Inc	(6,900)	0.02%

Volvo Car AB	(6,846)	0.02%

Fastighets AB Balder	(6,818)	0.02%

Corp ACCIONA Energias Renovables SA	(6,733)	0.02%

Hitachi Construction Machinery Co Ltd	(6,553)	0.02%

Azrieli Group Ltd	(6,403)	0.02%

UOL Group Ltd	(6,370)	0.02%

Itochu Techno-Solutions Corp	(6,191)	0.02%

Iida Group Holdings Co Ltd	(6,168)	0.02%

Jardine Cycle & Carriage Ltd	(6,115)	0.02%

Nisshin Seifun Group Inc	(6,080)	0.02%

SCSK Corp	(5,994)	0.01%

City Developments Ltd	(5,967)	0.01%

Nihon M&A Center Holdings Inc	(5,909)	0.01%

ROCKWOOL A/S	(5,868)	0.01%

Nippon Shinyaku Co Ltd	(5,681)	0.01%

Koei Tecmo Holdings Co Ltd	(5,566)	0.01%

Adevinta ASA	(5,448)	0.01%

Welcia Holdings Co Ltd	(5,298)	0.01%

The First International Bank Of Israel Ltd	(5,117)	0.01%

Sharp Corp	(4,208)	0.01%

United Internet AG	(3,921)	0.01%

Aroundtown SA	(3,751)	0.01%

**NDUEEGF Index: Captures large and mid cap representation across 24 Emerging Markets countries

	Top Underlying Components	Notional	Percentage of Notional
Equity	Taiwan Semiconductor Manufacturing Co Ltd	$2,635,634	6.56%

	Tencent Holdings Ltd	1,873,219	4.67%

	Samsung Electronics Co Ltd	1,434,634	3.57%

	Alibaba Group Holding Ltd	1,160,485	2.89%

	Meituan	554,864	1.38%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Reliance Industries Ltd	$528,845	1.32%

China Construction Bank Corp	381,610	0.95%

Vale SA	370,819	0.92%

Infosys Ltd	358,213	0.89%

Housing Development Finance Corp Ltd	338,161	0.84%

ICICI Bank Ltd	337,372	0.84%

JD.com Inc	289,974	0.72%

Hon Hai Precision Industry Co Ltd	260,470	0.65%

Baidu Inc	255,632	0.64%

Ping An Insurance Group Co of China Ltd	252,192	0.63%

Naspers Ltd	247,452	0.62%

MediaTek Inc	240,044	0.60%

PDD Holdings Inc	234,921	0.59%

Al Rajhi Bank	234,893	0.59%

SK Hynix Inc	227,060	0.57%

Tata Consultancy Services Ltd	218,537	0.54%

NetEase Inc	211,987	0.53%

Samsung Electronics Co Ltd	208,181	0.52%

Bank Central Asia Tbk PT	198,400	0.49%

Samsung SDI Co Ltd	189,782	0.47%

Bank of China Ltd	186,418	0.46%

Industrial & Commercial Bank of China Ltd	183,847	0.46%

America Movil SAB de CV	177,197	0.44%

LG Chem Ltd	165,138	0.41%

The Saudi National Bank	164,039	0.41%

Yum China Holdings Inc	162,323	0.40%

Hindustan Unilever Ltd	156,901	0.39%

National Bank of Kuwait SAKP	151,141	0.38%

BYD Co Ltd	147,533	0.37%

Axis Bank Ltd	145,530	0.36%

Itau Unibanco Holding SA	144,828	0.36%

Xiaomi Corp	143,671	0.36%

Wuxi Biologics Cayman Inc	135,894	0.34%

Petroleo Brasileiro SA	134,894	0.34%

Grupo Financiero Banorte SAB de CV	133,824	0.33%

Saudi Basic Industries Corp	132,513	0.33%

Bank Rakyat Indonesia Persero Tbk PT	131,857	0.33%

Wal-Mart de Mexico SAB de CV	128,095	0.32%

Emirates Telecommunications Group Co PJSC	127,876	0.32%

Saudi Arabian Oil Co	127,452	0.32%

United Microelectronics Corp	125,915	0.31%

Trip.com Group Ltd	125,755	0.31%

NAVER Corp	124,431	0.31%

Bharti Airtel Ltd	124,204	0.31%

POSCO Holdings Inc	124,166	0.31%

Qatar National Bank QPSC	123,671	0.31%

Kweichow Moutai Co Ltd	122,216	0.30%

China Merchants Bank Co Ltd	121,994	0.30%

Kuwait Finance House KSCP	121,641	0.30%

Hyundai Motor Co	120,271	0.30%

Petroleo Brasileiro SA	119,083	0.30%

Delta Electronics Inc	117,711	0.29%

Bajaj Finance Ltd	114,033	0.28%

Li Ning Co Ltd	113,943	0.28%

Fomento Economico Mexicano SAB de CV	113,442	0.28%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Larsen & Toubro Ltd	$111,058	0.28%

ANTA Sports Products Ltd	108,528	0.27%

FirstRand Ltd	105,195	0.26%

Kia Corp	100,174	0.25%

Saudi Telecom Co	97,954	0.24%

LG Energy Solution Ltd	96,213	0.24%

First Abu Dhabi Bank PJSC	94,844	0.24%

China Petroleum & Chemical Corp	92,095	0.23%

Chunghwa Telecom Co Ltd	91,182	0.23%

Grupo Mexico SAB de CV	90,207	0.22%

Saudi Arabian Mining Co	89,891	0.22%

China Resources Land Ltd	89,561	0.22%

Kakao Corp	89,400	0.22%

NIO Inc	88,107	0.22%

KB Financial Group Inc	86,879	0.22%

Li Auto Inc	85,852	0.21%

ITC Ltd	85,119	0.21%

Banco Bradesco SA	84,853	0.21%

Fubon Financial Holding Co Ltd	84,349	0.21%

Kuaishou Technology	83,295	0.21%

WEG SA	82,245	0.20%

Telkom Indonesia Persero Tbk PT	82,196	0.20%

Ambev SA	81,797	0.20%

Public Bank Bhd	80,764	0.20%

Standard Bank Group Ltd	80,063	0.20%

China Resources Beer Holdings Co Ltd	79,669	0.20%

China Mengniu Dairy Co Ltd	79,431	0.20%

Asian Paints Ltd	78,930	0.20%

Bank Mandiri Persero Tbk PT	78,777	0.20%

CTBC Financial Holding Co Ltd	76,964	0.19%

KE Holdings Inc	76,843	0.19%

HCL Technologies Ltd	76,811	0.19%

PetroChina Co Ltd	76,487	0.19%

B3 SA - Brasil Bolsa Balcao	76,257	0.19%

Formosa Plastics Corp	76,248	0.19%

Shinhan Financial Group Co Ltd	75,976	0.19%

Mahindra & Mahindra Ltd	75,141	0.19%

China Life Insurance Co Ltd	74,835	0.19%

Maruti Suzuki India Ltd	74,665	0.19%

MTN Group Ltd	74,598	0.19%

ZTO Express Cayman Inc	74,112	0.18%

Nan Ya Plastics Corp	74,028	0.18%

ASE Technology Holding Co Ltd	73,917	0.18%

Mega Financial Holding Co Ltd	73,873	0.18%

China Steel Corp	73,199	0.18%

Gold Fields Ltd	72,903	0.18%

Celltrion Inc	72,073	0.18%

Kotak Mahindra Bank Ltd	71,800	0.18%

Cathay Financial Holding Co Ltd	71,711	0.18%

Sun Pharmaceutical Industries Ltd	70,308	0.18%

Sociedad Quimica y Minera de Chile SA	69,949	0.17%

Uni-President Enterprises Corp	69,707	0.17%

State Bank of India	69,665	0.17%

Titan Co Ltd	66,551	0.17%

ENN Energy Holdings Ltd	66,391	0.17%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Agricultural Bank of China Ltd	$66,249	0.17%

Samsung Biologics Co Ltd	65,811	0.16%

Riyad Bank	65,376	0.16%

E.Sun Financial Holding Co Ltd	65,248	0.16%

China Shenhua Energy Co Ltd	65,038	0.16%

CP ALL PCL	64,944	0.16%

Chailease Holding Co Ltd	63,915	0.16%

Delta Electronics Thailand PCL	63,887	0.16%

AngloGold Ashanti Ltd	62,307	0.16%

BeiGene Ltd	62,242	0.16%

Hyundai Mobis Co Ltd	62,133	0.15%

Nongfu Spring Co Ltd	62,026	0.15%

Emaar Properties PJSC	61,860	0.15%

Zijin Mining Group Co Ltd	58,680	0.15%

Credicorp Ltd	57,994	0.14%

H World Group Ltd	57,879	0.14%

LG Electronics Inc	57,566	0.14%

UltraTech Cement Ltd	57,389	0.14%

Malayan Banking Bhd	57,310	0.14%

Tata Steel Ltd	57,064	0.14%

China Overseas Land & Investment Ltd	56,623	0.14%

Hana Financial Group Inc	56,527	0.14%

PTT PCL	56,492	0.14%

First Financial Holding Co Ltd	56,168	0.14%

Pegatron Corp	27,996	0.07%

Banco BTG Pactual S.A	27,996	0.07%

Bangkok Dusit Medical Services PCL	54,666	0.14%

Airports of Thailand PCL	54,587	0.14%

CSPC Pharmaceutical Group Ltd	53,866	0.13%

Richter Gedeon Nyrt	17,936	0.04%

Zai Lab Ltd	17,936	0.04%

LG Display Co Ltd	17,936	0.04%

Absa Group Ltd	53,180	0.13%

The Saudi British Bank	53,146	0.13%

Shenzhou International Group Holdings Ltd	53,112	0.13%

Contemporary Amperex Technology Co Ltd	53,017	0.13%

Polski Koncern Naftowy ORLEN SA	52,873	0.13%

Power Grid Corp of India Ltd	52,794	0.13%

Sunny Optical Technology Group Co Ltd	52,776	0.13%

Tata Motors Ltd	52,074	0.13%

Ecopro BM Co Ltd	51,528	0.13%

Taiwan Cooperative Financial Holding Co Ltd	51,377	0.13%

CIMB Group Holdings Bhd	51,054	0.13%

Cemex SAB de CV	50,883	0.13%

Capitec Bank Holdings Ltd	50,713	0.13%

JD Health International Inc	50,673	0.13%

Itausa SA	50,657	0.13%

NTPC Ltd	50,610	0.13%

Novatek Microelectronics Corp	50,072	0.12%

Astra International Tbk PT	49,642	0.12%

Nestle India Ltd	49,551	0.12%

Qatar Islamic Bank SAQ	49,007	0.12%

Formosa Chemicals & Fibre Corp	48,780	0.12%

Centrais Eletricas Brasileiras SA	48,754	0.12%

Quanta Computer Inc	48,360	0.12%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Localiza Rent a Car SA	$48,265	0.12%

Lenovo Group Ltd	48,221	0.12%

Impala Platinum Holdings Ltd	48,210	0.12%

CEZ AS	48,097	0.12%

Tech Mahindra Ltd	47,960	0.12%

Geely Automobile Holdings Ltd	47,513	0.12%

Sasol Ltd	47,283	0.12%

Alinma Bank	47,059	0.12%

SK Innovation Co Ltd	46,690	0.12%

Cholamandalam Investment and Finance Co Ltd	23,306	0.06%

Mobile Telecommunications Co KSCP	23,306	0.06%

Bid Corp Ltd	46,125	0.11%

Advanced Info Service PCL	45,246	0.11%

Yuanta Financial Holding Co Ltd	44,870	0.11%

SABIC Agri-Nutrients Co	44,499	0.11%

Taiwan Cement Corp	44,445	0.11%

Haier Smart Home Co Ltd	44,307	0.11%

The Siam Cement PCL	44,077	0.11%

Largan Precision Co Ltd	43,704	0.11%

KT&G Corp	43,253	0.11%

PICC Property & Casualty Co Ltd	43,084	0.11%

China Pacific Insurance Group Co Ltd	42,856	0.11%

SM Prime Holdings Inc	42,720	0.11%

Samsung C&T Corp	42,710	0.11%

Grupo Aeroportuario del Pacifico SAB de CV	42,606	0.11%

CITIC Ltd	41,639	0.10%

Tsingtao Brewery Co Ltd	41,579	0.10%

Dr Sulaiman Al Habib Medical Services Group Co	41,574	0.10%

Emirates NBD Bank PJSC	41,524	0.10%

Avenue Supermarts Ltd	41,043	0.10%

Grupo Bimbo SAB de CV	40,946	0.10%

Wuliangye Yibin Co Ltd	40,877	0.10%

Hindalco Industries Ltd	40,728	0.10%

Banco do Brasil SA	40,615	0.10%

Abu Dhabi Commercial Bank PJSC	40,496	0.10%

Samsung Electro-Mechanics Co Ltd	40,151	0.10%

Dr Reddy’s Laboratories Ltd	40,148	0.10%

Hua Nan Financial Holdings Co Ltd	39,785	0.10%

Southern Copper Corp	39,683	0.10%

OTP Bank Nyrt	39,169	0.10%

Vipshop Holdings Ltd	38,865	0.10%

Hotai Motor Co Ltd	38,713	0.10%

Asustek Computer Inc	38,598	0.10%

Shoprite Holdings Ltd	38,552	0.10%

China Development Financial Holding Corp	38,198	0.10%

China Merchants Bank Co Ltd	37,791	0.09%

Suzano SA	37,625	0.09%

PTT Exploration & Production PCL	37,514	0.09%

Wipro Ltd	37,331	0.09%

Unimicron Technology Corp	37,207	0.09%

JSW Steel Ltd	37,184	0.09%

SBI Life Insurance Co Ltd	36,953	0.09%

Lotte Chemical Corp	18,418	0.05%

Guangdong Investment Ltd	18,418	0.05%

Yageo Corp	36,762	0.09%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
LG Corp	$36,680	0.09%

New Oriental Education & Technology Group Inc	36,435	0.09%

Grupo Aeroportuario del Sureste SAB de CV	36,291	0.09%

The Shanghai Commercial & Savings Bank Ltd	36,267	0.09%

Bajaj Finserv Ltd	36,078	0.09%

Tencent Music Entertainment Group	36,073	0.09%

HDFC Life Insurance Co Ltd	35,976	0.09%

SinoPac Financial Holdings Co Ltd	35,938	0.09%

Taishin Financial Holding Co Ltd	35,911	0.09%

Realtek Semiconductor Corp	35,904	0.09%

Xinyi Solar Holdings Ltd	35,894	0.09%

Sibanye Stillwater Ltd	35,778	0.09%

Sino Biopharmaceutical Ltd	35,495	0.09%

Powszechna Kasa Oszczednosci Bank Polski SA	35,481	0.09%

Gerdau SA	35,334	0.09%

Taiwan Mobile Co Ltd	34,962	0.09%

Britannia Industries Ltd	34,911	0.09%

Banque Saudi Fransi	34,862	0.09%

POSCO Futures M Co Ltd	34,677	0.09%

Sanlam Ltd	34,657	0.09%

Nedbank Group Ltd	34,450	0.09%

L&F Co Ltd	34,365	0.09%

BDO Unibank Inc	34,320	0.09%

Bank of Communications Co Ltd	33,710	0.08%

Airtac International Group	33,302	0.08%

Yankuang Energy Group Co Ltd	33,299	0.08%

Tenaga Nasional Bhd	33,141	0.08%

Doosan Enerbility Co Ltd	33,106	0.08%

Equatorial Energia SA	33,091	0.08%

China Tower Corp Ltd	32,833	0.08%

Industries Qatar QSC	32,766	0.08%

Longfor Group Holdings Ltd	32,540	0.08%

Cipla Ltd	32,495	0.08%

DB Insurance Co Ltd	16,178	0.04%

Fuyao Glass Industry Group Co Ltd	16,178	0.04%

Apollo Hospitals Enterprise Ltd	32,333	0.08%

Evergreen Marine Corp Taiwan Ltd	32,322	0.08%

Accton Technology Corp	32,277	0.08%

GCL Technology Holdings Ltd	32,177	0.08%

Grasim Industries Ltd	32,042	0.08%

Advantech Co Ltd	31,861	0.08%

Bank AlBilad	31,798	0.08%

Saudi Electricity Co	31,740	0.08%

Raia Drogasil SA	31,715	0.08%

E Ink Holdings Inc	31,677	0.08%

LTIMindtree Ltd	31,474	0.08%

The Commercial Bank PSQC	31,315	0.08%

Silergy Corp	31,157	0.08%

Grupo Televisa SAB	15,561	0.04%

Banpu PCL	15,561	0.04%

President Chain Store Corp	30,933	0.08%

Powszechny Zaklad Ubezpieczen SA	30,149	0.08%

Eicher Motors Ltd	30,048	0.07%

SK Inc	30,018	0.07%

Aldar Properties PJSC	29,853	0.07%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Samsung Fire & Marine Insurance Co Ltd	$29,774	0.07%

Rumo SA	29,556	0.07%

Godrej Consumer Products Ltd	29,513	0.07%

Tata Consumer Products Ltd	29,444	0.07%

Lite-On Technology Corp	29,402	0.07%

Innovent Biologics Inc	29,395	0.07%

Woori Financial Group Inc	29,243	0.07%

XPeng Inc	29,086	0.07%

Hanwha Solutions Corp	28,927	0.07%

Postal Savings Bank of China Co Ltd	28,855	0.07%

Kingsoft Corp Ltd	28,734	0.07%

NCSoft Corp	28,711	0.07%

Bank Negara Indonesia Persero Tbk PT	28,508	0.07%

Oil & Natural Gas Corp Ltd	28,321	0.07%

Grupo Financiero Inbursa SAB de CV	28,225	0.07%

Bilibili Inc	28,043	0.07%

Divi’s Laboratories Ltd	27,927	0.07%

Gulf Energy Development PCL	27,758	0.07%

China CITIC Bank Corp Ltd	27,497	0.07%

BB Seguridade Participacoes SA	27,491	0.07%

Masraf Al Rayan QSC	27,477	0.07%

CITIC Securities Co Ltd	27,387	0.07%

Coway Co Ltd	13,639	0.03%

Zijin Mining Group Co Ltd	13,639	0.03%

Dino Polska SA	27,258	0.07%

Vodacom Group Ltd	27,061	0.07%

Banco de Chile	26,940	0.07%

Pidilite Industries Ltd	26,738	0.07%

SRF Ltd	26,638	0.07%

Petro Rio SA	26,606	0.07%

ABB India Ltd	13,285	0.03%

IOI Corp Bhd	13,285	0.03%

Bharat Electronics Ltd	26,568	0.07%

Innolux Corp	26,425	0.07%

Ping An Insurance Group Co of China Ltd	26,406	0.07%

LG H&H Co Ltd	26,390	0.07%

Fibra Uno Administracion SA de CV	26,193	0.07%

Anhui Conch Cement Co Ltd	26,181	0.07%

UPL Ltd	26,092	0.06%

Kingdee International Software Group Co Ltd	25,846	0.06%

China Yangtze Power Co Ltd	25,833	0.06%

Coca-Cola Femsa SAB de CV	25,805	0.06%

China Gas Holdings Ltd	25,800	0.06%

Commercial International Bank Egypt SAE	25,698	0.06%

HMM Co Ltd	25,691	0.06%

Celltrion Healthcare Co Ltd	25,576	0.06%

Walsin Lihwa Corp	25,560	0.06%

Etihad Etisalat Co	25,377	0.06%

Krafton Inc	25,359	0.06%

The Bidvest Group Ltd	25,295	0.06%

Dubai Islamic Bank PJSC	25,241	0.06%

Arab National Bank	25,240	0.06%

Dabur India Ltd	25,180	0.06%

China Resources Power Holdings Co Ltd	25,082	0.06%

Press Metal Aluminium Holdings Bhd	25,044	0.06%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Central Pattana PCL	$24,908	0.06%

Adani Ports & Special Economic Zone Ltd	24,867	0.06%

Sinopharm Group Co Ltd	24,845	0.06%

BYD Co Ltd	24,814	0.06%

Remgro Ltd	24,551	0.06%

Coal India Ltd	24,529	0.06%

Catcher Technology Co Ltd	24,525	0.06%

SM Investments Corp	24,498	0.06%

International Container Terminal Services Inc	24,426	0.06%

KGHM Polska Miedz SA	24,334	0.06%

Shandong Weigao Group Medical Polymer Co Ltd	24,316	0.06%

Chow Tai Fook Jewellery Group Ltd	24,292	0.06%

Arca Continental SAB de CV	24,225	0.06%

eMemory Technology Inc	24,178	0.06%

AUO Corp	24,172	0.06%

Bumrungrad Hospital PCL	24,170	0.06%

Abu Dhabi Islamic Bank PJSC	24,160	0.06%

Far EasTone Telecommunications Co Ltd	24,102	0.06%

China Power International Development Ltd	12,036	0.03%

Pepkor Holdings Ltd	12,036	0.03%

Discovery Ltd	24,029	0.06%

Aspen Pharmacare Holdings Ltd	23,978	0.06%

Samsung Life Insurance Co Ltd	23,581	0.06%

Petronas Chemicals Group Bhd	23,533	0.06%

Varun Beverages Ltd	23,498	0.06%

Telefonica Brasil SA	23,496	0.06%

China Longyuan Power Group Corp Ltd	23,357	0.06%

Samsung Engineering Co Ltd	23,330	0.06%

Turkiye Petrol Rafinerileri AS	23,270	0.06%

Country Garden Services Holdings Co Ltd	23,213	0.06%

Korea Zinc Co Ltd	23,201	0.06%

Almarai Co JSC	22,991	0.06%

Banco Bradesco SA	22,926	0.06%

Energy Absolute PCL	22,885	0.06%

Voltronic Power Technology Corp	22,858	0.06%

WuXi AppTec Co Ltd	22,797	0.06%

Sendas Distribuidora S/A	22,792	0.06%

Bank of the Philippine Islands	22,733	0.06%

Globalwafers Co Ltd	22,628	0.06%

Great Wall Motor Co Ltd	22,595	0.06%

Yang Ming Marine Transport Corp	22,537	0.06%

Bank Polska Kasa Opieki SA	22,324	0.06%

Adani Enterprises Ltd	22,306	0.06%

Bharat Petroleum Corp Ltd	22,263	0.06%

Cosan SA	22,206	0.06%

Havells India Ltd	22,195	0.06%

Shin Kong Financial Holding Co Ltd	22,180	0.06%

Sahara International Petrochemical Co	22,176	0.06%

Ayala Land Inc	22,046	0.05%

China Resources Mixc Lifestyle Services Ltd	22,021	0.05%

COSCO SHIPPING Holdings Co Ltd	21,939	0.05%

Abu Dhabi National Oil Co for Distribution PJSC	21,767	0.05%

Korea Electric Power Corp	21,707	0.05%

Clicks Group Ltd	21,648	0.05%

BIM Birlesik Magazalar AS	21,599	0.05%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Country Garden Holdings Co Ltd	$21,428	0.05%

Woolworths Holdings Ltd	21,318	0.05%

Bupa Arabia for Cooperative Insurance Co	21,254	0.05%

Kanzhun Ltd	21,226	0.05%

Compal Electronics Inc	21,221	0.05%

Chinasoft International Ltd	10,570	0.03%

Banco de Credito e Inversiones SA	10,570	0.03%

Shree Cement Ltd	21,122	0.05%

Shriram Finance Ltd	21,084	0.05%

Eurobank Ergasias Services and Holdings SA	21,027	0.05%

Alibaba Health Information Technology Ltd	20,954	0.05%

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,894	0.05%

China Resources Gas Group Ltd	20,890	0.05%

Turk Hava Yollari AO	20,863	0.05%

Adani Green Energy Ltd	20,802	0.05%

Merdeka Copper Gold Tbk PT	20,646	0.05%

Adani Transmission Ltd	20,637	0.05%

Indian Hotels Co Ltd	20,599	0.05%

The Tata Power Co Ltd	20,385	0.05%

Vibra Energia SA	20,280	0.05%

China Vanke Co Ltd	20,232	0.05%

Shenzhen Mindray Bio-Medical Electronics Co Ltd	20,203	0.05%

Far Eastern New Century Corp	20,179	0.05%

Tube Investments of India Ltd	20,146	0.05%

Indraprastha Gas Ltd	10,063	0.03%

BTS Group Holdings PCL	10,063	0.03%

Tingyi Cayman Islands Holding Corp	20,108	0.05%

Korean Air Lines Co Ltd	20,048	0.05%

Luzhou Laojiao Co Ltd	20,047	0.05%

Asia Cement Corp	20,033	0.05%

Old Mutual Ltd	20,010	0.05%

United Tractors Tbk PT	19,965	0.05%

Lojas Renner SA	19,842	0.05%

Wiwynn Corp	19,742	0.05%

Info Edge India Ltd	19,684	0.05%

Powerchip Semiconductor Manufacturing Corp	19,670	0.05%

OPAP SA	19,660	0.05%

Bajaj Auto Ltd	19,659	0.05%

Kimberly-Clark de Mexico SAB de CV	19,597	0.05%

Sumber Alfaria Trijaya Tbk PT	19,552	0.05%

Micro-Star International Co Ltd	19,537	0.05%

Formosa Petrochemical Corp	19,505	0.05%

China National Building Material Co Ltd	19,452	0.05%

iQIYI Inc	19,385	0.05%

Yadea Group Holdings Ltd	19,347	0.05%

Cia Energetica de Minas Gerais	19,241	0.05%

Hero MotoCorp Ltd	19,225	0.05%

ICICI Lombard General Insurance Co Ltd	19,178	0.05%

China Tourism Group Duty Free Corp Ltd	19,125	0.05%

Weichai Power Co Ltd	19,087	0.05%

Eclat Textile Co Ltd	19,083	0.05%

Samsung SDS Co Ltd	18,958	0.05%

Amorepacific Corp	18,779	0.05%

Mouwasat Medical Services Co	18,776	0.05%

Industrial Bank Co Ltd	18,757	0.05%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Hypera SA	$18,751	0.05%

CCR SA	18,741	0.05%

CELCOMDIGI BHD	18,720	0.05%

Want Want China Holdings Ltd	18,714	0.05%

China International Capital Corp Ltd	18,688	0.05%

Kunlun Energy Co Ltd	18,651	0.05%

Turkiye Sise ve Cam Fabrikalari AS	18,606	0.05%

Trent Ltd	18,576	0.05%

KOC Holding AS	18,563	0.05%

PTT Global Chemical PCL	18,503	0.05%

Marico Ltd	18,492	0.05%

SK Square Co Ltd	18,476	0.05%

Haidilao International Holding Ltd	18,468	0.05%

ACWA Power Co	18,437	0.05%

MOL Hungarian Oil & Gas PLC	18,403	0.05%

Gruma SAB de CV	18,381	0.05%

Minor International PCL	18,311	0.05%

Hong Leong Bank Bhd	18,237	0.05%

Agility Public Warehousing Co KSC	18,234	0.05%

True Corp PCL	18,223	0.05%

Zhongsheng Group Holdings Ltd	18,205	0.05%

Ayala Corp	18,150	0.05%

Multiply Group PJSC	18,140	0.05%

Kalbe Farma Tbk PT	18,106	0.05%

Petronas Gas Bhd	18,091	0.05%

Hengan International Group Co Ltd	18,088	0.05%

GAIL India Ltd	18,032	0.04%

LG Innotek Co Ltd	18,029	0.04%

Hellenic Telecommunications Organization SA	17,868	0.04%

Banco Santander Chile	17,848	0.04%

TOTVS SA	17,847	0.04%

JOYY Inc	8,921	0.02%

3SBio Inc	8,921	0.02%

HLB Inc	17,831	0.04%

Adani Total Gas Ltd	17,779	0.04%

Shanxi Xinghuacun Fen Wine Factory Co Ltd	17,766	0.04%

China Meidong Auto Holdings Ltd	8,875	0.02%

China Traditional Chinese Medicine Holdings Co Ltd	8,875	0.02%

TAL Education Group	17,700	0.04%

Siemens Ltd	17,659	0.04%

Vanguard International Semiconductor Corp	17,534	0.04%

Anglo American Platinum Ltd	17,468	0.04%

Mytilineos SA	17,432	0.04%

China Conch Venture Holdings Ltd	17,427	0.04%

Yanbu National Petrochemical Co	17,396	0.04%

Bancolombia SA	17,378	0.04%

Page Industries Ltd	17,327	0.04%

Legend Biotech Corp	17,290	0.04%

Elm Co	17,289	0.04%

Reinet Investments SCA	17,279	0.04%

Qatar Fuel QSC	17,248	0.04%

Enel Americas SA	17,246	0.04%

Banco del Bajio SA	17,225	0.04%

Daqo New Energy Corp	17,195	0.04%

TVS Motor Co Ltd	17,161	0.04%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
PI Industries Ltd	$17,124	0.04%

Feng TAY Enterprise Co Ltd	17,079	0.04%

Adaro Energy Indonesia Tbk PT	17,062	0.04%

Klabin SA	17,004	0.04%

The People’s Insurance Co Group of China Ltd	16,933	0.04%

S-Oil Corp	16,931	0.04%

Akbank TAS	16,857	0.04%

PharmaEssentia Corp	16,856	0.04%

Northam Platinum Holdings Ltd	16,841	0.04%

Empresas Copec SA	16,794	0.04%

Boubyan Bank KSCP	16,785	0.04%

JBS S/A	16,741	0.04%

Alpha Services and Holdings SA	16,694	0.04%

China Feihe Ltd	16,684	0.04%

Chang Hwa Commercial Bank Ltd	16,603	0.04%

Nanya Technology Corp	16,540	0.04%

Cencosud SA	16,519	0.04%

HYBE Co Ltd	16,500	0.04%

DLF Ltd	16,449	0.04%

Synnex Technology International Corp	16,419	0.04%

Hyundai Motor Co	16,406	0.04%

Indian Oil Corp Ltd	16,395	0.04%

United Spirits Ltd	16,381	0.04%

LONGi Green Energy Technology Co Ltd	16,378	0.04%

Acer Inc	16,361	0.04%

National Bank of Greece SA	16,319	0.04%

Tongcheng Travel Holdings Ltd	16,312	0.04%

NEPI Rockcastle NV	16,284	0.04%

Korea Aerospace Industries Ltd	16,265	0.04%

Taiwan Business Bank	16,260	0.04%

Parade Technologies Ltd	16,257	0.04%

JG Summit Holdings Inc	16,247	0.04%

Ambuja Cements Ltd	16,227	0.04%

Qatar International Islamic Bank QSC	16,214	0.04%

KakaoBank Corp	16,208	0.04%

Inventec Corp	16,106	0.04%

Wanhua Chemical Group Co Ltd	16,092	0.04%

WPG Holdings Ltd	16,074	0.04%

MultiChoice Group	16,012	0.04%

Hua Hong Semiconductor Ltd	15,929	0.04%

Winbond Electronics Corp	15,879	0.04%

Eregli Demir ve Celik Fabrikalari TAS	15,807	0.04%

Foshan Haitian Flavouring & Food Co Ltd	15,799	0.04%

Exxaro Resources Ltd	15,741	0.04%

China Railway Group Ltd	15,712	0.04%

Jarir Marketing Co	15,628	0.04%

SK Bioscience Co Ltd	7,795	0.02%

Ping An Healthcare and Technology Co Ltd	7,795	0.02%

CGN Power Co Ltd	15,544	0.04%

SCB X PCL	15,479	0.04%

Komercni Banka AS	15,466	0.04%

Orient Overseas International Ltd	15,465	0.04%

Growthpoint Properties Ltd	15,462	0.04%

Korea Shipbuilding & Offshore Engineering Co Ltd	15,447	0.04%

Autohome Inc	15,429	0.04%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Allegro.eu SA	$15,413	0.04%

Home Product Center PCL	15,288	0.04%

Genscript Biotech Corp	15,232	0.04%

Tata Elxsi Ltd	15,210	0.04%

Orion Corp	15,209	0.04%

Vedanta Ltd	15,205	0.04%

Zhen Ding Technology Holding Ltd	15,171	0.04%

LPP SA	15,154	0.04%

Saudi Industrial Investment Group	15,064	0.04%

Charoen Pokphand Indonesia Tbk PT	15,050	0.04%

JUMBO SA	15,001	0.04%

Industrial & Commercial Bank of China Ltd	14,998	0.04%

Samsung Heavy Industries Co Ltd	14,948	0.04%

Intouch Holdings PCL	14,899	0.04%

Rede D’Or Sao Luiz SA	14,874	0.04%

Santander Bank Polska SA	14,839	0.04%

Land & Houses PCL	14,781	0.04%

Hygeia Healthcare Holdings Co Ltd	14,756	0.04%

Charoen Pokphand Foods PCL	14,738	0.04%

PPB Group Bhd	14,703	0.04%

Bharat Forge Ltd	14,702	0.04%

Hapvida Participacoes e Investimentos S/A	14,698	0.04%

Jiangsu Hengrui Pharmaceuticals Co Ltd	14,601	0.04%

CRRC Corp Ltd	14,585	0.04%

Zhuzhou CRRC Times Electric Co Ltd	14,572	0.04%

Akeso Inc	14,570	0.04%

Jindal Steel & Power Ltd	14,532	0.04%

Central Retail Corp PCL	14,525	0.04%

Saudi Kayan Petrochemical Co	14,501	0.04%

SF Holding Co Ltd	14,492	0.04%

Turkiye Is Bankasi AS	14,479	0.04%

Qatar Gas Transport Co Ltd	14,371	0.04%

Sasa Polyester Sanayi AS	14,346	0.04%

Natura & Co Holding SA	14,336	0.04%

Smoore International Holdings Ltd	14,329	0.04%

360 DigiTech Inc	14,161	0.04%

Agricultural Bank of China Ltd	14,153	0.04%

East Money Information Co Ltd	14,149	0.04%

Universal Robina Corp	14,148	0.04%

Hyundai Steel Co	14,127	0.04%

Kasikornbank PCL	14,080	0.04%

Mesaieed Petrochemical Holding Co	14,068	0.04%

Harmony Gold Mining Co Ltd	14,048	0.03%

IHH Healthcare Bhd	14,045	0.03%

Minth Group Ltd	13,953	0.03%

China State Construction International Holdings Ltd	13,950	0.03%

Hyundai Glovis Co Ltd	13,949	0.03%

Muyuan Foods Co Ltd	13,941	0.03%

Promotora y Operadora de Infraestructura SAB de CV	13,933	0.03%

Eva Airways Corp	13,862	0.03%

Pou Chen Corp	13,842	0.03%

PLDT Inc	13,837	0.03%

Dar Al Arkan Real Estate Development Co	13,823	0.03%

Ganfeng Lithium Group Co Ltd	13,819	0.03%

Genting Bhd	13,781	0.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Colgate-PalmoLive India Ltd	$13,748	0.03%

InterGlobe Aviation Ltd	13,719	0.03%

ZhongAn Online P&C Insurance Co Ltd	13,698	0.03%

China Hongqiao Group Ltd	13,680	0.03%

Grupo Carso SAB de CV	13,679	0.03%

CG Power & Industrial Solutions Ltd	13,658	0.03%

Unilever Indonesia Tbk PT	13,566	0.03%

ZTE Corp	13,547	0.03%

Maxis Bhd	13,455	0.03%

MISC Bhd	13,409	0.03%

CITIC Securities Co Ltd	13,406	0.03%

Nestle Malaysia Bhd	13,377	0.03%

Orbia Advance Corp SAB de CV	13,367	0.03%

Hyundai Engineering & Construction Co Ltd	13,336	0.03%

Jiangsu Yanghe Brewery Joint-Stock Co Ltd	13,329	0.03%

The Saudi Investment Bank	13,231	0.03%

China Merchants Port Holdings Co Ltd	13,152	0.03%

CMOC Group Ltd	13,110	0.03%

Ford Otomotiv Sanayi AS	13,093	0.03%

China Minsheng Banking Corp Ltd	13,087	0.03%

Cheng Shin Rubber Industry Co Ltd	13,080	0.03%

SBI Cards & Payment Services Ltd	13,038	0.03%

China Medical System Holdings Ltd	13,037	0.03%

Bank of Baroda	13,014	0.03%

China State Construction Engineering Corp Ltd	13,002	0.03%

Ping An Bank Co Ltd	12,998	0.03%

Jubilant Foodworks Ltd	12,957	0.03%

GDS Holdings Ltd	12,948	0.03%

HD Hyundai Co Ltd	12,925	0.03%

Yes Bank Ltd	12,898	0.03%

TIM SA	12,876	0.03%

Haci Omer Sabanci Holding AS	12,873	0.03%

Yuexiu Property Co Ltd	12,862	0.03%

BYD Electronic International Co Ltd	12,858	0.03%

Nan Ya Printed Circuit Board Corp	12,848	0.03%

China Literature Ltd	12,835	0.03%

Huaneng Power International Inc	12,833	0.03%

C&D International Investment Group Ltd	12,792	0.03%

Petronet LNG Ltd	12,790	0.03%

New China Life Insurance Co Ltd	12,787	0.03%

Yuhan Corp	12,784	0.03%

Mr Price Group Ltd	12,778	0.03%

CJ CheilJedang Corp	12,669	0.03%

Meritz Financial Group Inc	12,627	0.03%

Hansoh Pharmaceutical Group Co Ltd	12,595	0.03%

Industrias Penoles SAB de CV	12,553	0.03%

Ooredoo QPSC	12,531	0.03%

Kingboard Holdings Ltd	12,500	0.03%

Kuala Lumpur Kepong Bhd	12,462	0.03%

Win Semiconductors Corp	12,425	0.03%

Qatar Electricity & Water Co QSC	12,369	0.03%

Cia Siderurgica Nacional SA	12,367	0.03%

Industrial Bank of Korea	12,350	0.03%

Turkcell Iletisim Hizmetleri AS	12,342	0.03%

Ruentex Development Co Ltd	12,334	0.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Sime Darby Plantation Bhd	$12,287	0.03%

Aluminum Corp of China Ltd	12,238	0.03%

Ultrapar Participacoes SA	12,224	0.03%

Magazine Luiza SA	12,144	0.03%

Hankook Tire & Technology Co Ltd	12,140	0.03%

Banco Santander Brasil SA	12,138	0.03%

Bangkok Expressway & Metro PCL	12,134	0.03%

Dialog Group Bhd	12,012	0.03%

Hotel Shilla Co Ltd	12,011	0.03%

Taiwan High Speed Rail Corp	11,962	0.03%

MRF Ltd	11,953	0.03%

The Savola Group	11,924	0.03%

Aier Eye Hospital Group Co Ltd	11,919	0.03%

Bank Al-Jazira	11,910	0.03%

momo.com Inc	11,881	0.03%

Metropolitan Bank & Trust Co	11,866	0.03%

Kumho Petrochemical Co Ltd	11,863	0.03%

Container Corp Of India Ltd	11,855	0.03%

Anhui Gujing Distillery Co Ltd	11,796	0.03%

Bajaj Holdings & Investment Ltd	11,784	0.03%

Bancolombia SA	11,746	0.03%

Nahdi Medical Co	11,739	0.03%

ICICI Prudential Life Insurance Co Ltd	11,677	0.03%

Beijing Kingsoft Office Software Inc	11,662	0.03%

Torrent Pharmaceuticals Ltd	11,631	0.03%

Saudi Research & Media Group	11,576	0.03%

Thai Oil PCL	11,571	0.03%

Nien Made Enterprise Co Ltd	11,540	0.03%

Jiangxi Copper Co Ltd	11,509	0.03%

RHB Bank Bhd	11,505	0.03%

Luxshare Precision Industry Co Ltd	11,502	0.03%

Axiata Group Bhd	11,493	0.03%

Empresas CMPC SA	11,472	0.03%

PTT Oil & Retail Business PCL	11,463	0.03%

Zomato Ltd	11,375	0.03%

China Oilfield Services Ltd	11,366	0.03%

Guangzhou Automobile Group Co Ltd	11,360	0.03%

Mphasis Ltd	11,337	0.03%

Aselsan Elektronik Sanayi Ve Ticaret AS	11,333	0.03%

Jollibee Foods Corp	11,302	0.03%

Saudi Tadawul Group Holding Co	11,301	0.03%

China Airlines Ltd	11,299	0.03%

F&F Co Ltd	11,287	0.03%

Shanghai Pudong Development Bank Co Ltd	11,282	0.03%

Hindustan Petroleum Corp Ltd	11,264	0.03%

Balkrishna Industries Ltd	11,245	0.03%

Alfa SAB de CV	11,209	0.03%

LG Chem Ltd	11,205	0.03%

SKC Co Ltd	11,174	0.03%

Bosideng International Holdings Ltd	11,153	0.03%

Public Power Corp SA	11,152	0.03%

Indofood Sukses Makmur Tbk PT	11,126	0.03%

Beijing Enterprises Holdings Ltd	11,111	0.03%

Fosun International Ltd	11,097	0.03%

Haitong Securities Co Ltd	11,071	0.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Centrais Eletricas Brasileiras SA	$11,042	0.03%

Eneva SA	11,022	0.03%

Adani Power Ltd	11,014	0.03%

Giant Manufacturing Co Ltd	10,985	0.03%

Zhaojin Mining Industry Co Ltd	10,913	0.03%

Genting Malaysia Bhd	10,912	0.03%

AAC Technologies Holdings Inc	10,910	0.03%

WuXi AppTec Co Ltd	10,901	0.03%

LG Uplus Corp	10,875	0.03%

Huatai Securities Co Ltd	10,819	0.03%

China Galaxy Securities Co Ltd	10,798	0.03%

Cia de Minas Buenaventura SAA	10,796	0.03%

Korea Investment Holdings Co Ltd	10,789	0.03%

Bank of Communications Co Ltd	10,722	0.03%

SCG Packaging PCL	10,686	0.03%

TravelSky Technology Ltd	10,658	0.03%

East Buy Holding Ltd	10,603	0.03%

Jiumaojiu International Holdings Ltd	10,586	0.03%

China Tourism Group Duty Free Corp Ltd	10,567	0.03%

Falabella SA	10,542	0.03%

Shaanxi Coal Industry Co Ltd	10,541	0.03%

Berger Paints India Ltd	10,527	0.03%

Indorama Ventures PCL	10,425	0.03%

Topsports International Holdings Ltd	10,414	0.03%

The Foschini Group Ltd	10,390	0.03%

Gamuda Bhd	10,370	0.03%

E-MART Inc	10,362	0.03%

CD Projekt SA	10,355	0.03%

Krung Thai Bank PCL	10,342	0.03%

MINISO Group Holding Ltd	10,317	0.03%

Doosan Bobcat Inc	10,281	0.03%

Xtep International Holdings Ltd	10,258	0.03%

Hyundai Motor Co	10,252	0.03%

Indian Railway Catering & Tourism Corp Ltd	10,244	0.03%

Aurobindo Pharma Ltd	10,180	0.03%

Pepco Group NV	10,178	0.03%

Samvardhana Motherson International Ltd	10,165	0.03%

Shanghai Baosight Software Co Ltd	10,158	0.03%

OUTsurance Group Ltd	10,156	0.03%

Haitian International Holdings Ltd	10,103	0.03%

Kumba Iron Ore Ltd	9,997	0.02%

Shenzhen Inovance Technology Co Ltd	9,991	0.02%

Air China Ltd	9,988	0.02%

Inner Mongolia Yili Industrial Group Co Ltd	9,962	0.02%

China Shenhua Energy Co Ltd	9,933	0.02%

Advanced Petrochemical Co	9,930	0.02%

Engie Brasil Energia SA	9,899	0.02%

Lupin Ltd	9,887	0.02%

Manila Electric Co	9,881	0.02%

BOC Aviation Ltd	9,844	0.02%

Hektas Ticaret TAS	9,834	0.02%

China Overseas Property Holdings Ltd	9,830	0.02%

Arabian Internet & Communications Services Co	9,736	0.02%

NARI Technology Co Ltd	9,701	0.02%

Energisa S/A	9,689	0.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
China Everbright Environment Group Ltd	$9,683	0.02%

Bank of Ningbo Co Ltd	9,648	0.02%

Wan Hai Lines Ltd	9,647	0.02%

Godrej Properties Ltd	9,612	0.02%

Motor Oil Hellas Corinth Refineries SA	9,598	0.02%

GF Securities Co Ltd	9,590	0.02%

China Petroleum & Chemical Corp	9,569	0.02%

Inari Amertron Bhd	9,552	0.02%

Inner Mongolia Yitai Coal Co Ltd	9,551	0.02%

China Coal Energy Co Ltd	9,525	0.02%

Barito Pacific Tbk PT	9,524	0.02%

Gulf Bank KSCP	9,513	0.02%

Indofood CBP Sukses Makmur Tbk PT	9,510	0.02%

China Pacific Insurance Group Co Ltd	9,484	0.02%

AMMB Holdings Bhd	9,480	0.02%

Atacadao SA	9,446	0.02%

Bandhan Bank Ltd	9,399	0.02%

Tongwei Co Ltd	9,364	0.02%

China Taiping Insurance Holdings Co Ltd	9,347	0.02%

Cia Sud Americana de Vapores SA	9,342	0.02%

Mobile Telecommunications Co Saudi Arabia	9,335	0.02%

SK Biopharmaceuticals Co Ltd	9,307	0.02%

Samsung Securities Co Ltd	9,301	0.02%

Barwa Real Estate Co	9,290	0.02%

Dongyue Group Ltd	9,251	0.02%

Aboitiz Equity Ventures Inc	9,217	0.02%

China United Network Communications Ltd	9,215	0.02%

Pop Mart International Group Ltd	9,213	0.02%

Enel Chile SA	9,209	0.02%

Microport Scientific Corp	9,202	0.02%

Zhangzhou Pientzehuang Pharmaceutical Co Ltd	9,172	0.02%

Weichai Power Co Ltd	4,573	0.01%

Tsingtao Brewery Co Ltd	4,573	0.01%

Foxconn Industrial Internet Co Ltd	9,141	0.02%

Shandong Gold Mining Co Ltd	9,073	0.02%

Poly Developments and Holdings Group Co Ltd	9,042	0.02%

Dallah Healthcare Co	9,040	0.02%

Yapi ve Kredi Bankasi AS	9,024	0.02%

Mabanee Co KPSC	9,016	0.02%

Kangwon Land Inc	8,992	0.02%

African Rainbow Minerals Ltd	8,942	0.02%

Shanghai Pharmaceuticals Holding Co Ltd	8,916	0.02%

BOE Technology Group Co Ltd	8,901	0.02%

S-1 Corp	4,438	0.01%

Air China Ltd	4,438	0.01%

Interconexion Electrica SA ESP	8,842	0.02%

QL Resources Bhd	8,825	0.02%

Petronas Dagangan Bhd	8,821	0.02%

CPFL Energia SA	8,811	0.02%

GS Holdings Corp	8,809	0.02%

Muthoot Finance Ltd	8,795	0.02%

China Ruyi Holdings Ltd	8,794	0.02%

Krungthai Card PCL	8,783	0.02%

Semen Indonesia Persero Tbk PT	8,726	0.02%

Q Holding PJSC	8,705	0.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Weibo Corp	$8,700	0.02%

Lotte Shopping Co Ltd	4,350	0.01%

GigaDevice Semiconductor Inc	4,350	0.01%

Shenzhen Transsion Holdings Co Ltd	4,349	0.01%

Jiangsu King’s Luck Brewery JSC Ltd	4,349	0.01%

Shanghai Fosun Pharmaceutical Group Co Ltd	8,636	0.02%

Global Power Synergy PCL	8,600	0.02%

Lufax Holding Ltd	8,561	0.02%

Beijing Capital International Airport Co Ltd	8,469	0.02%

Yihai International Holding Ltd	8,466	0.02%

Mirae Asset Securities Co Ltd	8,396	0.02%

Indah Kiat Pulp & Paper Tbk PT	8,386	0.02%

China Three Gorges Renewables Group Co Ltd	8,384	0.02%

TCL Zhonghuan Renewable Energy Technology Co Ltd	8,372	0.02%

SK IE Technology Co Ltd	8,339	0.02%

Hyundai Heavy Industries Co Ltd	8,333	0.02%

Sungrow Power Supply Co Ltd	8,325	0.02%

Asset World Corp PCL	8,324	0.02%

Far East Horizon Ltd	8,313	0.02%

Hanmi Pharm Co Ltd	8,303	0.02%

Osotspa PCL	8,285	0.02%

Berli Jucker PCL	8,250	0.02%

Moneta Money Bank AS	8,194	0.02%

Dongfeng Motor Group Co Ltd	8,193	0.02%

Rongsheng Petrochemical Co Ltd	8,190	0.02%

ACC Ltd	8,166	0.02%

Sime Darby Bhd	8,123	0.02%

China Southern Airlines Co Ltd	8,110	0.02%

PGE Polska Grupa Energetyczna SA	8,009	0.02%

Uni-President China Holdings Ltd	8,001	0.02%

AviChina Industry & Technology Co Ltd	7,980	0.02%

CRRC Corp Ltd	7,959	0.02%

China Vanke Co Ltd	7,922	0.02%

Iflytek Co Ltd	7,910	0.02%

Hyundai Mipo Dockyard Co Ltd	7,897	0.02%

Operadora De Sites Mexicanos SAB de CV	7,840	0.02%

Orient Securities Co Ltd	3,909	0.01%

GoerTek Inc	3,909	0.01%

Telekom Malaysia Bhd	7,790	0.02%

Sany Heavy Industry Co Ltd	7,759	0.02%

Shenzhen International Holdings Ltd	7,752	0.02%

COSCO SHIPPING Ports Ltd	7,731	0.02%

Sarana Menara Nusantara Tbk PT	7,715	0.02%

Hanon Systems	7,699	0.02%

Haier Smart Home Co Ltd	7,648	0.02%

China Resources Pharmaceutical Group Ltd	7,616	0.02%

Eve Energy Co Ltd	7,607	0.02%

Terna Energy SA	7,576	0.02%

China Railway Group Ltd	7,552	0.02%

Nine Dragons Paper Holdings Ltd	7,528	0.02%

COSCO SHIPPING Holdings Co Ltd	7,512	0.02%

Ratch Group PCL	7,511	0.02%

NAURA Technology Group Co Ltd	7,509	0.02%

Flat Glass Group Co Ltd	7,499	0.02%

Lotte Energy Materials Corp	7,445	0.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Metallurgical Corp of China Ltd	$3,722	0.01%

Fuyao Glass Industry Group Co Ltd	3,722	0.01%

Baoshan Iron & Steel Co Ltd	7,428	0.02%

Wingtech Technology Co Ltd	3,681	0.01%

Bank of Hangzhou Co Ltd	3,681	0.01%

Electricity Generating PCL	7,343	0.02%

China Resources Cement Holdings Ltd	7,336	0.02%

Meritz Securities Co Ltd	7,326	0.02%

Pan Ocean Co Ltd	7,289	0.02%

Kakao Games Corp	7,248	0.02%

Thai Union Group PCL	7,242	0.02%

JA Solar Technology Co Ltd	7,220	0.02%

China Communications Services Corp Ltd	7,196	0.02%

AU Small Finance Bank Ltd	7,192	0.02%

Aneka Tambang Tbk	7,185	0.02%

Indus Towers Ltd	7,178	0.02%

Wens Foodstuffs Group Co Ltd	7,163	0.02%

China Jinmao Holdings Group Ltd	7,147	0.02%

CJ Corp	7,142	0.02%

Hangzhou Tigermed Consulting Co Ltd	7,074	0.02%

Sany Heavy Equipment International Holdings Co Ltd	7,051	0.02%

Chongqing Zhifei Biological Products Co Ltd	7,008	0.02%

Greentown China Holdings Ltd	6,996	0.02%

Jiangsu Expressway Co Ltd	6,974	0.02%

Monde Nissin Corp	6,956	0.02%

Top Glove Corp Bhd	6,955	0.02%

Kakaopay Corp	6,942	0.02%

Celltrion Pharm Inc	6,932	0.02%

ZTE Corp	6,929	0.02%

Rabigh Refining & Petrochemical Co	6,866	0.02%

PetroChina Co Ltd	6,832	0.02%

China Cinda Asset Management Co Ltd	6,807	0.02%

Vale Indonesia Tbk PT	6,752	0.02%

Netmarble Corp	6,687	0.02%

360 Security Technology Inc	6,665	0.02%

China Everbright Bank Co Ltd	6,654	0.02%

Pegasus Hava Tasimaciligi AS	6,651	0.02%

BGF retail Co Ltd	6,633	0.02%

B Grimm Power PCL	6,629	0.02%

Zhejiang Expressway Co Ltd	6,627	0.02%

Koza Altin Isletmeleri AS	6,619	0.02%

Postal Savings Bank of China Co Ltd	6,610	0.02%

Power Construction Corp of China Ltd	6,566	0.02%

China Minsheng Banking Corp Ltd	6,540	0.02%

National Industrialization Co	6,531	0.02%

Srisawad Corp PCL	6,497	0.02%

Qinghai Salt Lake Industry Co Ltd	6,494	0.02%

mBank SA	6,469	0.02%

Anhui Gujing Distillery Co Ltd	6,465	0.02%

Imeik Technology Development Co Ltd	6,462	0.02%

China National Nuclear Power Co Ltd	6,439	0.02%

New Hope Liuhe Co Ltd	3,210	0.01%

Guosen Securities Co Ltd	3,210	0.01%

Shanghai Fudan Microelectronics Group Co Ltd	6,395	0.02%

Bank of China Ltd	6,347	0.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Pearl Abyss Corp	$6,275	0.02%

Malaysia Airports Holdings Bhd	6,250	0.02%

NH Investment & Securities Co Ltd	6,165	0.02%

AECC Aviation Power Co Ltd	6,149	0.02%

Beijing Enterprises Water Group Ltd	6,144	0.02%

Cyfrowy Polsat SA	6,089	0.02%

Cia Cervecerias Unidas SA	6,076	0.02%

Trina Solar Co Ltd	6,041	0.02%

Anhui Conch Cement Co Ltd	6,040	0.02%

Cheil Worldwide Inc	6,033	0.02%

Kingboard Laminates Holdings Ltd	5,984	0.01%

SAIC Motor Corp Ltd	5,979	0.01%

Tianqi Lithium Corp	5,963	0.01%

China Lesso Group Holdings Ltd	5,943	0.01%

CSC Financial Co Ltd	5,933	0.01%

China Everbright Bank Co Ltd	5,881	0.01%

Hithink RoyalFlush Information Network Co Ltd	5,871	0.01%

Shenzhen Capchem Technology Co Ltd	1,936	0.00%

Yunnan Botanee Bio-Technology Group Co Ltd	1,936	0.00%

AVIC Industry-Finance Holdings Co Ltd	1,936	0.00%

Ningxia Baofeng Energy Group Co Ltd	5,782	0.01%

Guotai Junan Securities Co Ltd	5,769	0.01%

Will Semiconductor Co Ltd Shanghai	5,768	0.01%

Ganfeng Lithium Group Co Ltd	5,732	0.01%

Hong Leong Financial Group Bhd	5,723	0.01%

Daqin Railway Co Ltd	5,714	0.01%

CMOC Group Ltd	5,657	0.01%

Greentown Service Group Co Ltd	5,655	0.01%

Huayu Automotive Systems Co Ltd	2,821	0.01%

Suzhou Maxwell Technologies Co Ltd	2,821	0.01%

China Merchants Shekou Industrial Zone Holdings Co Ltd	5,635	0.01%

China CSSC Holdings Ltd	5,595	0.01%

Bank of Jiangsu Co Ltd	5,543	0.01%

Gree Electric Appliances Inc of Zhuhai	5,531	0.01%

Shanghai International Port Group Co Ltd	2,758	0.01%

Zhejiang Supcon Technology Co Ltd	2,758	0.01%

JMT Network Services PCL	5,477	0.01%

China Merchants Securities Co Ltd	5,471	0.01%

Yunnan Energy New Material Co Ltd	5,430	0.01%

Hundsun Technologies Inc	5,405	0.01%

Vinda International Holdings Ltd	5,342	0.01%

Focus Media Information Technology Co Ltd	5,304	0.01%

Chongqing Changan Automobile Co Ltd	5,276	0.01%

Yunnan Baiyao Group Co Ltd	5,254	0.01%

Dali Foods Group Co Ltd	5,252	0.01%

Emaar Economic City	5,212	0.01%

Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	5,207	0.01%

Guangdong Haid Group Co Ltd	5,180	0.01%

Pharmaron Beijing Co Ltd	5,164	0.01%

Carabao Group PCL	5,153	0.01%

Hengli Petrochemical Co Ltd	5,080	0.01%

MR DIY Group M Bhd	5,068	0.01%

China Northern Rare Earth Group High-Tech Co Ltd	5,067	0.01%

Unigroup Guoxin Microelectronics Co Ltd	5,047	0.01%

Huadian Power International Corp Ltd	2,523	0.01%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Yunnan Aluminium Co Ltd	$2,523	0.01%

Shenwan Hongyuan Group Co Ltd	5,024	0.01%

Huatai Securities Co Ltd	5,022	0.01%

GF Securities Co Ltd	4,990	0.01%

Bank of Beijing Co Ltd	4,973	0.01%

Bank of Nanjing Co Ltd	4,953	0.01%

China Life Insurance Co Ltd	4,941	0.01%

Advanced Micro-Fabrication Equipment Inc China	4,859	0.01%

Yankuang Energy Group Co Ltd	4,831	0.01%

Henan Shuanghui Investment & Development Co Ltd	4,804	0.01%

China Southern Airlines Co Ltd	4,725	0.01%

Zhejiang Huayou Cobalt Co Ltd	4,698	0.01%

Jiangsu Hengli Hydraulic Co Ltd	4,621	0.01%

Yonyou Network Technology Co Ltd	4,616	0.01%

Inner Mongolia BaoTou Steel Union Co Ltd	4,606	0.01%

Shanghai Bairun Investment Holding Group Co Ltd	2,296	0.01%

Shengyi Technology Co Ltd	2,296	0.01%

Muangthai Capital PCL	4,592	0.01%

Shanghai Baosight Software Co Ltd	4,584	0.01%

Zhejiang Jingsheng Mechanical & Electrical Co Ltd	4,566	0.01%

Bank of Shanghai Co Ltd	4,549	0.01%

Haitong Securities Co Ltd	4,547	0.01%

TBEA Co Ltd	4,494	0.01%

Unisplendour Corp Ltd	4,478	0.01%

HAP Seng Consolidated Bhd	4,403	0.01%

XCMG Construction Machinery Co Ltd	4,377	0.01%

Huadong Medicine Co Ltd	4,345	0.01%

Guangzhou Tinci Materials Technology Co Ltd	4,321	0.01%

Shandong Gold Mining Co Ltd	4,258	0.01%

Wuhan Guide InfraRed Co Ltd	2,123	0.01%

Shanxi Meijin Energy Co Ltd	2,123	0.01%

Montage Technology Co Ltd	4,213	0.01%

Huaneng Power International Inc	4,199	0.01%

Hangzhou First Applied Material Co Ltd	4,182	0.01%

China Energy Engineering Corp Ltd	4,178	0.01%

Yunnan Yuntianhua Co Ltd	2,082	0.01%

China Railway Signal & Communication Corp Ltd	2,082	0.01%

TCL Technology Group Corp	4,043	0.01%

Beijing Tongrentang Co Ltd	4,042	0.01%

Shandong Hualu Hengsheng Chemical Co Ltd	4,001	0.01%

Shenghe Resources Holding Co Ltd	1,326	0.00%

Yunnan Tin Co Ltd	1,326	0.00%

Jiangsu Yoke Technology Co Ltd	1,326	0.00%

Aluminum Corp of China Ltd	3,892	0.01%

Sichuan Road and Bridge Group Co Ltd	3,828	0.01%

Huaxia Bank Co Ltd	3,814	0.01%

Ningbo Tuopu Group Co Ltd	3,777	0.01%

Beijing Wantai Biological Pharmacy Enterprise Co Ltd	3,751	0.01%

Mango Excellent Media Co Ltd	3,724	0.01%

Shanghai Putailai New Energy Technology Co Ltd	3,711	0.01%

Shanghai International Airport Co Ltd	3,707	0.01%

Great Wall Motor Co Ltd	3,684	0.01%

Shanghai Fosun Pharmaceutical Group Co Ltd	3,667	0.01%

Zhejiang Dahua Technology Co Ltd	3,666	0.01%

Yealink Network Technology Corp Ltd	3,663	0.01%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
GD Power Development Co Ltd	$3,623	0.01%

SD Biosensor Inc	3,609	0.01%

Eastern Co SAE	3,599	0.01%

Lens Technology Co Ltd	3,592	0.01%

China Resources Microelectronics Ltd	3,555	0.01%

Maxscend Microelectronics Co Ltd	3,549	0.01%

Changchun High & New Technology Industry Group Inc	3,533	0.01%

Shanxi Lu’an Environmental Energy Development Co Ltd	3,508	0.01%

Hoshine Silicon Industry Co Ltd	3,497	0.01%

Risen Energy Co Ltd	1,701	0.00%

Bank of Changsha Co Ltd	1,701	0.00%

New China Life Insurance Co Ltd	3,400	0.01%

Ninestar Corp	3,393	0.01%

Zhejiang China Commodities City Group Co Ltd	1,695	0.00%

Shanghai Yuyuan Tourist Mart Group Co Ltd	1,695	0.00%

37 Interactive Entertainment Network Technology Group Co Ltd	3,373	0.01%

YTO Express Group Co Ltd	3,370	0.01%

Yihai Kerry Arawana Holdings Co Ltd	3,331	0.01%

Huizhou Desay Sv Automotive Co Ltd	3,293	0.01%

Sangfor Technologies Inc	3,287	0.01%

Oppein Home Group Inc	3,278	0.01%

Guanghui Energy Co Ltd	3,247	0.01%

Chongqing Brewery Co Ltd	3,234	0.01%

Western Mining Co Ltd	1,614	0.00%

Youngor Group Co Ltd	1,614	0.00%

Zhejiang Chint Electrics Co Ltd	3,215	0.01%

Avary Holding Shenzhen Co Ltd	3,207	0.01%

Zhejiang Jiuzhou Pharmaceutical Co Ltd	1,600	0.00%

Zhejiang Huahai Pharmaceutical Co Ltd	1,600	0.00%

Everbright Securities Co Ltd	3,183	0.01%

Hengyi Petrochemical Co Ltd	1,591	0.00%

Meihua Holdings Group Co Ltd	1,591	0.00%

Meinian Onehealth Healthcare Holdings Co Ltd	1,573	0.00%

Tianshan Aluminum Group Co Ltd	1,573	0.00%

China Eastern Airlines Corp Ltd	3,141	0.01%

China Jushi Co Ltd	3,126	0.01%

Hangzhou Chang Chuan Technology Co Ltd	1,562	0.00%

Bethel Automotive Safety Systems Co Ltd	1,562	0.00%

Jiangsu Zhongtian Technology Co Ltd	3,118	0.01%

Beijing Easpring Material Technology Co Ltd	1,557	0.00%

3peak Inc	1,557	0.00%

Flat Glass Group Co Ltd	3,112	0.01%

JCET Group Co Ltd	3,087	0.01%

Chaozhou Three-Circle Group Co Ltd	3,084	0.01%

Shanghai Jinjiang International Hotels Co Ltd	3,074	0.01%

China Construction Bank Corp	3,046	0.01%

China Merchants Energy Shipping Co Ltd	3,044	0.01%

Western Securities Co Ltd	1,522	0.00%

Hangzhou Binjiang Real Estate Group Co Ltd	1,522	0.00%

China Resources Sanjiu Medical & Pharmaceutical Co Ltd	3,035	0.01%

China National Chemical Engineering Co Ltd	3,031	0.01%

Shanghai Pharmaceuticals Holding Co Ltd	3,024	0.01%

Jiangsu Eastern Shenghong Co Ltd	3,016	0.01%

Shanghai Electric Group Co Ltd	2,990	0.01%

Shanghai Rural Commercial Bank Co Ltd	2,970	0.01%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Zhejiang NHU Co Ltd	$2,969	0.01%

Walvax Biotechnology Co Ltd	2,960	0.01%

SG Micro Corp	2,955	0.01%

Guangzhou Automobile Group Co Ltd	2,924	0.01%

Bloomage Biotechnology Corp Ltd	2,916	0.01%

Satellite Chemical Co Ltd	2,882	0.01%

ENN Natural Gas Co Ltd	2,878	0.01%

DHC Software Co Ltd	1,422	0.00%

Titan Wind Energy Suzhou Co Ltd	1,422	0.00%

Gotion High-tech Co Ltd	2,835	0.01%

Ginlong Technologies Co Ltd	2,833	0.01%

Industrial Securities Co Ltd	2,825	0.01%

Dongfang Electric Corp Ltd	2,816	0.01%

Jiangxi Special Electric Motor Co Ltd	1,404	0.00%

Hubei Jumpcan Pharmaceutical Co Ltd	1,404	0.00%

Hangzhou Silan Microelectronics Co Ltd	2,802	0.01%

Guangzhou Shiyuan Electronic Technology Co Ltd	2,785	0.01%

Suzhou Dongshan Precision Manufacturing Co Ltd	2,765	0.01%

Guangdong Kinlong Hardware Products Co Ltd	1,382	0.00%

Southwest Securities Co Ltd	1,382	0.00%

Tianma Microelectronics Co Ltd	1,381	0.00%

Inner Mongolia Dian Tou Energy Corp Ltd	1,381	0.00%

Inspur Electronic Information Industry Co Ltd	2,747	0.01%

Ningbo Deye Technology Co Ltd	2,746	0.01%

Ming Yang Smart Energy Group Ltd	2,734	0.01%

Bank of Chengdu Co Ltd	2,671	0.01%

Thunder Software Technology Co Ltd	2,649	0.01%

The People’s Insurance Co Group of China Ltd	2,631	0.01%

Jafron Biomedical Co Ltd	1,310	0.00%

Fangda Carbon New Material Co Ltd	1,310	0.00%

Sichuan Chuantou Energy Co Ltd	2,619	0.01%

COSCO SHIPPING Development Co Ltd	1,308	0.00%

Betta Pharmaceuticals Co Ltd	1,308	0.00%

Shijiazhuang Yiling Pharmaceutical Co Ltd	2,600	0.01%

Pharmaron Beijing Co Ltd	2,592	0.01%

LB Group Co Ltd	2,586	0.01%

Shenzhen New Industries Biomedical Engineering Co Ltd	2,571	0.01%

Anjoy Foods Group Co Ltd	2,565	0.01%

China Zheshang Bank Co Ltd	2,555	0.01%

Zhejiang Juhua Co Ltd	2,552	0.01%

Tianjin 712 Communication & Broadcasting Co Ltd	1,276	0.00%

Heilongjiang Agriculture Co Ltd	1,276	0.00%

Ecovacs Robotics Co Ltd	2,533	0.01%

Shennan Circuits Co Ltd	2,531	0.01%

Egyptian Financial Group-Hermes Holding Co	2,526	0.01%

Zhongji Innolight Co Ltd	2,522	0.01%

COSCO SHIPPING Energy Transportation Co Ltd	2,515	0.01%

StarPower Semiconductor Ltd	2,506	0.01%

China Zhenhua Group Science & Technology Co Ltd	2,494	0.01%

Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	2,486	0.01%

Asymchem Laboratories Tianjin Co Ltd	2,441	0.01%

Shanghai M&G Stationery Inc	2,433	0.01%

China International Capital Corp Ltd	2,431	0.01%

China National Software & Service Co Ltd	2,429	0.01%

Beijing New Building Materials PLC	2,424	0.01%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Shanxi Coking Coal Energy Group Co Ltd	$2,407	0.01%

Beijing Shiji Information Technology Co Ltd	2,400	0.01%

Zhejiang Century Huatong Group Co Ltd	2,398	0.01%

Jiangsu Pacific Quartz Co Ltd	2,385	0.01%

SDIC Capital Co Ltd	2,384	0.01%

Anhui Yingjia Distillery Co Ltd	2,374	0.01%

Zoomlion Heavy Industry Science and Technology Co Ltd	2,355	0.01%

Skshu Paint Co Ltd	2,343	0.01%

Humanwell Healthcare Group Co Ltd	2,337	0.01%

Lingyi iTech Guangdong Co	2,325	0.01%

Shanghai RAAS Blood Products Co Ltd	2,317	0.01%

China Galaxy Securities Co Ltd	2,309	0.01%

Shanghai Aiko Solar Energy Co Ltd	2,305	0.01%

Pylon Technologies Co Ltd	2,295	0.01%

Ingenic Semiconductor Co Ltd	2,291	0.01%

Songcheng Performance Development Co Ltd	2,274	0.01%

Pangang Group Vanadium Titanium & Resources Co Ltd	2,272	0.01%

Anhui Kouzi Distillery Co Ltd	2,258	0.01%

JiuGui Liquor Co Ltd	2,246	0.01%

Wuxi Shangji Automation Co Ltd	2,243	0.01%

Lepu Medical Technology Beijing Co Ltd	2,236	0.01%

Yifeng Pharmacy Chain Co Ltd	2,231	0.01%

Topchoice Medical Corp	2,216	0.01%

Beijing United Information Technology Co Ltd	2,211	0.01%

Guangzhou Kingmed Diagnostics Group Co Ltd	2,200	0.01%

Jiangxi Copper Co Ltd	2,195	0.01%

WUS Printed Circuit Kunshan Co Ltd	2,179	0.01%

Sinoma Science & Technology Co Ltd	2,165	0.01%

Sichuan Kelun Pharmaceutical Co Ltd	2,153	0.01%

CNGR Advanced Material Co Ltd	2,141	0.01%

China Greatwall Technology Group Co Ltd	2,135	0.01%

Henan Shenhuo Coal & Power Co Ltd	2,132	0.01%

Shenzhen SC New Energy Technology Corp	2,131	0.01%

Hualan Biological Engineering Inc	2,129	0.01%

Shandong Nanshan Aluminum Co Ltd	2,122	0.01%

Shenzhen Overseas Chinese Town Co Ltd	2,118	0.01%

Beijing Yanjing Brewery Co Ltd	2,111	0.01%

Shenzhen Salubris Pharmaceuticals Co Ltd	2,107	0.01%

Zheshang Securities Co Ltd	2,088	0.01%

Ningbo Shanshan Co Ltd	2,085	0.01%

Zhongtai Securities Co Ltd	2,080	0.01%

Zhejiang Weixing New Building Materials Co Ltd	2,069	0.01%

Hunan Valin Steel Co Ltd	2,057	0.01%

GEM Co Ltd	2,051	0.01%

Zangge Mining Co Ltd	2,041	0.01%

Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	2,039	0.01%

Xinjiang Goldwind Science & Technology Co Ltd	2,037	0.01%

Gemdale Corp	2,027	0.01%

Western Superconducting Technologies Co Ltd	2,023	0.01%

Huafon Chemical Co Ltd	1,979	0.00%

Hangzhou Lion Electronics Co Ltd	1,971	0.00%

Seazen Holdings Co Ltd	1,970	0.00%

Sichuan Swellfun Co Ltd	1,966	0.00%

Shanghai Junshi Biosciences Co Ltd	1,961	0.00%

Yintai Gold Co Ltd	1,955	0.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Hengtong Optic-electric Co Ltd	$1,942	0.00%

By-health Co Ltd	1,941	0.00%

Angel Yeast Co Ltd	1,940	0.00%

Xiamen C & D Inc	1,939	0.00%

Hangzhou Tigermed Consulting Co Ltd	1,917	0.00%

Autobio Diagnostics Co Ltd	1,910	0.00%

Kuang-Chi Technologies Co Ltd	1,907	0.00%

GoodWe Technologies Co Ltd	1,906	0.00%

Shenzhen Kangtai Biological Products Co Ltd	1,895	0.00%

DaShenLin Pharmaceutical Group Co Ltd	1,889	0.00%

Sieyuan Electric Co Ltd	1,872	0.00%

Caitong Securities Co Ltd	1,864	0.00%

YongXing Special Materials Technology Co Ltd	1,860	0.00%

Amlogic Shanghai Co Ltd	1,859	0.00%

Shanghai Fudan Microelectronics Group Co Ltd	1,855	0.00%

Dong-E-E-Jiao Co Ltd	1,853	0.00%

Sunwoda Electronic Co Ltd	1,852	0.00%

Tongkun Group Co Ltd	1,851	0.00%

SooChow Securities Co Ltd	1,850	0.00%

Zhuzhou CRRC Times Electric Co Ltd	1,848	0.00%

Yunda Holding Co Ltd	1,836	0.00%

G-bits Network Technology Xiamen Co Ltd	1,832	0.00%

Changzhou Xingyu Automotive Lighting Systems Co Ltd	1,831	0.00%

Ningbo Orient Wires & Cables Co Ltd	1,813	0.00%

Tongling Nonferrous Metals Group Co Ltd	1,812	0.00%

Hubei Xingfa Chemicals Group Co Ltd	1,809	0.00%

Huaibei Mining Holdings Co Ltd	1,799	0.00%

TongFu Microelectronics Co Ltd	1,796	0.00%

Hengdian Group DMEGC Magnetics Co Ltd	1,788	0.00%

Jason Furniture Hangzhou Co Ltd	1,783	0.00%

Shan Xi Hua Yang Group New Energy Co Ltd	1,777	0.00%

Juneyao Airlines Co Ltd	1,773	0.00%

China Rare Earth Resources And Technology Co Ltd	1,771	0.00%

Sailun Group Co Ltd	1,767	0.00%

Perfect World Co Ltd	1,765	0.00%

Shandong Sun Paper Industry JSC Ltd	1,762	0.00%

CETC Cyberspace Security Technology Co Ltd	1,761	0.00%

Shenzhen Dynanonic Co Ltd	1,759	0.00%

Xiamen Faratronic Co Ltd	1,756	0.00%

Canmax Technologies Co Ltd	1,752	0.00%

Hangzhou Oxygen Plant Group Co Ltd	1,750	0.00%

Chongqing Rural Commercial Bank Co Ltd	1,735	0.00%

Tianshui Huatian Technology Co Ltd	1,730	0.00%

Beijing Dabeinong Technology Group Co Ltd	1,729	0.00%

NavInfo Co Ltd	1,724	0.00%

Sinomine Resource Group Co Ltd	1,722	0.00%

AECC Aero-Engine Control Co Ltd	1,713	0.00%

Jiangsu Yuyue Medical Equipment & Supply Co Ltd	1,706	0.00%

North Industries Group Red Arrow Co Ltd	1,700	0.00%

Chengxin Lithium Group Co Ltd	1,683	0.00%

Inner Mongolia Yuan Xing Energy Co Ltd	1,673	0.00%

Wanda Film Holding Co Ltd	1,666	0.00%

Zhejiang Weiming Environment Protection Co Ltd	1,652	0.00%

Ningbo Ronbay New Energy Technology Co Ltd	1,648	0.00%

Changjiang Securities Co Ltd	1,646	0.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Fujian Sunner Development Co Ltd	$1,640	0.00%

GRG Banking Equipment Co Ltd	1,628	0.00%

Shanghai Lingang Holdings Corp Ltd	1,624	0.00%

Shenzhen Kedali Industry Co Ltd	1,618	0.00%

Offcn Education Technology Co Ltd	1,616	0.00%

Liaoning Port Co Ltd	1,610	0.00%

Jiangsu Yangnong Chemical Co Ltd	1,609	0.00%

BOC International China Co Ltd	1,595	0.00%

Ovctek China Inc	1,584	0.00%

Guoyuan Securities Co Ltd	1,577	0.00%

China Baoan Group Co Ltd	1,568	0.00%

Zhejiang Supor Co Ltd	1,561	0.00%

Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	1,558	0.00%

Yantai Jereh Oilfield Services Group Co Ltd	1,555	0.00%

Shenzhen Energy Group Co Ltd	1,554	0.00%

Hunan Changyuan Lico Co Ltd	1,549	0.00%

Xiamen Tungsten Co Ltd	1,545	0.00%

Shandong Linglong Tyre Co Ltd	1,542	0.00%

BGI Genomics Co Ltd	1,527	0.00%

Wuxi Autowell Technology Co Ltd	1,508	0.00%

Yangzhou Yangjie Electronic Technology Co Ltd	1,506	0.00%

Keda Industrial Group Co Ltd	1,503	0.00%

Jointown Pharmaceutical Group Co Ltd	1,497	0.00%

Zhuzhou Kibing Group Co Ltd	1,496	0.00%

Shanghai Electric Power Co Ltd	1,495	0.00%

China Great Wall Securities Co Ltd	1,490	0.00%

Zhejiang Dingli Machinery Co Ltd	1,483	0.00%

Guangzhou Yuexiu Capital Holdings Group Co Ltd	1,473	0.00%

Shenzhen Kstar Science And Technology Co Ltd	1,454	0.00%

Dongxing Securities Co Ltd	1,451	0.00%

Offshore Oil Engineering Co Ltd	1,449	0.00%

Guangdong HEC Technology Holding Co Ltd	1,442	0.00%

Hangzhou Robam Appliances Co Ltd	1,439	0.00%

CECEP Solar Energy Co Ltd	1,432	0.00%

Shanghai Friendess Electronic Technology Corp Ltd	1,430	0.00%

Juewei Food Co Ltd	1,425	0.00%

Weihai Guangwei Composites Co Ltd	1,415	0.00%

Sichuan Hebang Biotechnology Co Ltd	1,412	0.00%

Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	1,409	0.00%

iRay Technology Co Ltd	1,406	0.00%

Guangzhou Great Power Energy & Technology Co Ltd	1,405	0.00%

Luxi Chemical Group Co Ltd	1,401	0.00%

BTG Hotels Group Co Ltd	1,396	0.00%

Beijing Enlight Media Co Ltd	1,394	0.00%

Shenzhen YUTO Packaging Technology Co Ltd	1,384	0.00%

Proya Cosmetics Co Ltd	1,378	0.00%

FAW Jiefang Group Co Ltd	1,376	0.00%

Bank of Suzhou Co Ltd	1,364	0.00%

Do-Fluoride New Materials Co Ltd	1,360	0.00%

Asia - Potash International Investment Guangzhou Co Ltd	1,357	0.00%

Guolian Securities Co Ltd	1,353	0.00%

CECEP Wind-Power Corp	1,348	0.00%

Wuchan Zhongda Group Co Ltd	1,347	0.00%

CNNC Hua Yuan Titanium Dioxide Co Ltd	1,343	0.00%

Apeloa Pharmaceutical Co Ltd	1,342	0.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
First Capital Securities Co Ltd	$1,341	0.00%

Datang International Power Generation Co Ltd	1,339	0.00%

AVICOPTER PLC	1,333	0.00%

Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	1,332	0.00%

Shanxi Taigang Stainless Steel Co Ltd	1,330	0.00%

Sinopec Shanghai Petrochemical Co Ltd	1,320	0.00%

Shenzhen Senior Technology Material Co Ltd	1,317	0.00%

Joincare Pharmaceutical Group Industry Co Ltd	1,312	0.00%

Sichuan Yahua Industrial Group Co Ltd	1,304	0.00%

Shanghai Construction Group Co Ltd	1,300	0.00%

Guangzhou Haige Communications Group Inc Co	1,294	0.00%

Jizhong Energy Resources Co Ltd	1,292	0.00%

Hesteel Co Ltd	1,288	0.00%

Pingdingshan Tianan Coal Mining Co Ltd	1,284	0.00%

Joinn Laboratories China Co Ltd	1,261	0.00%

Sichuan New Energy Power Co Ltd	1,256	0.00%

Livzon Pharmaceutical Group Inc	1,250	0.00%

Tangshan Jidong Cement Co Ltd	1,233	0.00%

Anhui Honglu Steel Construction Group Co Ltd	1,221	0.00%

Riyue Heavy Industry Co Ltd	1,219	0.00%

Daan Gene Co Ltd	1,208	0.00%

Chongqing Fuling Zhacai Group Co Ltd	1,202	0.00%

Dajin Heavy Industry Co Ltd	1,201	0.00%

Hubei Feilihua Quartz Glass Co Ltd	1,190	0.00%

Shandong Buchang Pharmaceuticals Co Ltd	1,173	0.00%

Zhefu Holding Group Co Ltd	1,168	0.00%

Yuan Longping High-tech Agriculture Co Ltd	1,167	0.00%

Raytron Technology Co Ltd	1,166	0.00%

Huaxi Securities Co Ltd	1,155	0.00%

Huaxin Cement Co Ltd	1,132	0.00%

Shenzhen Sunlord Electronics Co Ltd	1,126	0.00%

Tibet Summit Resources Co Ltd	1,118	0.00%

Shanxi Securities Co Ltd	1,115	0.00%

Ningbo Joyson Electronic Corp	1,114	0.00%

Toly Bread Co Ltd	1,110	0.00%

China Meheco Co Ltd	1,097	0.00%

BBMG Corp	1,092	0.00%

Zibo Qixiang Tengda Chemical Co Ltd	1,090	0.00%

Porton Pharma Solutions Ltd	1,082	0.00%

Youngy Co Ltd	1,052	0.00%

Shandong Weifang Rainbow Chemical Co Ltd	1,015	0.00%

Xinjiang Zhongtai Chemical Co Ltd	1,008	0.00%

Zhuzhou Hongda Electronics Corp Ltd	1,004	0.00%

Sealand Securities Co Ltd	990	0.00%

Wuhan DR Laser Technology Corp Ltd	985	0.00%

Zhejiang Yongtai Technology Co Ltd	980	0.00%

Gaona Aero Material Co Ltd	978	0.00%

Zhejiang HangKe Technology Inc Co	970	0.00%

Inner Mongolia ERDOS Resources Co Ltd	965	0.00%

Chengtun Mining Group Co Ltd	960	0.00%

Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	956	0.00%

Hongfa Technology Co Ltd	908	0.00%

Luoyang Xinqianglian Slewing Bearing Co Ltd	802	0.00%

Shanghai Medicilon Inc	725	0.00%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

**CSVPDSPG Index: Defensive S&P 500 vs. Top 50 dispersion strategy, combining a short position in index volatility with a long position in single stock volatility.

	Top Underlying Components	Notional	Percentage of Notional
Option	SPDR S&P 500 ETF Trust Put	$(100,134,720)	-599.04%

	SPDR S&P 500 ETF Trust Call	(49,976,134)	-298.97%

	Apple Inc Put	13,250,581	79.27%

	Microsoft Corp Put	11,282,092	67.49%

	Microsoft Corp Call	8,471,761	50.68%

	Apple Inc Call	8,400,748	50.26%

	Amazon.com Inc Put	4,876,650	29.17%

	Amazon.com Inc Call	3,768,627	22.55%

	Berkshire Hathaway Inc - Class B Put	3,353,856	20.06%

	Alphabet Inc - Class A Put	3,327,048	19.90%

	NVIDIA Corp Put	2,965,136	17.74%

	Alphabet Inc - Class C Put	2,896,066	17.33%

	Johnson & Johnson Put	2,641,887	15.80%

	NVIDIA Corp Call	2,634,614	15.76%

	Alphabet Inc - Class A Call	2,618,564	15.67%

	Tesla Inc Put	2,618,455	15.66%

	Tesla Inc Call	2,577,969	15.42%

	UnitedHealth Group Inc Put	2,526,945	15.12%

	Meta Platforms Inc - Class A Put	2,252,911	13.48%

	Procter & Gamble Co Put	2,244,669	13.43%

	JPMorgan Chase & Co Put	2,185,907	13.08%

	Exxon Mobil Corp Call	2,185,272	13.07%

	Berkshire Hathaway Inc - Class B Call	2,162,801	12.94%

	Exxon Mobil Corp Put	2,133,542	12.76%

	Visa Inc - Class A Put	2,096,725	12.54%

	Alphabet Inc - Class C Call	2,064,444	12.35%

	UnitedHealth Group Inc Call	1,893,313	11.33%

	Meta Platforms Inc - Class A Call	1,851,120	11.07%

	Home Depot Inc Put	1,704,318	10.20%

	Chevron Corp Put	1,575,463	9.42%

	Merck & Co Inc Put	1,569,366	9.39%

	Johnson & Johnson Call	1,550,518	9.28%

	Procter & Gamble Co Call	1,516,288	9.07%

	JPMorgan Chase & Co Call	1,466,329	8.77%

	PepsiCo Inc Put	1,447,866	8.66%

	Visa Inc - Class A Call	1,443,949	8.64%

	Broadcom Inc Put	1,395,241	8.35%

	AbbVie Inc Put	1,367,998	8.18%

	Eli Lilly & Co Put	1,366,391	8.17%

	Bank of America Corp Put	1,322,537	7.91%

	McDonald’s Corp Put	1,301,908	7.79%

	Costco Wholesale Corp Put	1,295,738	7.75%

	Walmart Inc Put	1,289,355	7.71%

	Thermo Fisher Scientific Inc Put	1,270,211	7.60%

	Cisco Systems Inc Put	1,241,854	7.43%

	Home Depot Inc Call	1,229,428	7.35%

Fund	SPDR S&P 500 ETF Trust	11,402,809	68.22%

Equity	Microsoft Corp	(4,123,928)	-24.67%

	Apple Inc	(3,449,539)	-20.64%

	NVIDIA Corp	(1,407,574)	-8.42%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

**CSVTBSK7 Index: Equally-weighted basket of 8 indices where for each of them we are selling a Variance Swap at a higher level than the Volatility Target that is systematically Incorporated in their strategy to capture this spread.

	Top Underlying Components	Notional	Percentage of Notional
Index	Variance Swap on SPXT5UT Index	$9,123,868	12.50%

	Variance Swap on SPLV5UT Index	9,123,868	12.50%

	Variance Swap on SPXD5UN Index	9,123,868	12.50%

	Variance Swap on SPMARC5P Index	9,123,868	12.50%

	Variance Swap on CSRPAI5E Index	9,123,868	12.50%

	Variance Swap on CSEATEDG Index	9,123,868	12.50%

	Variance Swap on CSTREND5 Index	9,123,868	12.50%

	Variance Swap on CSEAMTM5 Index	9,123,868	12.50%

**GSIRECAF Index: Captures large and mid cap representation across 21 developed markets excluding the US

	Top Underlying Components	Notional	Percentage of Notional
Swap	SWP EUR10y30y 310323050523	$2,728,941	4.57%

	SWP EUR10y30y 140323170423	2,723,654	4.57%

	SWP EUR10y30y 300323040523	2,721,284	4.56%

	SWP EUR10y30y 270323280423	2,719,208	4.56%

	SWP EUR10y30y 290323030523	2,717,717	4.56%

	SWP EUR10y30y 280323020523	2,711,708	4.55%

	SWP EUR10y30y 150323180423	2,711,503	4.54%

	SWP EUR10y30y 160323190423	2,706,946	4.54%

	SWP EUR10y30y 130323140423	2,704,647	4.53%

	SWP EUR10y30y 240323270423	2,702,260	4.53%

	SWP EUR10y30y 020323030423	2,698,706	4.52%

	SWP EUR10y30y 060323050423	2,698,163	4.52%

	SWP EUR10y30y 210323240423	2,698,044	4.52%

	SWP EUR10y30y 220323250423	2,698,013	4.52%

	SWP EUR10y30y 230323260423	2,696,036	4.52%

	SWP EUR10y30y 030323040423	2,695,424	4.52%

	SWP EUR10y30y 090323120423	2,694,972	4.52%

	SWP EUR10y30y 080323110423	2,694,671	4.52%

	SWP EUR10y30y 100323130423	2,694,191	4.52%

	SWP EUR10y30y 070323060423	2,692,844	4.51%

	SWP EUR10y30y 200323210423	2,690,222	4.51%

	SWP EUR10y30y 170323200423	2,686,927	4.50%

**GSVLR2B4 Index: The exposure is a custom index that is short Euro Rate Volatility and Long US Rate Volatility. The implementation is notional neutral and has a calendar spread – short 1y/2y Euro Rate Vol and long 10y US Rate Vol – with a long Vega, positive carry profile.

	Top Underlying Components	Notional	Percentage of Notional
Index	Goldman Sachs USD Long Vol x2 Index GSVLLUB1	$15,417,904	101.17%

	Goldman Sachs EUR Vol Carry Index Series 2	15,224,361	99.90%

**RCXTMGT3 Index: A strategy designed to capture the premium paid by banks to hedge their structured product risk.

	Top Underlying Components	Notional	Percentage of Notional
Future	Euro STOXX 50 Futures Jun23	$12,133,840	29.50%

	TOPIX Index Futures Jun23	1,809,793	4.40%

**JFDNUU2X Index: Seeks to generate positive returns in a 2s10s US curve steepening environment by going long the 2y futures contract and short the 10y futures contract in a duration neutral implementation

	Top Underlying Components	Notional	Percentage of Notional
Future	US 2 Year Note (CBT) Jun23	$337,606,293	425.62%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
US 10YR NOTE (CBT)Jun23	$(98,940,268)	-124.74%

**JMABNPMF Index: Alpha oriented strategy seeking to provide access to carry, value, and mean reversion risk factors by expressing long and short views in related commodity pairs

	Top Underlying Components	Notional	Percentage of Notional
Future	Brent Crude Futures Jun23	$5,348,456	22.58%

	Gold 100 Oz Futures Jun23	(4,339,587)	-18.32%

	WTI Crude Futures May23	(4,021,617)	-16.98%

	Soybean Futures May23	2,684,842	11.34%

	LME PRI ALUM Futures May23	2,650,909	11.19%

	Silver Futures May23	2,306,613	9.74%

	Copper Futures May23	(2,027,059)	-8.56%

	Gasoline RBOB Futures May23	(1,971,753)	-8.33%

	Corn Futures May23	(1,398,449)	-5.91%

	LME Copper Futures May23	(995,962)	-4.21%

	Wheat Futures (CBT) May23	934,031	3.94%

	NY Harb ULSD Futures May23	783,081	3.31%

	KC HRW Wheat Futures May23	(758,829)	-3.20%

	Soybean Oil Futures May23	(472,153)	-1.99%

	Soybean Meal Futures May23	(462,112)	-1.95%

	Red Wheat Futures MGE May23	(375,836)	-1.59%

	LME Lead Futures May23	(333,691)	-1.41%

	LME Zinc Futures May23	288,488	1.22%

	White Sugar (ICE) May23	257,108	1.09%

	Sugar #11 (World) May23	(244,042)	-1.03%

	Coffee Robusta 10tn May23	83,234	0.35%

	Coffee ‘C’ Futures May23	(41,544)	-0.18%

**JPQIFSL1 Index: Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial and infrastructure companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Newmont Corp	$1,257,504	2.82%

	United Parcel Service Inc	1,135,800	2.55%

	Array Technologies Inc	1,133,432	2.55%

	Edison International	1,128,124	2.53%

	Pinnacle West Capital Corp	1,121,416	2.52%

	International Flavors & Fragrances Inc	1,115,859	2.51%

	Fastenal Co	1,108,567	2.49%

	Dominion Energy Inc	1,103,109	2.48%

	LyondellBasell Industries NV	1,102,818	2.48%

	Packaging Corp of America	1,096,257	2.46%

	Eastman Chemical Co	1,093,307	2.46%

	Maxar Technologies Inc	1,073,063	2.41%

	Ingersoll Rand Inc	1,071,488	2.41%

	International Paper Co	1,066,610	2.40%

	3M Co	1,066,591	2.40%

	Dow Inc	1,065,310	2.39%

	Lockheed Martin Corp	1,063,731	2.39%

	Westrock Co	1,062,383	2.39%

	Huntington Ingalls Industries Inc	1,055,507	2.37%

	PACCAR Inc	1,054,757	2.37%

	Coterra Energy Inc	1,046,445	2.35%

	Stanley Black & Decker Inc	1,045,832	2.35%

	Omega Healthcare Investors Inc	1,042,974	2.34%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Masco Corp	$1,042,855	2.34%

Gaming and Leisure Properties Inc	1,036,243	2.33%

CH Robinson Worldwide Inc	1,029,517	2.31%

Cummins Inc	1,020,756	2.29%

Medical Properties Trust Inc	918,745	2.06%

Healthcare Realty Trust Inc	888,823	2.00%

Watsco Inc	869,261	1.95%

Vornado Realty Trust	849,333	1.91%

Aerojet Rocketdyne Holdings Inc	806,407	1.81%

OGE Energy Corp	779,165	1.75%

Spirit Realty Capital Inc	777,373	1.75%

SL Green Realty Corp	722,641	1.62%

Plains GP Holdings LP	673,610	1.51%

The Chemours Co	673,150	1.51%

Flowserve Corp	586,354	1.32%

Hubbell Inc	578,077	1.30%

Antero Midstream Corp	572,894	1.29%

Physicians Realty Trust	555,113	1.25%

AGCO Corp	543,205	1.22%

Innovative Industrial Properties Inc	527,700	1.19%

Equitrans Midstream Corp	489,662	1.10%

Fluor Corp	483,500	1.09%

Sabra Health Care REIT Inc	468,686	1.05%

ManpowerGroup Inc	450,650	1.01%

NextEra Energy Partners LP	435,786	0.98%

Owens Corning	425,218	0.96%

Robert Half International Inc	358,090	0.80%

Entergy Corp	301,139	0.68%

Weyerhaeuser Co	273,550	0.61%

Atkore Inc	272,576	0.61%

**JPQIFSS1 Index: Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial and infrastructure companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Verisk Analytics Inc	$(735,217)	2.20%

	NextEra Energy Inc	(733,510)	2.20%

	Lyft Inc	(729,458)	2.18%

	Quanta Services Inc	(728,541)	2.18%

	The Sherwin-Williams Co	(726,413)	2.17%

	Spirit AeroSystems Holdings Inc	(723,991)	2.17%

	Occidental Petroleum Corp	(723,590)	2.17%

	Cheniere Energy Inc	(722,311)	2.16%

	Prologis Inc	(721,996)	2.16%

	Sun Communities Inc	(718,178)	2.15%

	Rexford Industrial Realty Inc	(709,409)	2.12%

	Martin Marietta Materials Inc	(703,640)	2.11%

	PG&E Corp	(702,785)	2.10%

	Constellation Energy Corp	(700,667)	2.10%

	Textron Inc	(698,160)	2.09%

	TransDigm Group Inc	(697,657)	2.09%

	Old Dominion Freight Line Inc	(697,557)	2.09%

	TransUnion	(695,536)	2.08%

	Vulcan Materials Co	(691,795)	2.07%

	Crown Holdings Inc	(689,741)	2.07%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Uber Technologies Inc	$(688,451)	2.06%

Saia Inc	(680,458)	2.04%

Livent Corp	(680,069)	2.04%

HEICO Corp	(679,077)	2.03%

Trex Co Inc	(658,800)	1.97%

Albemarle Corp	(655,339)	1.96%

American Airlines Group Inc	(651,969)	1.95%

Generac Holdings Inc	(643,582)	1.93%

Delta Air Lines Inc	(636,812)	1.91%

Plug Power Inc	(631,832)	1.89%

SunPower Corp	(629,179)	1.88%

Cleveland-Cliffs Inc	(625,176)	1.87%

Alcoa Corp	(623,665)	1.87%

Chart Industries Inc	(611,337)	1.83%

Sunnova Energy International Inc	(598,596)	1.79%

Sunrun Inc	(598,291)	1.79%

The AZEK Co Inc	(582,734)	1.74%

Axalta Coating Systems Ltd	(576,128)	1.72%

Shoals Technologies Group Inc	(528,878)	1.58%

GXO Logistics Inc	(491,210)	1.47%

Univar Solutions Inc	(452,437)	1.35%

American Homes 4 Rent	(450,624)	1.35%

United States Steel Corp	(448,497)	1.34%

Fortive Corp	(405,126)	1.21%

Pebblebrook Hotel Trust	(403,455)	1.21%

Park Hotels & Resorts Inc	(402,020)	1.20%

Berry Global Group Inc	(383,003)	1.15%

Summit Materials Inc	(260,201)	0.78%

XPO Inc	(243,275)	0.73%

Sunstone Hotel Investors Inc	(240,342)	0.72%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Total Return Index	$(20,813,065)	-54.70%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$58,653,838	100.00%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Future	S&P 500 E-mini Futures	$(5,707,797)	-15.81%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	British Pound Spot	$(6,081,814)	-13.77%

	Australian Dollar Spot	4,544,215	10.29%

	Euro Spot	(3,648,182)	-8.26%

	Norwegian Krone Spot	3,306,024	7.49%

	Swiss Franc Spot	(2,519,370)	-5.70%

	Japanese Yen Spot	1,753,223	3.97%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Canadian Dollar Spot	$(449,924)	-1.02%

Swedish Krona Spot	(366,234)	-0.83%

New Zealand Dollar Spot	(222,617)	-0.50%

**SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 INDEX	$(40,249,361)	-105.82%

**SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional
Swap	1y Forward 7y20y Straddle	$7,026,840	37.50%

	1y Forward 1y20y Straddle	5,225,086	27.88%

	1y Forward 5y20y Straddle	4,684,560	25.00%

	1y Forward 2y20y Straddle	720,702	3.85%

	1y Forward 1y5y Straddle	540,526	2.88%

	1y Forward 3y20y Straddle	180,175	0.96%

	1y Forward 10y20y Straddle	180,175	0.96%

	1y Forward 1y10y Straddle	180,175	0.96%

**UBCSUFRR Index: A strategy that monetizes the higher prices of puts relative to calls given the preferences of investors for downside protection.

	Top Underlying Components	Notional	Percentage of Notional
Option	SPXW UO 04/03/23 P4005 Index	$(12,770,596)	-40.19%

	SPXW UO 04/03/23 P4010 Index	(12,770,596)	-40.19%

	SPXW UO 04/03/23 P3995 Index	(6,388,698)	-20.10%

	SPXW UO 04/03/23 P4000 Index	(6,388,698)	-20.10%

	SPXW UO 04/03/23 P3990 Index	(6,388,698)	-20.10%

	SPXW UO 04/03/23 P4000 Index	(6,381,899)	-20.08%

	SPXW UO 04/03/23 P4015 Index	(6,381,899)	-20.08%

	SPXW UO 04/03/23 P4020 Index	(6,381,899)	-20.08%

	SPXW UO 04/03/23 C4110 Index	2,304,862	7.25%

	SPXW UO 04/03/23 C4115 Index	2,304,862	7.25%

	SPXW UO 04/03/23 C4105 Index	1,180,372	3.71%

	SPXW UO 04/03/23 C4120 Index	1,124,491	3.54%

Future	S&P 500 E-mini Futures	(2,713,497)	-8.54%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2023 (Unaudited)

Amounts designated as “ — ” are either $0 or have been rounded to $0.

At March 31, 2023, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS

Mortgage-Backed Security	48.0%

Short-Term Investments	28.0%

Financials	7.2%

Consumer Staples	3.9%

Industrials	3.0%

Consumer Discretionary	2.9%

Asset-Backed Security	1.4%

Energy	1.3%

Real Estate	1.2%

Materials	1.0%

Communication Services	0.9%

Information Technology	0.7%

Health Care	0.5%

100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,844 (000))
CORPORATE OBLIGATION — 18.0%

	Face Amount (000)	Fair Value (000)
UNITED KINGDOM — 18.0%

Barclays Bank MTN
0.000%, 12/28/23 (A)(B)	$330	$331

TOTAL CORPORATE OBLIGATIONS (Cost $330) (000)		331

SHORT-TERM INVESTMENT — 62.1%

	Shares
State Street Institutional Liquid Reserves Fund - Premier Class
4.970%, (C)	1,145	1,145

TOTAL SHORT-TERM INVESTMENT (Cost $1,145) (000)		1,145

TOTAL INVESTMENTS — 80.1% (Cost $1,475) (000)		$1,476

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On March 31, 2023, the value of these securities amounted $331 (000) and represented 18.0% of net assets.

(B)	Zero coupon security.
(C)	Rate shown is the 7-day effective yield as of March 31, 2023. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http:// www.sec.gov.

Open OTC swap agreements held by the Fund at March 31, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)

Bank of America	GSG4 INDEX	SOFR +0.55%	ASSET RETURN	N/A	04/18/23	USD	$258	$(38)	$–	$(38)

Barclays	**BEFSEB05 INDEX	0.00%	ASSET RETURN	N/A	09/22/23	USD	452	(6)	–	(6)

Deutsche Bank	**DBVSCVP8 INDEX	0.00%	ASSET RETURN	N/A	08/07/23	USD	472	(15)	–	(15)

Goldman Sachs	**GSXAT01C INDEX	0.15%	ASSET RETURN	Quarterly	09/06/23	USD	1,300	(160)	–	(160)

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)

JPMorgan Chase	**JPQFMOW1 INDEX	0.00%	ASSET RETURN	N/A	04/24/23	USD	$450	$5	$–	$5

JPMorgan Chase	**JPUS1MMC INDEX	0.20%	ASSET RETURN	N/A	04/08/24	USD	504	5	–	5

Macquarie Bank Limited	**MQIS331 INDEX	0.25%	ASSET RETURN	N/A	04/10/23	USD	203	(3)	–	(3)

Nomura	**NMSY2RNU INDEX	0.15%	ASSET RETURN	N/A	03/06/24	USD	310	4	–	4

							$3,949	$(208)	$–	$(208)

** The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2023.

**BEFSEB05 Index: Seeks to capture intraday momentum in global equity markets.

	Top Underlying Components	Notional	Percentage of Notional

Index	Barclays EB05 Desk Strategy	$445,667	100.00%

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

	Top Underlying Components	Notional	Percentage of Notional

Index	6m Floating/10y Fixed EUR IRS Swap	$(54,132)	-11.83%

	1yr Floating/10yr Fixed USD OIS Swap	46,621	10.19%

**GSXAT01C Index: Futures and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional
Future	EURO-SCHATZ Futures Jun23	$(591,325)	-51.83%

	JPN 10Y Bond (OSE) Jun23	590,514	51.76%

	US 2 Year Note (CBT) Jun23	(418,951)	-36.72%

	3 Month Euro EURIBOR Sep24	(264,196)	-23.16%

	3 Month Euro EURIBOR Jun24	(263,580)	-23.10%

	3 Month Euro EURIBOR Mar24	(263,089)	-23.06%

	3 Month Euro EURIBOR Sep23	(262,971)	-23.05%

	3 Month Euro EURIBOR Dec23	(262,895)	-23.04%

	AUST 10 Year Bond Futures Jun23	185,034	16.22%

	ICE 3 Month SONIA Futures Sep24	(170,818)	-14.97%

	ICE 3 Month SONIA Futures Jun24	(170,482)	-14.94%

	ICE 3 Month SONIA Futures Mar24	(170,147)	-14.91%

	ICE 3 Month SONIA Futures Sep23	(170,036)	-14.90%

	ICE 3 Month SONIA Futures Dec23	(170,016)	-14.90%

	EURO-BOBL Futures Jun23	(152,652)	-13.38%

	US 5 Year Note (CBT) Jun23	(152,386)	-13.36%

	3 Month SOFR Futures Sep24	(131,479)	-11.52%

	3 Month SOFR Futures Jun24	(130,950)	-11.48%

	3 Month SOFR Futures Mar24	(130,439)	-11.43%

	3 Month SOFR Futures Dec23	(130,040)	-11.40%

	3 Month SOFR Futures Sep23	(129,959)	-11.39%

	CAN 10 Year Bond Futures Jun23	127,915	11.21%

	S&P/TSX 60 IX Futures Jun23	(112,852)	-9.89%

	E-Mini Russell 2000 Jun23	(107,143)	-9.39%

	US 10YR NOTE (CBT)Jun23	(104,235)	-9.14%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Euro-Bund Futures Jun23	$(100,316)	-8.79%

	Euro-OAT Futures Jun23	(100,294)	-8.79%

	TOPIX Index Futures Jun23	87,977	7.71%

	KOSPI2 Index Futures Jun23	(77,050)	-6.75%

	NASDAQ 100 E-Mini Futures Jun23	76,715	6.72%

	SPI 200 Futures Apr23	(74,748)	-6.55%

	CAC40 10 Euro Futures Apr23	69,980	6.13%

	US Long Bond (CBT) Jun23	(68,934)	-6.04%

	Euro STOXX 50 Futures Jun23	68,758	6.03%

	SET50 Index Futures Jun23	(67,655)	-5.93%

	IBEX 35 Index Futures Apr23	62,767	5.50%

	DAX Index Futures Jun23	61,890	5.43%

	Amsterdam Index Futures Apr23	57,188	5.01%

	FTSE/MIB Index Futures Jun23	54,866	4.81%

	FTSE/JSE Top 40 Futures Jun23	52,475	4.60%

	Swiss Market Index Futures Jun23	(51,735)	-4.53%

	FTSE 100 Index Futures Jun23	50,335	4.41%

	S&P 500 E-mini Futures	46,379	4.07%

	OMXS30 Index Futures Apr23	30,091	2.64%

	HSCEI Futures Apr23	(28,638)	-2.51%

	Long Gilt Futures Jun23	(19,652)	-1.72%

	Hang Seng Index Futures Apr23	(19,370)	-1.70%

	Euro-BTP Futures Jun23	(17,209)	-1.51%

	MSCI Emerging Markets Index Futures Jun23	7,984	0.70%

FX Contract	USD/CAD 14Apr2023	(13,663)	-1.20%

	USD/CAD 19Apr2023	(13,663)	-1.20%

	USD/CAD 21Apr2023	(13,663)	-1.20%

	USD/CAD 28Apr2023	(13,663)	-1.20%

	USD/CAD 13Apr2023	(13,663)	-1.20%

	USD/CAD 20Apr2023	(13,663)	-1.20%

	USD/CAD 04May2023	(13,663)	-1.20%

	USD/CAD 12Apr2023	(13,663)	-1.20%

	USD/CAD 03May2023	(13,663)	-1.20%

	USD/CAD 05May2023	(13,663)	-1.20%

	USD/CAD 17Apr2023	(13,663)	-1.20%

	USD/CAD 27Apr2023	(13,663)	-1.20%

	USD/CAD 02May2023	(13,663)	-1.20%

	USD/CAD 24Apr2023	(13,663)	-1.20%

	USD/CAD 26Apr2023	(13,663)	-1.20%

	USD/CAD 25Apr2023	(13,663)	-1.20%

	USD/CAD 11Apr2023	(13,663)	-1.20%

	USD/AUD 13Apr2023	(7,473)	-0.66%

	USD/AUD 14Apr2023	(7,473)	-0.66%

	USD/AUD 12Apr2023	(7,473)	-0.66%

	USD/AUD 11Apr2023	(7,473)	-0.66%

	USD/AUD 18Apr2023	(7,473)	-0.66%

	USD/AUD 17Apr2023	(7,473)	-0.66%

	USD/AUD 03May2023	(7,473)	-0.66%

	USD/AUD 02May2023	(7,473)	-0.66%

	USD/AUD 04May2023	(7,473)	-0.66%

	USD/AUD 19Apr2023	(7,473)	-0.66%

	USD/AUD 05Apr2023	(7,473)	-0.66%

	USD/AUD 06Apr2023	(7,473)	-0.66%

	USD/AUD 26Apr2023	(7,473)	-0.66%

	USD/AUD 04Apr2023	(7,473)	-0.66%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/AUD 05May2023	$(7,473)	-0.66%

USD/AUD 27Apr2023	(7,473)	-0.66%

USD/AUD 25Apr2023	(7,473)	-0.66%

USD/AUD 20Apr2023	(7,473)	-0.66%

USD/AUD 24Apr2023	(7,473)	-0.66%

USD/AUD 28Apr2023	(7,473)	-0.66%

USD/AUD 03Apr2023	(7,473)	-0.66%

USD/AUD 21Apr2023	(7,473)	-0.66%

USD/GBP 28Apr2023	6,694	0.59%

USD/GBP 12Apr2023	6,694	0.59%

USD/GBP 13Apr2023	6,694	0.59%

USD/GBP 20Apr2023	6,694	0.59%

USD/GBP 19Apr2023	6,694	0.59%

USD/GBP 18Apr2023	6,694	0.59%

USD/GBP 24Apr2023	6,694	0.59%

USD/GBP 25Apr2023	6,694	0.59%

USD/GBP 14Apr2023	6,694	0.59%

USD/GBP 21Apr2023	6,694	0.59%

USD/GBP 17Apr2023	6,694	0.59%

USD/GBP 03Apr2023	6,694	0.59%

USD/GBP 05Apr2023	6,694	0.59%

USD/GBP 04Apr2023	6,694	0.59%

USD/GBP 06Apr2023	6,694	0.59%

USD/GBP 04May2023	6,694	0.59%

USD/GBP 11Apr2023	6,694	0.59%

USD/GBP 05May2023	6,694	0.59%

USD/GBP 27Apr2023	6,694	0.59%

USD/GBP 02May2023	6,694	0.59%

USD/GBP 26Apr2023	6,694	0.59%

USD/GBP 03May2023	6,694	0.59%

USD/NOK 24Apr2023	(8,208)	-0.72%

USD/NOK 04Apr2023	(8,208)	-0.72%

USD/NOK 21Apr2023	(8,208)	-0.72%

USD/NOK 13Apr2023	(8,208)	-0.72%

USD/NOK 05Apr2023	(8,208)	-0.72%

USD/NOK 12Apr2023	(8,208)	-0.72%

USD/NOK 11Apr2023	(8,208)	-0.72%

USD/NOK 06Apr2023	(8,208)	-0.72%

USD/NOK 27Apr2023	(8,208)	-0.72%

USD/NOK 04May2023	(8,208)	-0.72%

USD/NOK 03Apr2023	(8,208)	-0.72%

USD/NOK 25Apr2023	(8,208)	-0.72%

USD/NOK 28Apr2023	(8,208)	-0.72%

USD/NOK 03May2023	(8,208)	-0.72%

USD/NOK 02May2023	(8,208)	-0.72%

USD/NOK 05May2023	(8,208)	-0.72%

USD/NOK 26Apr2023	(8,208)	-0.72%

USD/EUR 27Apr2023	9,259	0.81%

USD/EUR 26Apr2023	9,259	0.81%

USD/EUR 12Apr2023	9,259	0.81%

USD/EUR 05May2023	9,259	0.81%

USD/EUR 13Apr2023	9,259	0.81%

USD/EUR 25Apr2023	9,259	0.81%

USD/EUR 03May2023	9,259	0.81%

USD/EUR 02May2023	9,259	0.81%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/EUR 04May2023	$9,259	0.81%

USD/EUR 28Apr2023	9,259	0.81%

USD/EUR 18Apr2023	9,259	0.81%

USD/EUR 21Apr2023	9,259	0.81%

USD/EUR 24Apr2023	9,259	0.81%

USD/EUR 20Apr2023	9,259	0.81%

USD/EUR 14Apr2023	9,259	0.81%

USD/PLN 04Apr2023	6,563	0.58%

USD/PLN 05Apr2023	6,563	0.58%

USD/PLN 03Apr2023	6,563	0.58%

USD/PLN 19Apr2023	6,563	0.58%

USD/PLN 18Apr2023	6,563	0.58%

USD/PLN 11Apr2023	6,563	0.58%

USD/PLN 24Apr2023	6,563	0.58%

USD/PLN 20Apr2023	6,563	0.58%

USD/PLN 17Apr2023	6,563	0.58%

USD/PLN 26Apr2023	6,563	0.58%

USD/PLN 21Apr2023	6,563	0.58%

USD/PLN 25Apr2023	6,563	0.58%

USD/PLN 12Apr2023	6,563	0.58%

USD/PLN 05May2023	6,563	0.58%

USD/PLN 27Apr2023	6,563	0.58%

USD/PLN 14Apr2023	6,563	0.58%

USD/PLN 04May2023	6,563	0.58%

USD/PLN 28Apr2023	6,563	0.58%

USD/SGD 05May2023	16,559	1.45%

USD/SGD 25Apr2023	16,559	1.45%

USD/SGD 03May2023	16,559	1.45%

USD/SGD 02May2023	16,559	1.45%

USD/SGD 03Apr2023	16,559	1.45%

USD/SGD 04Apr2023	16,559	1.45%

USD/SGD 19Apr2023	16,557	1.45%

USD/SGD 20Apr2023	16,557	1.45%

USD/SGD 17Apr2023	16,557	1.45%

USD/SGD 18Apr2023	16,557	1.45%

USD/SGD 12Apr2023	16,557	1.45%

USD/SGD 13Apr2023	16,557	1.45%

USD/CZK 05Apr2023	6,584	0.58%

USD/CZK 06Apr2023	6,584	0.58%

USD/CZK 04Apr2023	6,584	0.58%

USD/CZK 03Apr2023	6,584	0.58%

USD/CZK 11Apr2023	6,584	0.58%

USD/CZK 05May2023	6,584	0.58%

USD/CZK 27Apr2023	6,584	0.58%

USD/CZK 04May2023	6,584	0.58%

USD/CZK 26Apr2023	6,584	0.58%

USD/CZK 12Apr2023	6,584	0.58%

USD/CZK 03May2023	6,584	0.58%

USD/CZK 25Apr2023	6,584	0.58%

USD/CZK 13Apr2023	6,584	0.58%

USD/ZAR 27Apr2023	(5,702)	-0.50%

USD/ZAR 03May2023	(5,702)	-0.50%

USD/ZAR 26Apr2023	(5,702)	-0.50%

USD/ZAR 28Apr2023	(5,702)	-0.50%

USD/ZAR 25Apr2023	(5,702)	-0.50%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/ZAR 20Apr2023	$(5,702)	-0.50%

USD/ZAR 02May2023	(5,702)	-0.50%

USD/ZAR 04May2023	(5,702)	-0.50%

USD/ZAR 24Apr2023	(5,702)	-0.50%

USD/ZAR 05Apr2023	(5,702)	-0.50%

USD/ZAR 19Apr2023	(5,702)	-0.50%

USD/ZAR 14Apr2023	(5,702)	-0.50%

USD/ZAR 18Apr2023	(5,702)	-0.50%

USD/ZAR 13Apr2023	(5,702)	-0.50%

USD/ZAR 06Apr2023	(5,702)	-0.50%

USD/SGD 04May2023	16,558	1.45%

USD/SGD 21Apr2023	16,558	1.45%

USD/SGD 05Apr2023	16,558	1.45%

USD/SGD 06Apr2023	16,558	1.45%

USD/SGD 11Apr2023	16,558	1.45%

USD/SEK 19Apr2023	(4,204)	-0.37%

USD/SEK 17Apr2023	(4,204)	-0.37%

USD/SEK 20Apr2023	(4,204)	-0.37%

USD/SEK 28Apr2023	(4,204)	-0.37%

USD/SEK 05May2023	(4,204)	-0.37%

USD/SEK 24Apr2023	(4,204)	-0.37%

USD/SEK 04May2023	(4,204)	-0.37%

USD/SEK 25Apr2023	(4,204)	-0.37%

USD/SEK 02May2023	(4,204)	-0.37%

USD/SEK 14Apr2023	(4,204)	-0.37%

USD/SEK 03May2023	(4,204)	-0.37%

USD/SEK 21Apr2023	(4,204)	-0.37%

USD/SEK 13Apr2023	(4,204)	-0.37%

USD/SEK 18Apr2023	(4,204)	-0.37%

USD/SEK 26Apr2023	(4,204)	-0.37%

USD/SEK 12Apr2023	(4,204)	-0.37%

USD/SEK 27Apr2023	(4,204)	-0.37%

USD/SEK 03Apr2023	(4,204)	-0.37%

USD/SEK 04Apr2023	(4,204)	-0.37%

USD/MXN 03May2023	6,523	0.57%

USD/MXN 04May2023	6,523	0.57%

USD/MXN 05May2023	6,523	0.57%

USD/MXN 24Apr2023	6,523	0.57%

USD/MXN 25Apr2023	6,523	0.57%

USD/MXN 21Apr2023	6,523	0.57%

USD/MXN 26Apr2023	6,523	0.57%

USD/MXN 28Apr2023	6,523	0.57%

USD/MXN 19Apr2023	6,523	0.57%

USD/MXN 02May2023	6,523	0.57%

USD/MXN 20Apr2023	6,523	0.57%

USD/CAD 05Apr2023	(13,664)	-1.20%

USD/CAD 18Apr2023	(13,664)	-1.20%

USD/CAD 03Apr2023	(13,664)	-1.20%

USD/CAD 06Apr2023	(13,664)	-1.20%

USD/CAD 04Apr2023	(13,664)	-1.20%

USD/ILS 21Apr2023	(6,578)	-0.58%

USD/ILS 18Apr2023	(6,578)	-0.58%

USD/ILS 24Apr2023	(6,578)	-0.58%

USD/ILS 02May2023	(6,578)	-0.58%

USD/ILS 28Apr2023	(6,578)	-0.58%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/ILS 26Apr2023	$(6,578)	-0.58%

USD/ILS 03May2023	(6,578)	-0.58%

USD/ILS 25Apr2023	(6,578)	-0.58%

USD/ILS 27Apr2023	(6,578)	-0.58%

USD/ILS 04May2023	(6,578)	-0.58%

USD/CNH 28Apr2023	(5,881)	-0.52%

USD/CNH 27Apr2023	(5,881)	-0.52%

USD/CNH 26Apr2023	(5,881)	-0.52%

USD/CNH 11Apr2023	(5,881)	-0.52%

USD/CNH 18Apr2023	(5,881)	-0.52%

USD/CNH 06Apr2023	(5,881)	-0.52%

USD/CNH 20Apr2023	(5,881)	-0.52%

USD/CNH 12Apr2023	(5,881)	-0.52%

USD/CNH 19Apr2023	(5,881)	-0.52%

USD/CNH 25Apr2023	(5,881)	-0.52%

USD/CNH 05Apr2023	(5,881)	-0.52%

USD/NZD 04Apr2023	(2,858)	-0.25%

USD/NZD 03Apr2023	(2,858)	-0.25%

USD/NZD 05Apr2023	(2,858)	-0.25%

USD/NZD 06Apr2023	(2,858)	-0.25%

USD/NZD 11Apr2023	(2,858)	-0.25%

USD/NZD 18Apr2023	(2,858)	-0.25%

USD/NZD 12Apr2023	(2,858)	-0.25%

USD/NZD 17Apr2023	(2,858)	-0.25%

USD/NZD 19Apr2023	(2,858)	-0.25%

USD/NZD 04May2023	(2,858)	-0.25%

USD/NZD 05May2023	(2,858)	-0.25%

USD/NZD 20Apr2023	(2,858)	-0.25%

USD/NZD 13Apr2023	(2,858)	-0.25%

USD/NZD 03May2023	(2,858)	-0.25%

USD/NZD 28Apr2023	(2,858)	-0.25%

USD/NZD 02May2023	(2,858)	-0.25%

USD/NZD 14Apr2023	(2,858)	-0.25%

USD/NZD 27Apr2023	(2,858)	-0.25%

USD/NZD 21Apr2023	(2,858)	-0.25%

USD/NZD 24Apr2023	(2,858)	-0.25%

USD/NZD 26Apr2023	(2,858)	-0.25%

USD/NZD 25Apr2023	(2,858)	-0.25%

USD/CHF 27Apr2023	8,829	0.77%

USD/CHF 18Apr2023	8,829	0.77%

USD/CHF 02May2023	8,829	0.77%

USD/CHF 05May2023	8,829	0.77%

USD/CHF 28Apr2023	8,829	0.77%

USD/CHF 03May2023	8,829	0.77%

USD/CHF 04May2023	8,829	0.77%

USD/CZK 18Apr2023	6,583	0.58%

USD/CZK 21Apr2023	6,583	0.58%

USD/CZK 02May2023	6,583	0.58%

USD/CZK 28Apr2023	6,583	0.58%

USD/CZK 24Apr2023	6,583	0.58%

USD/CZK 20Apr2023	6,583	0.58%

USD/CZK 19Apr2023	6,583	0.58%

USD/CZK 14Apr2023	6,583	0.58%

USD/CZK 17Apr2023	6,583	0.58%

USD/HUF 12Apr2023	4,344	0.38%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/HUF 24Apr2023	$4,344	0.38%

USD/HUF 05May2023	4,344	0.38%

USD/HUF 27Apr2023	4,344	0.38%

USD/HUF 03May2023	4,344	0.38%

USD/HUF 18Apr2023	4,344	0.38%

USD/HUF 11Apr2023	4,344	0.38%

USD/HUF 14Apr2023	4,344	0.38%

USD/HUF 13Apr2023	4,344	0.38%

USD/HUF 21Apr2023	4,344	0.38%

USD/HUF 20Apr2023	4,344	0.38%

USD/HUF 04May2023	4,344	0.38%

USD/SGD 27Apr2023	16,560	1.45%

USD/SGD 28Apr2023	16,560	1.45%

USD/SGD 26Apr2023	16,560	1.45%

USD/EUR 04Apr2023	9,260	0.81%

USD/EUR 03Apr2023	9,260	0.81%

USD/EUR 05Apr2023	9,260	0.81%

USD/EUR 06Apr2023	9,260	0.81%

USD/EUR 11Apr2023	9,260	0.81%

USD/CHF 12Apr2023	8,830	0.77%

USD/CHF 13Apr2023	8,830	0.77%

USD/CHF 04Apr2023	8,830	0.77%

USD/CHF 03Apr2023	8,830	0.77%

USD/CHF 14Apr2023	8,830	0.77%

USD/INR 27Apr2023	(14,486)	-1.27%

USD/INR 03Apr2023	(14,486)	-1.27%

USD/INR 02May2023	(14,486)	-1.27%

USD/INR 03May2023	(14,485)	-1.27%

USD/INR 04May2023	(14,485)	-1.27%

USD/INR 26Apr2023	(14,485)	-1.27%

USD/INR 28Apr2023	(14,484)	-1.27%

USD/INR 09May2023	(14,484)	-1.27%

USD/INR 24Apr2023	(14,484)	-1.27%

USD/CNH 21Apr2023	(5,882)	-0.52%

USD/CNH 03Apr2023	(5,882)	-0.52%

USD/CNH 14Apr2023	(5,882)	-0.52%

USD/CNH 04Apr2023	(5,882)	-0.52%

USD/CNH 24Apr2023	(5,882)	-0.52%

USD/CNH 17Apr2023	(5,882)	-0.52%

USD/CNH 13Apr2023	(5,882)	-0.52%

USD/NOK 17Apr2023	(8,207)	-0.72%

USD/NOK 18Apr2023	(8,207)	-0.72%

USD/NOK 14Apr2023	(8,207)	-0.72%

USD/NOK 19Apr2023	(8,207)	-0.72%

USD/NOK 20Apr2023	(8,207)	-0.72%

USD/ZAR 12Apr2023	(5,703)	-0.50%

USD/ZAR 05May2023	(5,703)	-0.50%

USD/ZAR 21Apr2023	(5,703)	-0.50%

USD/ZAR 11Apr2023	(5,703)	-0.50%

USD/ZAR 17Apr2023	(5,703)	-0.50%

USD/ZAR 04Apr2023	(5,703)	-0.50%

USD/ZAR 03Apr2023	(5,703)	-0.50%

USD/MXN 27Apr2023	6,522	0.57%

USD/MXN 03Apr2023	6,522	0.57%

USD/MXN 04Apr2023	6,522	0.57%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/MXN 05Apr2023	$6,522	0.57%

USD/MXN 18Apr2023	6,522	0.57%

USD/MXN 17Apr2023	6,522	0.57%

USD/ILS 11Apr2023	(6,581)	-0.58%

USD/ILS 05Apr2023	(6,581)	-0.58%

USD/ILS 06Apr2023	(6,581)	-0.58%

USD/ILS 04Apr2023	(6,581)	-0.58%

USD/ILS 03Apr2023	(6,581)	-0.58%

USD/MXN 06Apr2023	6,521	0.57%

USD/MXN 12Apr2023	6,521	0.57%

USD/MXN 14Apr2023	6,521	0.57%

USD/MXN 11Apr2023	6,521	0.57%

USD/MXN 13Apr2023	6,521	0.57%

USD/JPY 19Apr2023	(1,451)	-0.13%

USD/JPY 20Apr2023	(1,451)	-0.13%

USD/JPY 24Apr2023	(1,451)	-0.13%

USD/JPY 17Apr2023	(1,451)	-0.13%

USD/JPY 21Apr2023	(1,451)	-0.13%

USD/JPY 14Apr2023	(1,451)	-0.13%

USD/JPY 25Apr2023	(1,451)	-0.13%

USD/JPY 03May2023	(1,451)	-0.13%

USD/JPY 26Apr2023	(1,451)	-0.13%

USD/JPY 04May2023	(1,451)	-0.13%

USD/JPY 28Apr2023	(1,451)	-0.13%

USD/JPY 18Apr2023	(1,451)	-0.13%

USD/JPY 05May2023	(1,451)	-0.13%

USD/JPY 02May2023	(1,451)	-0.13%

USD/JPY 27Apr2023	(1,451)	-0.13%

USD/JPY 13Apr2023	(1,451)	-0.13%

USD/JPY 12Apr2023	(1,451)	-0.13%

USD/JPY 11Apr2023	(1,451)	-0.13%

USD/JPY 05Apr2023	(1,451)	-0.13%

USD/JPY 06Apr2023	(1,451)	-0.13%

USD/JPY 04Apr2023	(1,451)	-0.13%

USD/JPY 03Apr2023	(1,451)	-0.13%

USD/BRL 04May2023	5,137	0.45%

USD/BRL 11Apr2023	5,137	0.45%

USD/BRL 28Apr2023	5,137	0.45%

USD/BRL 05May2023	5,137	0.45%

USD/BRL 12Apr2023	5,137	0.45%

USD/BRL 27Apr2023	5,137	0.45%

USD/BRL 17Apr2023	5,136	0.45%

USD/BRL 18Apr2023	5,136	0.45%

USD/BRL 03Apr2023	5,136	0.45%

USD/BRL 02May2023	5,136	0.45%

USD/BRL 19Apr2023	5,136	0.45%

USD/BRL 03May2023	5,136	0.45%

USD/INR 19Apr2023	(14,483)	-1.27%

USD/INR 21Apr2023	(14,483)	-1.27%

USD/INR 05Apr2023	(28,964)	-2.54%

USD/INR 17Apr2023	(28,957)	-2.54%

USD/CLP 28Apr2023	3,528	0.31%

USD/CLP 26Apr2023	3,528	0.31%

USD/CLP 24Apr2023	3,528	0.31%

USD/CLP 20Apr2023	3,528	0.31%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/CLP 03Apr2023	$3,528	0.31%

USD/CLP 25Apr2023	3,528	0.31%

USD/CLP 02May2023	3,528	0.31%

USD/CLP 04May2023	3,528	0.31%

USD/CHF 06Apr2023	8,831	0.77%

USD/CHF 11Apr2023	8,831	0.77%

USD/CHF 05Apr2023	8,831	0.77%

USD/CHF 25Apr2023	8,828	0.77%

USD/CHF 26Apr2023	8,828	0.77%

USD/CHF 20Apr2023	8,828	0.77%

USD/CHF 17Apr2023	8,827	0.77%

USD/CHF 21Apr2023	8,827	0.77%

USD/CHF 19Apr2023	8,827	0.77%

USD/BRL 20Apr2023	5,138	0.45%

USD/BRL 14Apr2023	5,138	0.45%

USD/BRL 13Apr2023	5,138	0.45%

USD/BRL 06Apr2023	5,138	0.45%

USD/BRL 05Apr2023	5,138	0.45%

USD/CNH 02May2023	(5,880)	-0.52%

USD/CNH 03May2023	(5,880)	-0.52%

USD/CNH 04May2023	(5,880)	-0.52%

USD/CNH 05May2023	(5,880)	-0.52%

USD/CLP 05Apr2023	3,529	0.31%

USD/CLP 06Apr2023	3,529	0.31%

USD/CLP 27Apr2023	3,529	0.31%

USD/CLP 12Apr2023	3,529	0.31%

USD/CLP 18Apr2023	3,529	0.31%

USD/CLP 21Apr2023	3,529	0.31%

USD/ILS 17Apr2023	(6,579)	-0.58%

USD/ILS 14Apr2023	(6,579)	-0.58%

USD/ILS 05May2023	(6,579)	-0.58%

USD/PLN 02May2023	6,562	0.58%

USD/PLN 03May2023	6,562	0.58%

USD/PLN 13Apr2023	6,562	0.58%

USD/EUR 19Apr2023	9,258	0.81%

USD/EUR 17Apr2023	9,258	0.81%

USD/HUF 06Apr2023	4,345	0.38%

USD/HUF 05Apr2023	4,345	0.38%

USD/HUF 26Apr2023	4,345	0.38%

USD/HUF 25Apr2023	4,345	0.38%

USD/HUF 28Apr2023	4,343	0.38%

USD/HUF 17Apr2023	4,343	0.38%

USD/HUF 19Apr2023	4,343	0.38%

USD/HUF 02May2023	4,343	0.38%

USD/KRW 19Apr2023	(2,159)	-0.19%

USD/KRW 11Apr2023	(2,159)	-0.19%

USD/KRW 20Apr2023	(2,159)	-0.19%

USD/KRW 13Apr2023	(2,159)	-0.19%

USD/KRW 27Apr2023	(2,159)	-0.19%

USD/KRW 12Apr2023	(2,159)	-0.19%

USD/KRW 14Apr2023	(2,159)	-0.19%

USD/KRW 06Apr2023	(2,159)	-0.19%

USD/SGD 24Apr2023	16,561	1.45%

USD/SGD 14Apr2023	16,556	1.45%

USD/KRW 17Apr2023	(2,158)	-0.19%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
USD/KRW 02May2023	$(2,158)	-0.19%

USD/KRW 21Apr2023	(2,158)	-0.19%

USD/KRW 03May2023	(2,158)	-0.19%

USD/KRW 04May2023	(2,158)	-0.19%

USD/KRW 25Apr2023	(2,158)	-0.19%

USD/KRW 09May2023	(2,158)	-0.19%

USD/IDR 03May2023	1,499	0.13%

USD/IDR 14Apr2023	1,499	0.13%

USD/IDR 12Apr2023	1,499	0.13%

USD/IDR 05May2023	1,499	0.13%

USD/IDR 02May2023	1,499	0.13%

USD/IDR 11Apr2023	1,499	0.13%

USD/IDR 06Apr2023	1,499	0.13%

USD/IDR 03Apr2023	1,499	0.13%

USD/IDR 05Apr2023	1,499	0.13%

USD/IDR 04Apr2023	1,499	0.13%

USD/INR 25Apr2023	(14,490)	-1.27%

USD/INR 20Apr2023	(14,482)	-1.27%

USD/INR 18Apr2023	(14,481)	-1.27%

USD/INR 13Apr2023	(14,477)	-1.27%

USD/INR 12Apr2023	(14,471)	-1.27%

USD/INR 11Apr2023	(14,470)	-1.27%

USD/INR 06Apr2023	(14,465)	-1.27%

USD/ILS 13Apr2023	(6,580)	-0.58%

USD/ILS 12Apr2023	(6,580)	-0.58%

USD/ILS 20Apr2023	(6,576)	-0.58%

USD/ILS 19Apr2023	(6,576)	-0.58%

USD/SEK 11Apr2023	(4,205)	-0.37%

USD/SEK 06Apr2023	(4,205)	-0.37%

USD/SEK 05Apr2023	(4,205)	-0.37%

USD/CLP 17Apr2023	3,530	0.31%

USD/CLP 04Apr2023	3,530	0.31%

USD/CLP 11Apr2023	3,530	0.31%

USD/CLP 19Apr2023	3,527	0.31%

USD/CLP 03May2023	3,527	0.31%

USD/CLP 05May2023	3,527	0.31%

USD/BRL 24Apr2023	10,270	0.90%

USD/IDR 20Apr2023	1,500	0.13%

USD/IDR 19Apr2023	1,500	0.13%

USD/IDR 17Apr2023	1,500	0.13%

USD/IDR 13Apr2023	1,500	0.13%

USD/IDR 18Apr2023	1,500	0.13%

USD/IDR 04May2023	1,500	0.13%

USD/CHF 24Apr2023	8,826	0.77%

USD/HUF 04Apr2023	4,347	0.38%

USD/HUF 03Apr2023	4,347	0.38%

USD/KRW 28Apr2023	(2,157)	-0.19%

USD/KRW 18Apr2023	(2,157)	-0.19%

USD/KRW 24Apr2023	(2,157)	-0.19%

USD/KRW 26Apr2023	(2,157)	-0.19%

USD/IDR 27Apr2023	7,502	0.66%

USD/CLP 14Apr2023	3,531	0.31%

USD/CLP 13Apr2023	3,531	0.31%

USD/PLN 06Apr2023	6,564	0.58%

USD/BRL 04Apr2023	5,140	0.45%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	USD/BRL 25Apr2023	$5,135	0.45%

	USD/BRL 26Apr2023	5,134	0.45%

	USD/KRW 05Apr2023	(2,164)	-0.19%

	USD/KRW 04Apr2023	(2,164)	-0.19%

	USD/KRW 03Apr2023	(2,165)	-0.19%

	USD/IDR 28Apr2023	1,501	0.13%

Currency	CDXIG540 Corp	(962,241)	-84.35%

	Japanese Yen Spot	87,977	7.71%

	Euro Spot	63,134	5.53%

	Swiss Franc Spot	(51,735)	-4.53%

	British Pound Spot	50,335	4.41%

	US Dollar Spot	41,580	3.64%

CDX	ITXEB539 Corp	(367,031)	-32.17%

	ITXEX539 Corp	(100,844)	-8.84%

	CXPHY540 Corp	(97,684)	-8.56%

**JPQFMOW1 Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.

	Top Underlying Components	Notional	Percentage of Notional
Equity	BP PLC	$2,356	0.52%

	Monolithic Power Systems Inc	2,356	0.52%

	NVR Inc	2,356	0.52%

	Exxon Mobil Corp	2,356	0.52%

	Target Corp	(2,356)	-0.52%

	Cie Generale Des Etablissements Michelin	(2,356)	-0.52%

	Applied Materials Inc	2,348	0.52%

	Wisetech Global Ltd	2,348	0.52%

	Synopsys Inc	2,348	0.52%

	3M Company	(2,348)	-0.52%

	Allstate Corp	(2,348)	-0.52%

	Verisk Analytics Inc	(2,348)	-0.52%

	Teleflex Inc	(2,325)	-0.51%

	Shimano Inc	(2,325)	-0.51%

	Vivendi SA	(2,325)	-0.51%

	Matsukiyococokara & Co	2,325	0.51%

	Origin Energy Ltd	2,325	0.51%

	Gen Digital Inc	(2,317)	-0.51%

	Verizon Communications Inc	(2,317)	-0.51%

	Charles River Laboratories	(2,317)	-0.51%

	Becton Dickinson and Co	(2,317)	-0.51%

	Sumitomo Mitsui Financial Group	2,317	0.51%

	SKF Ab Class B	2,426	0.53%

	Analog Devices Inc	2,426	0.53%

	KLA Corp	2,426	0.53%

	Hasbro Inc	(2,426)	-0.53%

	Algonquin Power & Utilities	(2,368)	-0.52%

	Crowdstrike Holdings Inc	(2,368)	-0.52%

	Norfolk Southern Corp	(2,368)	-0.52%

	Hubbell Inc -Cl B	2,368	0.52%

	Mettler-Toledo Intl	2,347	0.52%

	Mgm Resorts International	2,347	0.52%

	UCB SA	(2,347)	-0.52%

	Tyler Technologies Inc	(2,347)	-0.52%

	Principal Financial Group Inc	2,335	0.51%

	United Therapeutics Corp	2,335	0.51%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Ovintiv Inc	$(2,335)	-0.51%

First Horizon Corp	(2,335)	-0.51%

Steel Dynamics Inc	2,321	0.51%

Erie Indemnity Co	2,321	0.51%

Dominos Pizza Inc	(2,321)	-0.51%

Porsche Automobil Holding SE	(2,321)	-0.51%

General Mills Inc	2,288	0.50%

T-Mobile Us Inc	2,288	0.50%

Micron Technology Inc	(2,288)	-0.50%

Check Point Software Tech Ltd ORD	(2,288)	-0.50%

Hubspot Inc	2,435	0.54%

Apollo Global Management Inc	2,435	0.54%

Entain PLC	(2,435)	-0.54%

Galp Energia SGPS SA Class B	(2,408)	-0.53%

Waste Management Inc	(2,408)	-0.53%

Nexi SpA	(2,408)	-0.53%

Advance Auto Parts	(2,403)	-0.53%

The Mosaic Co	(2,403)	-0.53%

Booking Holdings Inc	2,403	0.53%

United Rentals Inc	2,392	0.53%

Wynn Resorts Ltd	2,392	0.53%

Crown Holdings Inc	(2,392)	-0.53%

Mazda Motor Corp ORD	2,390	0.53%

Alnylam Pharmaceuticals Inc	2,390	0.53%

Stanley Black & Decker	(2,390)	-0.53%

Walgreens Boots Alliance Inc	(2,380)	-0.52%

Assurant Inc	(2,380)	-0.52%

Autodesk Inc	2,380	0.52%

Constellation Energy Corporation	2,370	0.52%

Gilead Sciences Inc	2,370	0.52%

F5 Inc	(2,370)	-0.52%

Holcim Ltd	2,363	0.52%

Agilent Technologies Inc	2,363	0.52%

VICI Properties Inc	2,363	0.52%

CSX Corp	(2,361)	-0.52%

Union Pacific Corp	(2,361)	-0.52%

Ulta Salon Cosmetics & Fragrance Inc.	2,361	0.52%

Futu Holdings Ltd-ADR	2,353	0.52%

Borgwarner Inc	2,353	0.52%

Moderna Inc	2,353	0.52%

Enbridge Inc	(2,352)	-0.52%

SS&C Technologies Holdings Inc	(2,352)	-0.52%

First Solar Inc	2,352	0.52%

Monster Beverage Corp	2,345	0.52%

Paccar Inc	2,345	0.52%

Cisco Systems Inc	(2,345)	-0.52%

Biogen Inc	2,341	0.51%

Cognizant Technology Solutions Corp	(2,341)	-0.51%

Dominion Energy Inc	(2,341)	-0.52%

Nippon Steel Corp	2,337	0.51%

Gartner Inc	2,337	0.51%

Truist Financial Corp	(2,337)	-0.51%

Novo Nordisk A/S	2,331	0.51%

WW Grainger Inc	2,331	0.51%

Quanta Services Inc	2,331	0.51%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Cadence Design Systems Inc	$2,326	0.51%

Broadcom Inc	2,326	0.51%

Intl Flavors & Fragrances	(2,326)	-0.51%

Natwest Group PLC	2,324	0.51%

Arch Capital Group Ltd	2,324	0.51%

Akamai Technologies Inc	(2,324)	-0.51%

Roper Technologies Inc	(2,322)	-0.51%

Archer-Daniels-Midland Co	(2,322)	-0.51%

Disco Corp ORD	2,322	0.51%

Fair Isaac Corp	2,319	0.51%

AT&T	2,319	0.51%

Tyson Foods Inc	(2,319)	-0.51%

Rheinmetall AG	2,307	0.51%

Daiichi SAnkyo Co Ltd ORD	2,307	0.51%

Toro Co	2,307	0.51%

Exact Sciences Corp	2,306	0.51%

Advanced Micro Devices	2,306	0.51%

Williams Cos Inc	(2,306)	-0.51%

Albemarle Corp	2,295	0.50%

Japan Tobacco	2,295	0.50%

Baxter Intl.	(2,295)	-0.50%

Costco Wholesale Corp	(2,284)	-0.50%

Leidos Holdings Inc	(2,284)	-0.50%

Yakult Honsha Co Ltd ORD	2,284	0.50%

Carlsberg AS Class B	2,280	0.50%

Advantest Corp ORD	2,280	0.50%

Chevron Corp	(2,280)	-0.50%

Imperial Brands PLC	2,249	0.49%

HF Sinclair Corp	2,249	0.49%

Molina Healthcare Inc	(2,249)	-0.49%

Schwab (Charles) Corp	(2,164)	-0.48%

Snap Inc	(2,164)	-0.48%

Standard Chartered PLC	2,164	0.48%

STMicroelectronics NV	2,446	0.54%

Southwest Airlines Co	(2,446)	-0.54%

NXP Semiconductor NV	2,433	0.54%

Temenos AG	(2,433)	-0.54%

Renesas Electronics (Nec Elect) ORD	2,423	0.53%

Twilio Inc	(2,423)	-0.53%

Roblox Corp	2,418	0.53%

Ceridian Hcm Holding Inc	2,418	0.53%

BioMarin Pharmaceutical Inc	2,415	0.53%

Transunion	(2,415)	-0.53%

Engie SA	2,411	0.53%

Intercontinental Exchange Inc	(2,411)	-0.53%

Las Vegas Sands Corp	2,406	0.53%

Valero Energy	2,406	0.53%

Sealed Air Corp	(2,397)	-0.53%

Robert Half Intl.	(2,397)	-0.53%

Netflix Inc	2,396	0.53%

Actividades De Construccion Y Servicios SA	2,396	0.53%

Phillips 66	2,394	0.53%

Paramount Global	2,394	0.53%

Alimentation Couche-Tard Inc	2,391	0.53%

Genuine Parts Co	2,391	0.53%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Ansys Inc	$2,386	0.52%

Gaming and Leisure Properties Inc	2,386	0.52%

EPAM Systems Inc	2,384	0.52%

Darling Ingredients Inc	(2,384)	-0.52%

Interpublic Group Of Cos Inc	2,383	0.52%

Davita Inc	(2,383)	-0.52%

NVIDIA Corp	2,379	0.52%

Juniper Networks Inc	(2,379)	-0.52%

Meta Platforms Inc	2,375	0.52%

Cellnex Telecom SA	(2,375)	-0.52%

Entegris Inc	(2,374)	-0.52%

Orsted A/S	(2,374)	-0.52%

Lkq Corp	2,373	0.52%

Ball Corp	(2,373)	-0.52%

Motorola Solutions Inc	2,372	0.52%

Barratt Developments PLC	(2,372)	-0.52%

Hess Corp	2,371	0.52%

Persimmon PLC	(2,371)	-0.52%

Renault SA	2,360	0.52%

Perkinelmer Inc	(2,360)	-0.52%

MSCI Inc	2,354	0.52%

Cognex Corp	(2,354)	-0.52%

Okta Inc	(2,346)	-0.52%

CME Group Inc	(2,346)	-0.52%

Julius Baer Gruppe AG	2,343	0.52%

Oracle Corp	2,343	0.52%

Lennar Corp	2,338	0.51%

Axon Enterprise Inc	2,338	0.51%

Lamb Weston Holding Inc	2,336	0.51%

Jacobs Solutions Inc	(2,336)	-0.51%

PG&E Corp	2,333	0.51%

Brown & Brown Inc	(2,333)	-0.51%

General Electric Co	2,329	0.51%

Church & Dwight Co Inc	(2,329)	-0.51%

Hormel Foods Corp	(2,320)	-0.51%

Fresenius Medical Care AG & Co. KGaA	(2,320)	-0.51%

Franklin Resources Inc	2,316	0.51%

Dollar General Corp	(2,316)	-0.51%

The Trade Desk Inc - Class A	2,311	0.51%

CDW Corp	2,311	0.51%

Texas Pacific Land Trust	2,309	0.51%

Procter & Gamble Co	(2,309)	-0.51%

Seagen Inc	2,305	0.51%

Newmont Corp	(2,305)	-0.51%

Progressive Corp	2,304	0.51%

Clarivate PLC	(2,304)	-0.51%

Grifols SA Class A	(2,301)	-0.51%

Kroger Co	(2,301)	-0.51%

Pfizer Inc	(2,299)	-0.51%

Admiral Group PLC	(2,299)	-0.51%

Fiserv Inc	2,298	0.51%

Texas Instruments Inc	2,298	0.51%

Klepierre SA	2,297	0.51%

Xero Ltd	(2,297)	-0.51%

Fairfax Financial Holdings Limited	2,293	0.50%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Pioneer Natural Resources Co	$(2,293)	-0.50%

Republic Services Inc	(2,292)	-0.50%

Johnson & Johnson	(2,292)	-0.50%

Repligen Corp	2,291	0.50%

Bio-Techne Corp	(2,291)	-0.50%

Ameriprise Financial, Inc	2,290	0.50%

Cvs Health Corp	(2,290)	-0.50%

Ubs Group AG	2,282	0.50%

Telia Co AB	(2,282)	-0.50%

Kikkoman Corp ORD	(2,281)	-0.50%

Nomura Research Institute Ltd ORD	(2,281)	-0.50%

Reliance Steel & Aluminum	2,278	0.50%

Keurig Dr Pepper Inc	(2,278)	-0.50%

Dexcom Inc	2,275	0.50%

Bank of America Corp	(2,275)	-0.50%

Arista Networks Inc	2,271	0.50%

Avantor Inc	(2,271)	-0.50%

Capcom Co Ltd	2,270	0.50%

Liberty Media Group-C	2,270	0.50%

ASX Ltd ORD	(2,267)	-0.50%

NTT Data Corp ORD	(2,267)	-0.50%

Alliant Energy Corp	(2,225)	-0.49%

Z Holdings Corp	(2,225)	-0.49%

Pinterest Inc	2,208	0.49%

Rakuten Group Inc	(2,208)	-0.49%

Plug Power Inc	(2,118)	-0.47%

James Hardie Industries PLC	(2,118)	-0.47%

Element Fleet Management Corp	2,110	0.46%

Avalonbay Communities Inc	(2,110)	-0.46%

Swire Pacific Ltd ORD A	1,740	0.38%

Roche Holding AG ORD Brr	(1,740)	-0.38%

Adidas AG	(2,637)	-0.58%

Unity Software Inc	(2,620)	-0.58%

Bill Holdings Inc	(2,592)	-0.57%

Mccormick & Co-Non Vtg Shrs	(2,547)	-0.56%

Intel Corp	(2,538)	-0.56%

Koninklijke Philips NV	(2,527)	-0.56%

Aspen Technology Inc	2,515	0.55%

Mercadolibre Inc	2,514	0.55%

Atlassian Corporation PLC	(2,503)	-0.55%

Zebra Technologies Corp	(2,495)	-0.55%

Paylocity Holding Corp	2,491	0.55%

Infineon Technologies AG	2,490	0.55%

Datadog Inc	(2,489)	-0.55%

Logitech International SA	(2,481)	-0.55%

Deutsche Lufthansa AG	2,476	0.54%

Puma Se	(2,473)	-0.54%

ON Semiconductor Corporation	2,472	0.54%

Chewy Inc - Class A	2,471	0.54%

Microchip Technology Inc	2,455	0.54%

Fidelity National Information Services Inc	(2,453)	-0.54%

Toast Inc-Class A	2,449	0.54%

Enphase Energy Inc	2,440	0.54%

Boston Properties Inc	(2,437)	-0.54%

Asm International NV	2,434	0.54%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Lam Research Corp	$2,430	0.53%

Zoominfo Technologies Inc	(2,428)	-0.53%

Unicredit SpA	2,427	0.53%

Omnicom Group	2,422	0.53%

Tradeweb Markets Inc	(2,421)	-0.53%

Illumina Inc	(2,420)	-0.53%

Mineral Resources Ltd ORD	2,417	0.53%

Masimo Corporation	2,416	0.53%

Straumann Holding AG	2,413	0.53%

Cardinal Health Inc	2,409	0.53%

Alcoa Corp	(2,405)	-0.53%

Telefonaktiebolaget LM Ericsson	(2,402)	-0.53%

Baker Hughes Co	(2,400)	-0.53%

Bt Group PLC	(2,395)	-0.53%

Amazon.Com Inc	(2,388)	-0.53%

Marathon Petroleum Corp	2,377	0.52%

Zscaler Inc	(2,367)	-0.52%

PTC Inc	2,366	0.52%

Live Nation Entertainment Inc	(2,365)	-0.52%

Rolls-Royce Holding PLC	2,364	0.52%

Workday Inc	(2,362)	-0.52%

Bentley Systems Inc	2,355	0.52%

Vistra Corp	2,351	0.52%

Edenred	2,350	0.52%

DTE Energy Co	(2,349)	-0.52%

Elanco Animal Health Inc	(2,344)	-0.52%

Pulte Group Inc	2,342	0.52%

Publicis Groupe SA	2,340	0.51%

Ares Management Corp	2,339	0.51%

Marketaxess Holdings Inc	2,334	0.51%

D R Horton Inc	2,330	0.51%

Teleperformance	(2,328)	-0.51%

Everest Re Group Ltd	2,327	0.51%

Edwards Lifesciences Corp	(2,318)	-0.51%

Roche Holding AG	(2,310)	-0.51%

Insulet Corp	2,302	0.51%

TC Energy Corp	(2,300)	-0.51%

LPL Financial Holdings Inc	2,294	0.50%

Vodafone Group PLC	(2,289)	-0.50%

L3Harris Technologies Inc	(2,287)	-0.50%

Jack Henry & Associates Inc	(2,286)	-0.50%

Campbell Soup Co	2,285	0.50%

Starbucks Corp	2,283	0.50%

Hang Seng Bank Ltd ORD	(2,279)	-0.50%

ResMed Inc	(2,274)	-0.50%

Unilever PLC	2,273	0.50%

Keycorp	(2,272)	-0.50%

Merck & Co. Inc.	2,261	0.50%

Bunge Ltd	(2,259)	-0.50%

Associated British Foods PLC	2,257	0.50%

Vertex Pharmaceuticals Inc	2,237	0.49%

Iron Mtn Inc	2,234	0.49%

Generac Holdings Inc	(2,232)	-0.49%

Cummins Inc	2,227	0.49%

Parker Hannifin Corp	2,220	0.49%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
The Cigna Group	$2,218	0.49%

Centene	(2,213)	-0.49%

Colgate-Palmolive Co	(2,211)	-0.49%

Japan Exchange Group Inc	(2,200)	-0.48%

Morgan Stanley	2,198	0.48%

Toronto-Dominion Bank	(1,098)	-0.24%

Partners Group Holding AG	(1,098)	-0.24%

TFI International Inc	2,195	0.48%

Nucor Corp	2,192	0.48%

Mckesson Corp	2,189	0.48%

Burlington Stores Inc	2,181	0.48%

Teradyne Inc	2,178	0.48%

Schlumberger Ltd	2,171	0.48%

Santos Ltd	(2,158)	-0.47%

Verisign Inc	(2,148)	-0.47%

Snap-On Inc	2,143	0.47%

Etsy Inc	2,115	0.47%

Ross Stores	2,102	0.46%

Medical Properties Trust Inc	(2,087)	-0.46%

OCI NV	1,040	0.23%

CF Industries Holdings Inc	(1,040)	-0.23%

Netapp Inc	(2,075)	-0.46%

Tokyo Electron Ltd ORD	(2,072)	-0.46%

Paypal Holdings Inc.	(2,056)	-0.45%

Novocure Ltd	2,048	0.45%

Global Payments Inc	(2,035)	-0.45%

M & T Bank Corp	(2,026)	-0.45%

Steris PLC	(2,024)	-0.45%

Singapore Exchange (Sgx) Ltd ORD	(2,010)	-0.44%

Zoom Video Communications Inc	(2,008)	-0.44%

Essex Property Trust Inc	(2,002)	-0.44%

Catalent Inc	(1,989)	-0.44%

Equity Residential	(1,985)	-0.44%

Unitedhealth Group Inc	(1,982)	-0.44%

Camden Property Trust	(1,978)	-0.44%

Keppel Corp Ltd ORD	1,975	0.43%

Hong Kong & China Gas Ltd ORD	(1,973)	-0.43%

Abbott Laboratories	(1,968)	-0.43%

Markel Corp	(1,957)	-0.43%

Astrazeneca PLC	1,955	0.43%

Commerzbank AG	1,949	0.43%

Beiersdorf AG	972	0.21%

VMware Inc-Class A	972	0.21%

Orange SA	(1,906)	-0.42%

Newell Brands Inc	(1,878)	-0.41%

Brambles Ltd	1,873	0.41%

Carmax Inc	(1,820)	-0.40%

Dollar Tree	(1,819)	-0.40%

Argenx SE	1,808	0.40%

Heidelbergcement AG	1,774	0.39%

KKR & Co Inc	1,755	0.39%

Seagate Technology PLC	(1,750)	-0.38%

ABN AMRO Bank NV	1,734	0.38%

Tourmaline Oil Corp	1,727	0.38%

DBS Group Holdings Ltd	(1,706)	-0.38%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Salmar ASA	$(1,661)	-0.37%

BKW AG	1,636	0.36%

United Internet AG	(1,631)	-0.36%

Banco Bilbao Vizcaya Argentaria SA	1,629	0.36%

Quebecor Inc - Cl B	1,614	0.35%

Idemitsu Kosan Co Ltd ORD	(1,610)	-0.35%

NN Group NV	(1,602)	-0.35%

Computershare Ltd ORD	(1,593)	-0.35%

Koito Manufacturing Co Ltd ORD	(1,588)	-0.35%

US Bancorp	(1,586)	-0.35%

Walmart Inc	(1,522)	-0.33%

Odakyu Electric Railway Co Ltd	(1,489)	-0.33%

Prysmian SpA	1,487	0.33%

Parkland Corp	(1,466)	-0.32%

Black Knight Inc	(1,464)	-0.32%

Nemetschek SE	(1,461)	-0.32%

AIB Group PLC	1,440	0.32%

Tis Inc	1,437	0.32%

George Weston Ltd	1,432	0.31%

Fidelity National Financial Inc	(1,429)	-0.31%

Lear Corp	1,422	0.31%

Coca-Cola Europacific Partners PLC	1,393	0.31%

Kobayashi Pharmaceutical Ltd ORD	(1,384)	-0.30%

Eurofins Scientific SE	(1,381)	-0.30%

Metso Outotec Oyj	1,372	0.30%

Nihon M&A Center Holdings Inc	(1,355)	-0.30%

Saputo Inc	1,335	0.29%

Teva Pharmaceutical-Sp Adr	1,320	0.29%

Verbund AG	(1,315)	-0.29%

Hargreaves Lansdown PLC ORD	(1,290)	-0.28%

Alstom SA	1,278	0.28%

Cloudflare Inc - Class A	(1,256)	-0.28%

Euronext NV	(1,251)	-0.28%

Pan American Silver Corp	(1,238)	-0.27%

Azbil (Yamatake) Corp ORD	(1,200)	-0.26%

Resona Holdings (Daiwa Bank) ORD	1,188	0.26%

Johnson Matthey PLC	592	0.13%

Wilmar International Ltd	(592)	-0.13%

Aker BP ASA	(1,175)	-0.26%

Fortum Oyj	(1,166)	-0.26%

Eisai	1,165	0.26%

Viatris Inc	1,142	0.25%

Essity Ab Class B	1,120	0.25%

Stryker Corp	1,106	0.24%

SEB SA	(1,071)	-0.24%

Woodside Energy Group Ltd	1,056	0.23%

Electrolux AB Class B	(1,039)	-0.23%

Canadian Imperial Bank of Commerce	(1,017)	-0.22%

BRP Inc	1,013	0.22%

Monotaro Co Ltd	(1,004)	-0.22%

Empire Co Ltd A	(996)	-0.22%

Dentsply Sirona Inc	(991)	-0.22%

Darden Restaurants	976	0.21%

Sofina SA	(967)	-0.21%

ESR Group Limited	(954)	-0.21%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Techtronic Industries Co Ltd ORD	$(937)	-0.21%

Clorox Company	935	0.21%

Shionogi & Co Ltd ORD	(923)	-0.20%

Melrose Industries PLC	914	0.20%

Fifth Third Bancorp	(912)	-0.20%

Nippon Shinyaku Co Ltd	(895)	-0.20%

Accor SA	(880)	-0.19%

Dassault Aviation SA	842	0.19%

Telefonica SA	(829)	-0.18%

Public SVC Enterprise	(790)	-0.17%

Nidec Corp ORD	(787)	-0.17%

Liberty Sirius Group-C	(782)	-0.17%

Liberty Siriusxm Group	(777)	-0.17%

La Francaise Des Jeux SAEM	(772)	-0.17%

Kongsberg Gruppen ASA	764	0.17%

Edison International	759	0.17%

Coca-Cola HBC AG	758	0.17%

Sagax AB-B	729	0.16%

Gjensidige Forsikring ASA	(717)	-0.16%

Voestalpine AG	715	0.16%

Compass Group PLC	(714)	-0.16%

Intertek Group PLC	(706)	-0.16%

Swedish Orphan Biovitrum AB	691	0.15%

Spark New Zealand Ltd	645	0.14%

Dish Network Corp-A	(619)	-0.14%

DCC PLC	(590)	-0.13%

Jardine Cycle & Carriage Ltd	584	0.13%

Jeronimo Martins SGPS SA	573	0.13%

Sonova Holding AG	(572)	-0.13%

Recruit Holdings Co Ltd	(570)	-0.13%

Tele2 Ab	(543)	-0.12%

Baloise Holding AG	(527)	-0.12%

Dassault Systemes SA	(522)	-0.11%

State Street Corp	518	0.11%

Bank Of Nova Scotia	(502)	-0.11%

Groupe Bruxelles Lambert SA	(499)	-0.11%

SIG Group AG	498	0.11%

Orion Oyj Class B	495	0.11%

BioMerieux	470	0.10%

Daiwa Securities Group Inc ORD	(466)	-0.10%

Volkswagen AG	(463)	-0.10%

QBE Insurance Group Ltd	454	0.10%

Israel Discount Bank Ltd ORD A	(453)	-0.10%

United Overseas Bank Ltd	(445)	-0.10%

Adevinta ASA	213	0.05%

EDP - Energias de Portugal, S.A.	213	0.05%

Roku Inc	210	0.05%

Pearson PLC	(210)	-0.05%

Aptiv PLC	406	0.09%

Fast Retailing Co Ltd ORD	405	0.09%

Just Eat Takeaway	(394)	-0.09%

Daimler Truck Holding AG	386	0.09%

OMV AG	(376)	-0.08%

Banque Cantonale Vaudoise	363	0.08%

Yara International ASA	341	0.07%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Keyera Corp	$(334)	-0.07%

Bachem Holding AG-Reg B	322	0.07%

Kingfisher PLC	(291)	-0.06%

Bollore Se	287	0.06%

Auto Trader Group PLC	(253)	-0.06%

ING Groep NV	247	0.05%

Berkshire Hathaway Inc-Cl B	(244)	-0.05%

Kinder Morgan Inc	(237)	-0.05%

Unibail-Rodamco-Westfield	225	0.05%

BOC Hong Kong Holdings Ltd ORD	(207)	-0.05%

Paycom Software Inc	206	0.05%

Expedia Group Inc	(191)	-0.04%

Medibank Private	(184)	-0.04%

Swiss Prime Site AG	156	0.03%

Sands China Ltd	99	0.02%

Mercury NZ Ltd	88	0.02%

Wix.com Ltd	76	0.02%

Bank of Ireland Group PLC	73	0.02%

Swisscom AG	(69)	-0.02%

Fisher & Paykel Healthcare Corporation Limited	(46)	-0.01%

Ebos Group Ltd	44	0.01%

Sartorius AG Pref	8	0.00%

Keysight Technologies Inc	1	0.00%

Eli Lilly & Co	1	0.00%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Index	S&P 500 Total Return Index	$(278,498)	-54.70%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional

Future	S&P 500 E-mini Futures	$(31,550)	-15.81%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional

Currency	British Pound Spot	$(43,235)	-13.77%

	Australian Dollar Spot	32,305	10.29%

	Euro Spot	(25,935)	-8.26%

	Norwegian Krone Spot	23,502	7.49%

	Swiss Franc Spot	(17,910)	-5.70%

	Japanese Yen Spot	12,464	3.97%

	Canadian Dollar Spot	(3,199)	-1.02%

	Swedish Krona Spot	(2,604)	-0.83%

	New Zealand Dollar Spot	(1,583)	-0.50%

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND MARCH 31, 2023 (Unaudited)

At March 31, 2023, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments.

SECTOR WEIGHTINGS

Short-Term Investments	77.6%

Financials	22.4%

100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

(Percentages are based on Net Assets of $41,308 (000))

COMMON STOCK — 38.5%

	Shares	Fair Value (000)
AUSTRALIA — 0.5%

Flutter Entertainment*	1,198	$216

BRAZIL — 0.5%

MercadoLibre*	165	217

CHINA — 2.4%

Alibaba Group Holding*	18,900	242

Baidu, Cl A*	10,450	198

CGN Power, Cl H	40,000	10

China BlueChemical	38,000	10

China Communications Services, Cl H	26,000	13

China Datang Renewable Power, Cl H	33,000	12

China Everbright	13,000	9

China Hongqiao Group	11,000	10

China International Marine Containers Group, Cl H	12,000	8

China Medical System Holdings	5,000	8

China National Building Material, Cl H	11,000	9

China Railway Group, Cl H	16,000	10

China Railway Signal & Communication, Cl H	29,000	11

China Resources Land	4,000	18

China Resources Pharmaceutical Group	11,000	9

China Tower, Cl H	86,000	10

CITIC	10,000	12

CRRC	23,000	13

Dongfeng Motor Group, Cl H	15,000	7

Dongyue Group	9,000	9

Fosun International	11,000	8

Fufeng Group	15,000	9

Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	4,000	12

Hengan International Group	3,000	14

Kingboard Holdings	3,000	9

Lenovo Group	13,000	14

Metallurgical Corp of China, Cl H	40,000	10

Shanghai Industrial Holdings	8,000	11

Shanghai Pharmaceuticals Holding, Cl H	5,000	9

Shougang Fushan Resources Group	28,000	9

Sinopec Engineering Group, Cl H	20,000	10

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
CHINA — (continued)

TCL Electronics Holdings	23,000	$10

Tencent Holdings	4,200	206

Uni-President China Holdings	11,000	11

Zhengzhou Coal Mining Machinery Group, Cl H	8,000	8

ZTE, Cl H	4,000	12

		990

DENMARK — 0.5%

AP Moller - Maersk, Cl B	119	216

FRANCE — 0.5%

Orange	17,499	208

GREECE — 0.5%

OPAP	12,677	203

HONG KONG — 0.4%

ASMPT	1,000	10

CK Asset Holdings	2,000	12

CK Infrastructure Holdings	1,000	5

Grand Pharmaceutical Group	16,000	9

HKT Trust & HKT	8,000	11

Kerry Properties	4,000	10

Kingboard Laminates Holdings	9,000	9

Link REIT	1,000	6

PCCW	21,000	11

Sino Land	7,000	10

SSY Group	18,000	11

Sun Hung Kai Properties	1,000	14

Swire Pacific, Cl A	1,000	8

Vinda International Holdings	3,000	7

WH Group	16,000	10

		143

ITALY — 0.4%

Ferrari	665	180

JAPAN — 0.5%

Japan Tobacco	5,088	107

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
JAPAN — (continued)

Taisei	2,631	$81

		188

LUXEMBOURG — 0.4%

SES, Cl A	27,447	180

NETHERLANDS — 0.5%

ASML Holding, Cl G	288	196

NORWAY — 0.3%

Equinor	4,385	125

SINGAPORE — 1.2%

Jardine Cycle & Carriage	9,541	224

UOL Group	50,434	263

		487

SOUTH KOREA — 1.2%

HL Mando	3,985	140

Kia	2,563	160

Pan Ocean	23,172	104

SK Hynix	1,312	89

		493

SPAIN — 0.7%

Repsol	5,873	90

Telefonica	47,980	207

		297

SWEDEN — 0.6%

Evolution	1,816	243

TAIWAN — 0.9%

Catcher Technology	5,108	32

Hon Hai Precision Industry	26,620	91

Taiwan Semiconductor Manufacturing ADR	2,170	202

Voltronic Power Technology	1,000	56

		381

UNITED KINGDOM — 0.5%

BAE Systems	17,507	212

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED KINGDOM — (continued)

CK Hutchison Holdings	1,000	$6

		218

UNITED STATES — 26.0%

AbbVie	223	36

Altria Group	3,703	165

Amdocs	3,946	379

Boeing*	972	207

Booking Holdings*	77	204

Bristol-Myers Squibb	4,824	334

Broadcom	675	433

CACI International, Cl A*	878	260

Campbell Soup	3,527	194

Cardinal Health	3,311	250

Caterpillar	871	199

CF Industries Holdings	637	46

Cheniere Energy	2,074	327

CME Group, Cl A	1,672	320

ConocoPhillips	1,219	121

Dow	1,364	75

Energy Transfer	11,784	147

Enphase Energy*	1,354	285

Euronet Worldwide*	1,857	208

Exxon Mobil	679	74

Fair Isaac*	303	213

Freeport-McMoRan	7,807	319

General Mills	2,231	191

Gilead Sciences	415	34

Hologic*	4,989	403

Huntsman	2,538	70

Jabil	2,430	214

Jazz Pharmaceuticals*	230	34

Kellogg	1,117	75

Lennar, Cl A	874	92

Liberty Media -Liberty Formula One, Cl C*	2,784	208

Lockheed Martin	341	161

Louisiana-Pacific	1,225	66

LyondellBasell Industries, Cl A	820	77

Marathon Petroleum	949	128

MarketAxess Holdings	1,060	415

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)

Micron Technology	6,517	$393

MSCI, Cl A	826	462

Newmont	6,193	304

Nucor	1,384	214

Paychex	2,904	333

Pfizer	695	28

Phillips 66	692	70

Plains All American Pipeline	9,994	125

Post Holdings*	935	84

QUALCOMM	2,847	363

Regeneron Pharmaceuticals*	49	40

Science Applications International	3,275	352

Toll Brothers	1,548	93

Universal Health Services, Cl B	2,527	321

Vertex Pharmaceuticals*	118	37

Visa, Cl A	2,040	460

Westlake	682	79

		10,722

TOTAL COMMON STOCK
(Cost $14,931) (000)		15,903

U.S. TREASURY OBLIGATIONS — 17.8%

	Face Amount (000)
U.S. Treasury Bill

5.053%, 09/07/23(A)	$840	$823

4.756%, 07/27/23(A)	840	827

U.S. Treasury Inflation Indexed Bonds

0.125%, 01/15/30	6,134	5,716

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,585) (000)		7,366

CORPORATE OBLIGATIONS — 8.5%

FINLAND — 0.5%

Nordea Bank

4.750%, 09/22/25 (B)	200	199

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)		Fair Value (000)
GERMANY — 0.5%
Volkswagen International Finance MTN

4.250%, 02/15/28	EUR	200	$218

MEXICO — 0.4%
Petroleos Mexicanos

6.700%, 02/16/32		$200	159

NORWAY — 0.5%
Equinor MTN

6.875%, 03/11/31	GBP	140	198

SAUDI ARABIA — 0.5%
Saudi Arabian Oil MTN

3.500%, 04/16/29 (B)		$200	187

SOUTH KOREA — 0.4%
SK Hynix

1.500%, 01/19/26 (B)		200	178

TAIWAN — 0.4%
TSMC Arizona

1.750%, 10/25/26		200	181

UNITED ARAB EMIRATES — 0.4%
Galaxy Pipeline Assets Bidco

2.940%, 09/30/40 (B)		193	156

UNITED KINGDOM — 0.4%
HSBC Holdings

3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/30 (C)		200	180

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)		Fair Value (000)
UNITED STATES — 4.5%

Broadcom

4.300%, 11/15/32		$420	$387

Cadence Design Systems

4.375%, 10/15/24		50	49

Gilead Sciences

2.500%, 09/01/23		50	50

Jabil

4.250%, 05/15/27		70	68

Marathon Oil

6.800%, 03/15/32		200	211

Micron Technology

2.703%, 04/15/32		260	208

Nexstar Media

5.625%, 07/15/27 (B)		70	65

Philip Morris International

3.125%, 06/03/33	EUR	230	216

Plains All American Pipeline

6.650%, 01/15/37		$200	204

Regeneron Pharmaceuticals

1.750%, 09/15/30		250	202

Schlumberger Finance Canada

1.400%, 09/17/25		70	65

Take-Two Interactive Software

3.300%, 03/28/24		50	49

VMware

3.900%, 08/21/27		70	67

			1,841

TOTAL CORPORATE OBLIGATIONS

(Cost $3,440) (000)			3,497

SOVEREIGN BONDS — 2.3%

BRAZIL — 0.5%

Brazilian Government International Bond

4.250%, 01/07/25		200	198

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

SOVEREIGN BONDS — continued

	Face Amount (000)	Fair Value (000)
POLAND — 0.5%

Republic of Poland Government International Bond

3.250%, 04/06/26	$200	$194

QATAR — 0.5%

Qatar Government International Bond

5.103%, 04/23/48(B)	200	203

HUNGARY — 0.4%

Hungary Government International Bond

2.125%, 09/22/31(B)	200	154

SAUDI ARABIA — 0.4%

Saudi Government International Bond MTN

4.500%, 10/26/46(B)	200	175

TOTAL SOVEREIGN BONDS
(Cost $911) (000)		924

PREFERRED STOCK — 0.4%

	Shares
GERMANY — 0.4%

Dr Ing hc F Porsche (D)	1,345	172

Total Preferred Stock
(Cost $135) (000)		172

CONVERTIBLE BOND — 0.1%

	Face Amount (000)

UNITED STATES — 0.1%

Palo Alto Networks

0.75%, 07/01/23	$25	56

TOTAL CONVERTIBLE BONDS
(Cost $29) (000)		56

TOTAL INVESTMENTS — 67.6%
(Cost $27,031) (000)		$27,918

*     Non-income producing security.

(A) The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On March 31, 2023, the value of these securities amounted $1,317 (000) and represented 3.2% of net assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No rate available.

Open	futures contracts held by the Fund at March 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized
Long Contracts
Gold	2	Jun-2023	$392	$397	$5

Open OTC swap agreements held by the Fund at March 31, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	**GSCHEMBA INDEX	SOFR +0.35%	ASSET RETURN	N/A	11/26/25	USD	$1,002	$27	$–	$27

Goldman Sachs	**GSCHEULG INDEX	SOFR +0.78%	ASSET RETURN	N/A	12/03/25	USD	1,461	118	–	118

Goldman Sachs	**GSCHJMFA INDEX	SOFR +0.45%	ASSET RETURN	N/A	11/03/23	USD	783	105	–	105

Goldman Sachs	**GSCHLAT2 INDEX	SOFR +0.85%	ASSET RETURN	N/A	03/11/26	USD	193	(2)	–	(2)
JPMorgan Chase	**JMABCID3 INDEX	0.00%	ASSET RETURN	Quarterly	10/12/23	USD	3,201	(11)	–	(11)

Macquarie Bank Limited	**BCOM INDEX	0.25%	ASSET RETURN	N/A	03/30/23	USD	4,561	49	–	49

							$11,201	$286	$–	$286

** The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2023.

**GSCHEMBA Index: Long basket of attractive Emerging Market stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	CRRC Corp Ltd	$42,267	4.06%

	POSCO Holdings Inc	40,401	3.88%

	CJ Corp	39,927	3.83%

	The United Laboratories International Holdings Ltd	39,764	3.82%

	Metallurgical Corp of China Ltd	37,124	3.56%

	Tianneng Power International Ltd	34,804	3.34%

	Powertech Technology Inc	33,079	3.18%

	Coca-Cola Femsa SAB de CV	33,046	3.17%

	China CITIC Bank Corp Ltd	31,357	3.01%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Shanghai Industrial Holdings Ltd	$31,270	3.00%

CITIC Ltd	31,004	2.98%

Agricultural Bank of China Ltd	30,967	2.97%

PTT Global Chemical PCL	30,883	2.96%

Bangkok Bank PCL	30,165	2.90%

Korea Investment Holdings Co Ltd	29,532	2.84%

China Minsheng Banking Corp Ltd	28,875	2.77%

Bank of China Ltd	28,582	2.74%

The People’s Insurance Co Group of China Ltd	28,246	2.71%

Industrial & Commercial Bank of China Ltd	28,119	2.70%

Cia Paranaense de Energia	27,857	2.67%

BNK Financial Group Inc	27,777	2.67%

Chongqing Rural Commercial Bank Co Ltd	27,474	2.64%

China Everbright Bank Co Ltd	27,457	2.64%

Samsung Securities Co Ltd	27,439	2.63%

Metalurgica Gerdau SA	27,110	2.60%

Industrial Bank of Korea	26,913	2.58%

Samsung Card Co Ltd	26,870	2.58%

KT&G Corp	25,971	2.49%

EDP - Energias do Brasil SA	25,655	2.46%

Shinsegae Inc	25,579	2.46%

AMMB Holdings Bhd	25,117	2.41%

Seegene Inc	23,734	2.28%

Indo Tambangraya Megah Tbk PT	23,703	2.28%

PICC Property & Casualty Co Ltd	23,514	2.26%

Alpek SAB de CV	20,008	1.92%

**GSCHEULG Index: Long basket of attractive EU and UK stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	Fresenius Medical Care AG & Co KGaA	$51,627	3.22%

	HeidelbergCement AG	50,105	3.13%

	E.ON SE	49,965	3.12%

	3i Group PLC	47,988	3.00%

	Bayerische Motoren Werke AG	47,728	2.98%

	Helvetia Holding AG	47,489	2.97%

	Dassault Aviation SA	47,243	2.95%

	Infineon Technologies AG	47,231	2.95%

	Alten SA	47,180	2.95%

	Kuehne + Nagel International AG	46,403	2.90%

	Stellantis NV	45,166	2.82%

	Mercedes-Benz Group AG	44,834	2.80%

	BT Group PLC	44,472	2.78%

	Taylor Wimpey PLC	44,269	2.76%

	Wendel SE	43,425	2.71%

	ArcelorMittal SA	43,264	2.70%

	Assicurazioni Generali SpA	43,044	2.69%

	Eurazeo SE	42,074	2.63%

	Naturgy Energy Group SA	40,230	2.51%

	Rubis SCA	40,057	2.50%

	Engie SA	39,982	2.50%

	Novartis AG	39,874	2.49%

	Talanx AG	39,809	2.49%

	GSK PLC	39,684	2.48%

	DS Smith PLC	39,461	2.46%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Mapfre SA	$39,111	2.44%

Zurich Insurance Group AG	37,349	2.33%

ING Groep NV	37,201	2.32%

Logitech International SA	36,964	2.31%

TotalEnergies SE	36,858	2.30%

Ipsen SA	36,674	2.29%

Eni SpA	35,693	2.23%

Telefonaktiebolaget LM Ericsson	35,278	2.20%

Yara International ASA	34,762	2.17%

Volkswagen AG	33,830	2.11%

Orion Oyj	33,256	2.08%

Roche Holding AG	32,814	2.05%

NN Group NV	32,090	2.00%

Aker BP ASA	27,178	1.70%
**GSCHJMFA INDEX: Long Basket of attractive Japanese stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	Marubeni Corp	$31,826	3.53%

	Seino Holdings Co Ltd	30,158	3.35%

	Sumitomo Mitsui Financial Group Inc	29,788	3.31%

	TOPPAN Inc	28,231	3.13%

	Kuraray Co Ltd	27,579	3.06%

	Mizuho Financial Group Inc	27,405	3.04%

	Sumitomo Metal Mining Co Ltd	27,376	3.04%

	Mitsubishi Chemical Group Corp	27,216	3.02%

	Mitsubishi Corp	27,182	3.02%

	Resona Holdings Inc	26,764	2.97%

	Sankyu Inc	26,739	2.97%

	Fuji Media Holdings Inc	26,412	2.93%

	Takeda Pharmaceutical Co Ltd	26,411	2.93%

	Mebuki Financial Group Inc	26,370	2.93%

	Morinaga Milk Industry Co Ltd	26,158	2.90%

	GungHo Online Entertainment Inc	25,922	2.88%

	Shimamura Co Ltd	25,898	2.87%

	Cosmo Energy Holdings Co Ltd	25,693	2.85%

	Daiwa Securities Group Inc	25,160	2.79%

	Toyo Seikan Group Holdings Ltd	25,108	2.79%

	Sumitomo Mitsui Trust Holdings Inc	25,063	2.78%

	Nomura Holdings Inc	24,887	2.76%

	Kinden Corp	24,647	2.73%

	Mitsui Mining & Smelting Co Ltd	24,569	2.73%

	Izumi Co Ltd	24,313	2.70%

	SoftBank Corp	24,290	2.70%

	Dai-ichi Life Holdings Inc	24,223	2.69%

	Zenkoku Hosho Co Ltd	24,028	2.67%

	Teijin Ltd	23,902	2.65%

	Haseko Corp	23,527	2.61%

	Oji Holdings Corp	23,292	2.58%

	Nippon Television Holdings Inc	23,277	2.58%

	Medipal Holdings Corp	22,898	2.54%

	Nippon Telegraph & Telephone Corp	22,612	2.51%

	Japan Post Insurance Co Ltd	22,253	2.47%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional
Equity	Petroleo Brasileiro SA	$32,930	17.19%

	Banco do Brasil SA	17,113	8.93%

	Itausa SA	13,046	6.81%

	Gerdau SA	8,902	4.65%

	Fibra Uno Administracion SA de CV	8,352	4.36%

	Banco del Bajio SA	6,760	3.53%

	Coca-Cola Femsa SAB de CV	6,268	3.27%

	Arca Continental SAB de CV	5,967	3.12%

	Banco Bradesco SA	5,519	2.88%

	Vibra Energia SA	5,026	2.62%

	Cia Energetica de Minas Gerais	5,009	2.62%

	Alfa SAB de CV	4,766	2.49%

	Embraer SA	4,448	2.32%

	Natura & Co Holding SA	4,350	2.27%

	Empresas Copec SA	4,334	2.26%

	Qualitas Controladora SAB de CV	3,994	2.09%

	Cencosud SA	3,889	2.03%

	JBS S/A	3,826	2.00%

	Transmissora Alianca de Energia Eletrica S/A	3,691	1.93%

	Orbia Advance Corp SAB de CV	3,178	1.66%

	Ultrapar Participacoes SA	3,146	1.64%

	Banco de Credito e Inversiones SA	3,113	1.63%

	Falabella SA	2,932	1.53%

	Cia Siderurgica Nacional SA	2,814	1.47%

	Empresas CMPC SA	2,765	1.44%

	Cia Sud Americana de Vapores SA	2,668	1.39%

	Metalurgica Gerdau SA	2,292	1.20%

	Cia Paranaense de Energia	2,220	1.16%

	Bradespar SA	2,081	1.09%

	CPFL Energia SA	1,828	0.95%

	EDP - Energias do Brasil SA	1,791	0.93%

	Embotelladora Andina SA	1,616	0.84%

	Colbun SA	1,490	0.78%

	Caixa Seguridade Participacoes S/A	1,400	0.73%

	BRF SA	1,238	0.65%

	Braskem SA	1,107	0.58%

	Itau CorpBanca Chile SA	1,005	0.52%

	Neoenergia SA	907	0.47%

	Raizen SA	854	0.45%

	Via SA	851	0.44%

	Alpek SAB de CV	644	0.34%

	Locaweb Servicos de Internet SA	632	0.33%

	Marfrig Global Foods SA	606	0.32%

	Qualicorp Consultoria e Corretora de Seguros SA	166	0.09%

**JMABCID3 Index: The Index aims to provide convex exposure to the commodities sector, via the delta replication of call options on J.P.Morgan Beta Select Index.

	Top Underlying Components	Notional	Percentage of Notional
Future	Gold 100 Oz Futures Jun23	$53,293	1.67%

	WTI Crude Futures Dec23	25,921	0.81%

	Brent Crude Futures Dec23	24,066	0.75%

	Natural Gas Futures Apr24	21,324	0.67%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional

Soybean Futures Jul23	$19,754	0.62%

Copper Futures Sep23	17,724	0.56%

Silver Futures May23	16,299	0.51%

LME PRI ALUM Futures Jul23	13,029	0.41%

Coffee ‘C’ Futures May24	11,060	0.35%

Sugar #11 (World) Mar24	10,676	0.33%

Corn Futures Jul24	10,024	0.31%

Wheat Futures (CBT) Dec23	9,276	0.29%

LME Zinc Futures Dec23	8,836	0.28%

LME Nickel Futures May23	8,292	0.26%

Low Su Gasoil G May23	8,149	0.26%

Corn Futures Jul23	8,135	0.26%

Gasoline RBOB Futures Sep23	7,533	0.24%

Soybean Meal Futures Dec23	6,996	0.22%

NY Harb ULSD Futures May23	6,445	0.20%

KC HRW Wheat Futures Dec23	6,284	0.20%

Live Cattle Futures Aug23	6,110	0.19%

Soybean Oil Futures Dec23	5,725	0.18%

Soybean Meal Futures Jul23	5,683	0.18%

Cotton NO.2 Futures Mar24	5,462	0.17%

Soybean Oil Futures Jul23	4,358	0.14%

Live Cattle Futures Oct23	3,937	0.12%

LME Lead Futures Dec23	3,159	0.10%

Live Cattle Futures Dec23	1,934	0.06%

Lean Hogs Futures Aug23	1,730	0.05%

Lean Hogs Futures Oct23	1,582	0.05%

Lean Hogs Futures Jul23	1,405	0.04%

Lean Hogs Futures Dec23	845	0.03%

**BCOM Index: Provides broad-based exposure to Commodities with no single Commodity or Commodity sector dominating the index.

	Top Underlying Components	Notional	Percentage of Notional

Future	COMEX Gold 100 Troy Ounces	$736,242	15.97%

	NYMEX Light Sweet Crude Oil	370,656	8.04%

	ICE Brent Crude Oil	342,534	7.43%

	CBOT Soybean	272,460	5.91%

	CBOT Corn	260,013	5.64%

	COMEX Copper	255,403	5.54%

	NYMEX Henry Hub Natural Gas F	242,033	5.25%

	COMEX Silver	215,755	4.68%

	LME Primary Aluminum	199,620	4.33%

	CBOT Soybean Meal	160,894	3.49%

	CME Live Cattle	159,972	3.47%

	NYBOT CSC C Coffee	143,837	3.12%

	NYBOT CSC Number 11 World Sugar	140,149	3.04%

	CBOT Soybean Oil	133,694	2.90%

	LME Zinc	130,928	2.84%

	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB F	122,169	2.65%

	CBOT Wheat	121,247	2.63%

	ICE Gas Oil	113,871	2.47%

	LME Nickel	109,722	2.38%

	CME Lean Hogs	92,664	2.01%

	NYMEX NY Harbor ULSD F	88,054	1.91%

	KCBT Hard Red Winter Wheat	86,210	1.87%

	NYBOT CTN Number 2 Cotton	70,074	1.52%

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL ASSET FUND MARCH 31, 2023 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
LME Lead	$41,491	0.90%

At March 31, 2023, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS

U.S. Treasury Obligations	26.4%

Information Technology	14.9%

Industrials	9.0%

Energy	8.7%

Consumer Discretionary	8.6%

Financials	8.0%

Health Care	6.5%

Communication Services	4.9%

Materials	4.5%

Consumer Staples	3.9%

Sovereign Bonds	3.3%

Real Estate	1.2%

Utilities	0.1%

100.0%

See “Glossary” for abbreviations.

CHI-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS MARCH 31, 2023 (Unaudited)

GLOSSARY

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EURIBOR — Euro London Interbank Offered Rate

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Ser — Series

PIK — Payment-in-Kind

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SPDR — Standard & Poor’s Depository Receipt

TBA — To Be Announced

TSFR3M — 3 Month CME Term Secured

Overnight Financing Rate